UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2019 – JUNE 30, 2019

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2019

AMG Chicago Equity Partners Balanced Fund

Class N: MBEAX | Class I: MBESX | Class Z: MBEYX

AMG Managers Amundi Intermediate Government Fund

Class N: MGIDX | Class I: MADIX | Class Z: MAMZX

AMG Managers Amundi Short Duration Government Fund

Class N: MGSDX | Class I: MANIX | Class Z: MATZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com |	063019	SAR009

AMG Funds
Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Chicago Equity Partners Balanced Fund	5

AMG Managers Amundi Intermediate Government Fund	19

AMG Managers Amundi Short Duration Government Fund	24

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	31
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	33
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	34
Detail of changes in assets for the past two fiscal periods

Financial Highlights	35
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	53

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Chicago Equity Partners Balanced Fund
Based on Actual Fund Return
Class N	1.09%	$1,000	$1,109	$5.70
Class I	0.93%	$1,000	$1,111	$4.87
Class Z	0.84%	$1,000	$1,111	$4.40

Based on Hypothetical 5% Annual Return
Class N	1.09%	$1,000	$1,019	$5.46
Class I	0.93%	$1,000	$1,020	$4.66
Class Z	0.84%	$1,000	$1,021	$4.21
AMG Managers Amundi Intermediate Government Fund
Based on Actual Fund Return
Class N	0.84%	$1,000	$1,040	$4.25
Class I	0.74%	$1,000	$1,040	$3.74
Class Z	0.69%	$1,000	$1,040	$3.49

Based on Hypothetical 5% Annual Return
Class N	0.84%	$1,000	$1,021	$4.21
Class I	0.74%	$1,000	$1,021	$3.71
Class Z	0.69%	$1,000	$1,021	$3.46

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Managers Amundi Short Duration Government Fund
Based on Actual Fund Return
Class N	0.77%	$1,000	$1,017	$3.85
Class I	0.67%	$1,000	$1,018	$3.35
Class Z	0.62%	$1,000	$1,018	$3.10

Based on Hypothetical 5% Annual Return
Class N	0.77%	$1,000	$1,021	$3.86
Class I	0.67%	$1,000	$1,021	$3.36
Class Z	0.62%	$1,000	$1,022	$3.11

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Chicago Equity Partners Balanced Fund[2,3,4,5,6,7,11,12]
Class N	10.90%	4.60%	6.53%	9.72%	7.85%	01/02/97
Class I	11.07%	4.78%	6.72%	—	8.62%	11/30/12
Class Z	11.06%	4.88%	6.80%	10.00%	8.22%	01/02/97

60% Russell 1000®
Index8 /40% Bloomberg
Barclays U.S. Aggregate
Bond Index[9]	13.71%	9.51%	7.66%	10.65%	7.68%	01/02/97	†
Russell 1000® Index[8]	18.84%	10.02%	10.45%	14.77%	8.52%	01/02/97	†
Bloomberg Barclays U.S. Aggregate Bond Index[9]	6.11%	7.87%	2.95%	3.90%	5.14%	01/02/97	†
AMG Managers Amundi Intermediate Government Fund[2,3,4,10,11,12]
Class N	3.95%	5.30%	1.95%	3.57%	5.32%	03/31/92
Class I	4.00%	5.30%	—	—	2.11%	02/24/17
Class Z	4.02%	5.35%	—	—	2.09%	02/24/17

FTSE Mortgage Index[13]	4.30%	6.39%	2.58%	3.27%	5.41%	03/31/92	†
Bloomberg Barclays
U.S. Aggregate Bond Index[9]	6.11%	7.87%	2.95%	3.90%	5.57%	03/31/92	†
AMG Managers Amundi Short Duration Government Fund[2,3,4,10,11,12]
Class N	1.70%	1.94%	0.81%	1.12%	3.23%	03/31/92
Class I	1.75%	2.05%	—	—	1.24%	02/24/17
Class Z	1.78%	2.09%	—	—	1.33%	02/24/17

ICE BofAML US 6-Month Treasury Bill Index[14]	1.38%	2.51%	1.04%	0.65%	2.86%	03/31/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[4]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[7]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[8]

The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. The Russell 1000® Index is unmanaged, is not available for investment, and does not incur expenses.

[9]

The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[10]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[11]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

Fund Performance
Periods ended June 30, 2019 (continued)
[12]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[13]

The FTSE Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Prior to July 31, 2018, the FTSE Mortgage Index was known as the Citigroup Mortgage Index. Unlike the Fund, the FTSE Mortgage

Index is unmanaged, is not available for investment, and does not incur expenses.

[14]

The ICE BofAML US 6-Month Treasury Bill Index is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Fund, the ICE BofAML US 6-Month Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Index is a trademark of the London Stock Exchange Group companies.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates,

“Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Chicago Equity Partners Balanced Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
U.S. Government and Agency Obligations	30.4
Industrials	15.1
Financials	12.9
Information Technology	8.8
Health Care	6.8
Utilities	4.6
Communication Services	4.5
Consumer Discretionary	4.4
Consumer Staples	4.2
Energy	2.8
Real Estate	2.7
Materials	1.8
Short-Term Investments	1.2
Other Assets Less Liabilities	(0.2)

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	67.6
Aaa	0.1
Aa	4.0
A	14.4
Baa	13.9

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 2.250%, 11/15/24	2.4
U.S. Treasury Notes, 1.500%, 01/31/22	1.5
U.S. Treasury Notes, 2.375%, 08/15/24	1.3
Microsoft Corp.	1.2
U.S. Treasury Notes, 1.125%, 07/31/21	1.2
Apple, Inc.	1.1
Amazon.com, Inc.	1.0
Johnson & Johnson	0.9
U.S. Treasury Notes, 2.250%, 04/30/21	0.9
U.S. Treasury Notes, 1.625%, 11/15/22	0.9

Top Ten as a Group	12.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Shares	Value
Common Stocks - 54.0%
Communication Services - 4.5%
Activision Blizzard, Inc.	5,450	$257,240
Alphabet, Inc., Class A*	1,505	1,629,614
AT&T, Inc.	8,714	292,006
Avex, Inc. (Japan)	2,000	25,415
Borussia Dortmund GmbH & Co. KGaA (Germany)	1,800	16,937
Capcom Co., Ltd. (Japan)	2,500	50,326
Cinemark Holdings, Inc.	8,600	310,460
Comcast Corp., Class A	39,085	1,652,514
CTS Eventim AG & Co. KGaA (Germany)	700	32,548
Electronic Arts, Inc.*	790	79,995
Facebook, Inc., Class A*	6,615	1,276,695
Gree, Inc. (Japan)	4,400	20,525
GungHo Online Entertainment, Inc. (Japan)	1,400	38,879
HKBN, Ltd. (Hong Kong)	19,000	34,259
Infrastrutture Wireless Italiane S.P.A. (Italy)[1]	800	7,843
Match Group, Inc.	3,510	236,118
Mixi, Inc. (Japan)	900	18,074
Netflix, Inc.*	1,240	455,477
Nordic Entertainment Group AB, Class B (Sweden)	800	18,781
Omnicom Group, Inc.[2]	7,610	623,639
ProSiebenSat.1 Media SE (Germany)	400	6,266
Proto Corp. (Japan)	1,600	15,065
Rightmove PLC (United Kingdom)	1,400	9,524
Sanoma OYJ (Finland)	1,700	16,402
Sirius XM Holdings, Inc.[2]	18,300	102,114
SKY Perfect JSAT Holdings, Inc. (Japan)	11,900	46,453
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	26,100	24,874
Telephone & Data Systems, Inc.	12,960	393,984
TripAdvisor, Inc.*	3,420	158,312
United States Cellular Corp.*	3,470	155,005
Verizon Communications, Inc.	30,440	1,739,037
Viacom, Inc., Class B	23,270	695,075
The Walt Disney Co.	10,129	1,414,414
Total Communication Services		11,853,870
Consumer Discretionary - 4.4%
888 Holdings PLC (Gibraltar)	13,400	27,738
Accent Group, Ltd. (Australia)	55,400	53,927
Adient PLC[2]	16,050	389,534
Advance Auto Parts, Inc.	1,300	200,382

	Shares	Value
Amazon.com, Inc.*	1,465	$2,774,168
Aoyama Trading Co., Ltd. (Japan)	700	13,742
AutoZone, Inc.*	465	511,254
Beneteau, S.A. (France)	1,300	14,307
boohoo Group PLC (United Kingdom)*	700	1,881
BorgWarner, Inc.	9,640	404,687
Capri Holdings, Ltd. (United Kingdom)*	1,990	69,013
Chipotle Mexican Grill, Inc.*	630	461,714
Columbia Sportswear Co.[2]	3,780	378,605
Darden Restaurants, Inc.	890	108,340
DFS Furniture PLC (United Kingdom)	12,100	39,031
Evolution Gaming Group AB (Sweden)[1]	500	9,902
Exedy Corp. (Japan)	1,000	21,000
Extended Stay America, Inc.	37,860	639,455
Ford Motor Co.	31,790	325,212
Foster Electric Co., Ltd. (Japan)	1,400	20,242
Fujibo Holdings, Inc. (Japan)	300	6,476
Garrett Motion, Inc. (Switzerland)*	1	15
Gentex Corp.	17,330	426,491
Greggs PLC (United Kingdom)	1,300	37,891
Harley-Davidson, Inc.	8,245	295,418
The Home Depot, Inc.	2,635	548,001
IDP Education, Ltd. (Australia)	6,100	75,849
Inchcape PLC (United Kingdom)	2,900	22,726
JVC Kenwood Corp. (Japan)	15,100	35,168
Kindred Group PLC, SDR (Malta)	3,100	26,317
Kohl’s Corp.	4,800	228,240
Kontoor Brands, Inc.*	138	3,867
Lifestyle International Holdings, Ltd. (Hong Kong)	26,500	38,768
Lululemon Athletica, Inc. (Canada)*	1,290	232,471
Marriott International, Inc., Class A	820	115,038
Marston’s PLC (United Kingdom)	16,700	24,750
Matas A/S (Denmark)	6,900	74,843
Mobilezone Holding AG (Switzerland)	2,100	21,484
Moneysupermarket.com Group PLC (United Kingdom)[2]	5,400	28,288
NetEnt AB (Sweden)	2,500	8,009
Newell Brands, Inc.	16,185	249,573
Nishimatsuya Chain Co., Ltd. (Japan)	2,800	21,667
Nissan Shatai Co., Ltd. (Japan)	7,100	69,177
Ocado Group PLC (United Kingdom)*,2	1,200	17,789
On the Beach Group PLC (United Kingdom)[1]	5,600	33,909
Pool Corp.[2]	460	87,860

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Discretionary - 4.4% (continued)
Ross Stores, Inc.	5,345	$529,796
Seiko Holdings Corp. (Japan)	1,200	24,502
SSP Group PLC (United Kingdom)	4,559	39,734
The TJX Cos., Inc.	5,670	299,830
Tokai Rika Co., Ltd. (Japan)	1,800	29,752
Ulta Beauty, Inc.*	370	128,349
VF Corp.	970	84,730
The Wendy’s Co.[2]	63,930	1,251,749
Xinyi Glass Holdings, Ltd. (Hong Kong)	11,900	12,500
Yum! Brands, Inc.	730	80,789
Total Consumer Discretionary		11,675,950
Consumer Staples - 4.2%
Altria Group, Inc.	1,375	65,106
Archer-Daniels-Midland Co.	13,075	533,460
Axfood AB (Sweden)	1,700	33,660
C&C Group PLC (Ireland)	11,500	51,130
Cloetta AB, Class B (Sweden)	5,200	16,933
The Coca-Cola Co.	19,205	977,919
Colgate-Palmolive Co.	12,030	862,190
Constellation Brands, Inc., Class A	3,140	618,392
Costco Wholesale Corp.	1,360	359,394
Edgewell Personal Care Co.*	8,595	231,635
Emmi AG (Switzerland)	30	28,069
Flowers Foods, Inc.[2]	21,450	499,141
Glanbia PLC (Ireland)[2]	2,300	37,396
Keurig Dr Pepper, Inc.	10,335	298,682
Kimberly-Clark Corp.	11,005	1,466,746
The Kroger Co.	17,020	369,504
Metcash Ltd. (Australia)	6,000	10,852
Monster Beverage Corp.*	3,915	249,894
Noevir Holdings Co., Ltd. (Japan)	400	21,953
Origin Enterprises PLC (Ireland)	8,300	48,293
PepsiCo, Inc.	6,630	869,392
Philip Morris International, Inc.	4,230	332,182
The Procter & Gamble Co.	13,920	1,526,328
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd. (Israel)	650	33,899
Salmar A.S.A. (Norway)	900	39,179
Sheng Siong Group, Ltd. (Singapore)	8,800	7,154
Stock Spirits Group PLC (United Kingdom)	12,800	35,843
Tassal Group, Ltd. (Australia)	5,000	17,217

	Shares	Value
Tate & Lyle PLC (United Kingdom)	3,500	$32,811
TreeHouse Foods, Inc.*,2	12,970	701,677
Walmart, Inc.	6,740	744,703
Total Consumer Staples		11,120,734
Energy - 2.8%
Baker Hughes, a GE Co.[2]	6,440	158,617
Cabot Oil & Gas Corp.	14,570	334,527
Chevron Corp.	11,935	1,485,191
ConocoPhillips	13,200	805,200
Continental Resources, Inc.*	3,330	140,160
Devon Energy Corp.	14,320	408,406
DNO A.S.A. (Norway)	2,300	4,187
Exxon Mobil Corp.	19,675	1,507,695
Gaztransport Et Technigaz, S.A. (France)	1,050	105,327
Japan Petroleum Exploration Co., Ltd. (Japan)	600	13,953
Modec, Inc. (Japan)	2,000	56,650
Naphtha Israel Petroleum Corp., Ltd. (Israel)	8,300	54,337
National Oilwell Varco, Inc.	10,680	237,416
Occidental Petroleum Corp.	4,320	217,210
ONEOK, Inc.	1,360	93,582
Parsley Energy, Inc., Class A*	9,790	186,108
PBF Energy, Inc., Class A	3,865	120,975
Pioneer Natural Resources Co.	4,115	633,134
Schlumberger, Ltd.	15,740	625,508
TGS NOPEC Geophysical Co., A.S.A. (Norway)	1,300	36,582
Washington H Soul Pattinson & Co., Ltd. (Australia)	3,500	54,121
Whitehaven Coal, Ltd. (Australia)	15,500	39,941
Total Energy		7,318,827
Financials - 9.1%
The Allstate Corp.	4,310	438,284
Ameriprise Financial, Inc.	4,390	637,252
Aon PLC (United Kingdom)	475	91,666
Assured Guaranty, Ltd. (Bermuda)	9,520	400,602
Banca Mediolanum S.P.A. (Italy)	2,700	19,888
Bank of America Corp.	32,175	933,075
Bank of Georgia Group PLC (Georgia)	1,500	28,536
BAWAG Group AG (Austria)[1]	600	25,131
BB&T Corp.[2]	13,580	667,185
Berkshire Hathaway, Inc., Class B*	9,560	2,037,905
BlackRock, Inc.	790	370,747
Brewin Dolphin Holdings PLC (United Kingdom)	5,200	20,225
Burford Capital, Ltd.	600	11,846

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.1% (continued)
Cboe Global Markets, Inc.	10,810	$1,120,240
Cembra Money Bank AG (Switzerland)	650	62,726
Chimera Investment Corp., REIT	26,710	504,018
Commerce Bancshares, Inc. [2]	17,237	1,028,359
Cullen/Frost Bankers, Inc.[2]	2,630	246,326
Dah Sing Financial Holdings, Ltd. (Hong Kong)	10,400	48,595
Deutsche Pfandbriefbank AG (Germany)[1]	1,200	14,449
E*TRADE Financial Corp.	1,850	82,510
FactSet Research Systems, Inc.[2]	590	169,070
Fifth Third Bancorp	18,680	521,172
Franklin Resources, Inc.	19,155	666,594
Intermediate Capital Group PLC (United Kingdom)	4,600	80,687
Israel Discount Bank, Ltd., Class A (Israel)	500	2,039
Jafco Co., Ltd. (Japan)	900	33,065
Japan Securities Finance Co., Ltd. (Japan)	7,700	39,343
JPMorgan Chase & Co.	15,798	1,766,216
Legg Mason, Inc.	43,400	1,661,352
Lincoln National Corp.	9,160	590,362
M&T Bank Corp.	9,050	1,539,133
Magellan Financial Group, Ltd. (Australia)	2,900	104,112
Marusan Securities Co., Ltd. (Japan)	5,300	27,542
MetLife, Inc.	3,410	169,375
Navient Corp.[2]	23,620	322,413
nib holdings, Ltd. (Australia)	200	1,078
Northern Trust Corp.	15,020	1,351,800
Okasan Securities Group, Inc. (Japan)	3,800	13,934
ProAssurance Corp.	4,120	148,773
The Progressive Corp.	12,460	995,928
Prudential Financial, Inc.	1,870	188,870
S&P Global, Inc.	2,140	487,471
Santander Consumer USA Holdings, Inc.[2]	11,640	278,894
SEI Investments Co.	1,810	101,541
SpareBank 1 Nord Norge (Norway)	7,500	59,742
State Street Corp.	3,100	173,786
Storebrand A.S.A. (Norway)	200	1,472
T Rowe Price Group, Inc.	1,650	181,022
TCF Financial Corp.	14,320	297,713
TD Ameritrade Holding Corp.	1,135	56,659
TOC Co., Ltd. (Japan)	5,800	34,884
Tokai Tokyo Financial Holdings, Inc. (Japan)	3,100	9,491
Topdanmark A/S (Denmark)	1,600	90,299

	Shares	Value
Torchmark Corp.	2,630	$235,280
The Travelers Cos., Inc.	6,210	928,519
U.S. Bancorp	11,655	610,722
Unipol Gruppo S.P.A. (Italy)	6,000	29,236
Waddell & Reed Financial, Inc., Class A	21,910	365,240
Wells Fargo & Co.	17,870	845,608
White Mountains Insurance Group, Ltd.	182	185,906
Zenkoku Hosho Co., Ltd. (Japan)	900	34,611
Total Financials		24,190,519
Health Care - 6.8%
AbbVie, Inc.	7,100	516,312
Alexion Pharmaceuticals, Inc.*	1,050	137,529
Almirall, S.A. (Spain)	1,300	24,028
Amgen, Inc.	1,975	363,953
Baxter International, Inc.	6,095	499,180
BioGaia AB, Class B (Sweden)	1,000	46,318
BioMarin Pharmaceutical, Inc.*	1,370	117,340
Bristol-Myers Squibb Co.	830	37,640
Cardinal Health, Inc.	5,940	279,774
Chemed Corp.	850	306,714
Cigna Corp.	1,979	311,791
Covetrus, Inc.*,2	523	12,793
Eli Lilly & Co.	1,805	199,976
EMIS Group PLC (United Kingdom)	5,500	84,935
Galenica AG (Switzerland)[1]	650	32,662
GN Store Nord A/S (Denmark)	200	9,350
HCA Healthcare, Inc.	820	110,839
Henry Schein, Inc.*,2	13,270	927,573
Hogy Medical Co., Ltd. (Japan)	100	2,959
Horizon Therapeutics PLC*	7,085	170,465
Humana, Inc.	1,890	501,417
Illumina, Inc.*	900	331,335
Intuitive Surgical, Inc.*	650	340,957
Ionis Pharmaceuticals, Inc.*,2	1,590	102,189
Johnson & Johnson	17,420	2,426,258
Kaken Pharmaceutical Co., Ltd. (Japan)	900	42,211
KYORIN Holdings, Inc. (Japan)	3,000	53,194
Masimo Corp.*	3,860	574,445
McKesson Corp.	3,140	421,985
MEDNAX, Inc.*	4,850	122,365
Medtronic PLC (Ireland)	15,125	1,473,024
Merck & Co., Inc.	15,075	1,264,039
Molina Healthcare, Inc.*	1,330	190,376

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 6.8% (continued)
Nanosonics, Ltd. (Australia)*	6,000	$23,753
Neurocrine Biosciences, Inc.*	3,450	291,283
Paramount Bed Holdings Co., Ltd. (Japan)	400	15,259
Pfizer, Inc.	41,927	1,816,278
Regeneron Pharmaceuticals, Inc.*	190	59,470
ResMed, Inc.	1,630	198,909
Seikagaku Corp. (Japan)	2,400	27,598
STERIS PLC	2,585	384,855
Stryker Corp.	670	137,739
Toho Holdings Co., Ltd. (Japan)	2,500	56,096
UnitedHealth Group, Inc.	1,830	446,538
Varian Medical Systems, Inc.*	840	114,349
Veeva Systems, Inc., Class A*	1,605	260,187
Vertex Pharmaceuticals, Inc.*	4,825	884,808
Vitrolife AB (Sweden)	1,100	21,441
Waters Corp.*	540	116,230
WellCare Health Plans, Inc.*	595	169,617
Zealand Pharma A/S (Denmark)*	1,200	26,119
Zimmer Biomet Holdings, Inc.	7,100	835,954
Total Health Care		17,922,409
Industrials - 6.2%
Aeon Delight Co., Ltd. (Japan)	500	14,806
Aida Engineering, Ltd. (Japan)	9,900	76,696
Allison Transmission Holdings, Inc.	9,465	438,703
Amadeus Fire AG (Germany)	530	72,158
Armstrong World Industries, Inc.	16,411	1,595,149
The Boeing Co.	1,220	444,092
CH Robinson Worldwide, Inc.[2]	2,110	177,978
Cintas Corp.	500	118,645
Copart, Inc.*	1,060	79,224
CoStar Group, Inc.*	610	337,977
CSX Corp.	4,130	319,538
CTT-Correios de Portugal, S.A. (Portugal)	5,600	13,474
Dart Group PLC (United Kingdom)	2,900	30,752
De La Rue PLC (United Kingdom)	4,000	15,493
Diploma PLC (United Kingdom)	200	3,889
Dover Corp.	10,970	1,099,194
Duskin Co., Ltd. (Japan)	500	13,174
Enav S.P.A. (Italy)[1]	800	4,541
Expeditors International of Washington, Inc.	10,780	817,771
Fortive Corp.	1,985	161,817
Galliford Try PLC (United Kingdom)	1,700	13,620

	Shares	Value
General Dynamics Corp.	1,120	$203,638
General Electric Co.	56,415	592,357
The Go-Ahead Group PLC (United Kingdom)	4,200	105,183
HEICO Corp.	1	134
Honeywell International, Inc.	6,325	1,104,282
Huber + Suhner AG (Switzerland)	350	29,503
Huntington Ingalls Industries, Inc.	440	98,886
Illinois Tool Works, Inc.	700	105,567
Intertrust, N.V. (Netherlands)[1]	300	6,198
Irish Continental Group PLC (Ireland)	2,200	10,907
Italmobiliare S.P.A. (Italy)	800	19,285
J.B. Hunt Transport Services, Inc.	860	78,613
Kanematsu Corp. (Japan)	4,400	48,864
Kardex AG (Switzerland)	390	68,139
Kokuyo Co., Ltd. (Japan)	1,100	15,431
Komori Corp. (Japan)	7,400	80,537
L3Harris Technologies, Inc.	390	73,761
Landstar System, Inc.[2]	8,970	968,670
Lockheed Martin Corp.	920	334,457
Meitec Corp. (Japan)	300	15,437
Mersen, S.A. (France)	1,100	42,199
Morgan Advanced Materials PLC (United Kingdom)	19,500	68,844
MSC Industrial Direct Co., Inc., Class A	2,080	154,461
Nibe Industrier AB, Class B (Sweden)[2]	4,000	58,587
Norfolk Southern Corp.	2,030	404,640
nVent Electric PLC (United Kingdom)	13,760	341,110
Okumura Corp. (Japan)	1,800	55,162
PACCAR, Inc.	4,945	354,359
Parker-Hannifin Corp.	3,560	605,236
QinetiQ Group PLC (United Kingdom)	16,000	56,854
Robert Half International, Inc.	5,685	324,102
Ryobi Ltd. (Japan)	400	7,572
Sanki Engineering Co., Ltd. (Japan)	5,600	64,997
Service Stream, Ltd. (Australia)	24,300	47,993
Shikun & Binui, Ltd. (Israel)	11,200	32,687
Signify, N.V. (Netherlands)[1,2]	100	2,956
Snap-on, Inc.	2,960	490,294
Sodick Co., Ltd. (Japan)	1,900	16,482
Sojitz Corp. (Japan)	19,800	63,720
Southwest Airlines Co.	26,880	1,364,966
Stagecoach Group PLC (United Kingdom)	14,000	22,562
Stanley Black & Decker, Inc.	1,490	215,469

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 6.2% (continued)
Star Micronics Co., Ltd. (Japan)	2,500	$32,356
Sumitomo Mitsui Construction Co., Ltd. (Japan)	5,700	31,648
Teledyne Technologies, Inc.*	905	247,852
Textron, Inc.	9,290	492,742
Tokyu Construction Co., Ltd. (Japan)	6,800	46,032
Toshiba Plant Systems & Services Corp. (Japan)	400	7,532
Toyo Construction Co., Ltd. (Japan)	5,200	20,369
Trinity Industries, Inc.[2]	6,000	124,500
Valmet OYJ (Finland)	2,100	52,389
Waste Management, Inc.	645	74,414
Watsco, Inc.[2]	870	142,271
WW Grainger, Inc.	2,570	689,351
Total Industrials		16,565,248
Information Technology - 8.8%
Accenture PLC, Class A (Ireland)	590	109,014
Akamai Technologies, Inc.*	560	44,878
Amphenol Corp., Class A	490	47,011
Analog Devices, Inc.	12,100	1,365,727
Apple, Inc.	14,630	2,895,570
ASM International N.V. (Netherlands)	100	6,490
Atlassian Corp. PLC, Class A (Australia)*	690	90,280
Automatic Data Processing, Inc.	1,110	183,516
Barco N.V. (Belgium)	100	21,076
BE Semiconductor Industries, N.V. (Netherlands)	1,300	33,358
Black Knight, Inc.*	9,210	553,981
Booz Allen Hamilton Holding Corp.	4,600	304,566
Bravura Solutions, Ltd. (Australia)	8,700	29,783
Broadridge Financial Solutions, Inc.	1,380	176,198
CDW Corp.	1,240	137,640
Ceridian HCM Holding, Inc.*,2	8,090	406,118
Cisco Systems, Inc.	25,595	1,400,814
Citizen Watch Co., Ltd. (Japan)	6,500	33,447
Citrix Systems, Inc.	7,540	739,976
Dialog Semiconductor PLC (United Kingdom)*	1,300	52,311
Electrocomponents PLC (United Kingdom)	1,600	12,854
F5 Networks, Inc.*	1,710	249,027
Fortinet, Inc.*	8,490	652,287
Hosiden Corp. (Japan)	7,100	79,051
HP, Inc.	13,800	286,902
Ines Corp. (Japan)	4,400	46,922
Intel Corp.	15,050	720,443
International Business Machines Corp.	10,850	1,496,215

	Shares	Value
Intuit, Inc.	570	$148,958
Juniper Networks, Inc.	18,690	497,715
Kainos Group PLC (United Kingdom)	9,800	81,145
KLA-Tencor Corp.	1,360	160,752
Logitech International, S.A. (Switzerland)	100	3,997
Manhattan Associates, Inc.*,2	930	64,477
Mastercard, Inc., Class A	3,390	896,757
Maxim Integrated Products, Inc.	5,920	354,134
Microsoft Corp.	24,620	3,298,095
National Instruments Corp.	5,220	219,188
Neopost, S.A. (France)	900	19,255
NSD Co., Ltd. (Japan)	1,900	55,009
Oracle Corp.	12,730	725,228
Palo Alto Networks, Inc.*	1,480	301,565
PayPal Holdings, Inc.*	1,760	201,450
Red Hat,Inc.*	325	61,022
Riso Kagaku Corp. (Japan)	3,700	59,021
Ryosan Co. Ltd. (Japan)	1,100	25,712
Shinko Electric Industries Co., Ltd. (Japan)	1,900	16,074
Siltronic AG (Germany)	310	22,527
Softcat PLC (United Kingdom)	3,700	45,691
SolarWinds Corp.*	4,000	73,360
Spectris PLC (United Kingdom)	400	14,611
Splunk, Inc.*	2,065	259,674
Symantec Corp.	11,490	250,022
Texas Instruments, Inc.	5,160	592,162
TIS, Inc. (Japan)	300	15,331
VeriSign, Inc.*	2,065	431,915
Visa, Inc., Class A	8,920	1,548,066
VTech Holdings, Ltd. (Hong Kong)	600	5,378
The Western Union Co.[2]	9,680	192,535
WEX, Inc.*	540	112,374
Xilinx, Inc.	2,390	281,829
Zebra Technologies Corp., Class A*	1,310	274,432
Total Information Technology		23,484,916
Materials - 1.8%
Altri SGPS, S.A. (Portugal)	6,300	43,735
Avery Dennison Corp.	600	69,408
Celanese Corp.	1,180	127,204
CF Industries Holdings, Inc.	2,660	124,249
Domtar Corp.	10,810	481,369
Ecolab, Inc.	920	181,645
Elkem A.S.A. (Norway)[1]	10,600	29,923

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.8% (continued)
Evraz PLC (Russia)	2,100	$17,782
Ferrexpo PLC (Switzerland)	6,600	23,327
FMC Corp.	1,575	130,646
Fujimi, Inc. (Japan)	900	18,559
Kemira OYJ (Finland)	700	10,305
Linde PLC (Ireland)	4,590	921,672
LyondellBasell Industries N.V., Class A	5,430	467,686
Metsa Board OYJ (Finland)[2]	4,200	22,575
The Navigator Co., S.A. (Portugal)	6,300	24,061
NOF Corp. (Japan)	400	14,946
PPG Industries, Inc.	3,315	386,894
Reliance Steel & Aluminum Co.	5,050	477,831
Royal Gold, Inc.	8,845	906,524
Salzgitter AG (Germany)	200	5,731
Sonoco Products Co.	3,210	209,741
Southern Copper Corp. (Peru)	3,720	144,522
Toagosei Co., Ltd. (Japan)	600	6,321
Toyo Ink SC Holdings Co., Ltd. (Japan)	600	12,993
Yodogawa Steel Works, Ltd. (Japan)	700	13,632
Total Materials		4,873,281
Real Estate - 2.7%
Alexandria Real Estate Equities, Inc., REIT	500	70,545
alstria office REIT-AG (Germany)	600	9,715
Argosy Property, Ltd. (New Zealand)	23,700	21,972
Bayside Land Corp. (Israel)	30	15,866
CapitaLand Retail China Trust, REIT (Singapore)	7,500	8,651
Charter Hall Group, REIT (Australia)	3,000	22,845
Corporate Office Properties Trust, REIT	11,140	293,762
Equity Commonwealth, REIT	13,880	451,378
Equity Residential, REIT	6,015	456,659
Fabege AB (Sweden)	2,900	43,666
Frasers Commercial Trust, REIT (Singapore)	28,600	35,301
GDI Property Group, REIT (Australia)	78,600	76,426
Hemfosa Fastigheter AB (Sweden)	6,500	61,471
Intervest Offices & Warehouses, N.V., REIT (Belgium)[2]	2,100	58,981
Intu Properties PLC, REIT (United Kingdom)[2]	26,600	25,729
Jones Lang LaSalle, Inc.	670	94,262
Kenedix Retail REIT Corp. (Japan)	10	24,569
Kungsleden AB (Sweden)	9,500	78,438
Lar Espana Real Estate Socimi S.A., REIT (Spain)	1,300	10,078
Life Storage, Inc., REIT	2,440	231,995

	Shares	Value
LondonMetric Property PLC, REIT (United Kingdom)	5,500	$14,738
Mapletree North Asia Commercial Trust, REIT (Singapore)	25,000	26,975
Mori Trust Sogo Reit, Inc. (Japan)	40	65,011
NewRiver REIT PLC (United Kingdom)	12,600	28,515
NSI, N.V., REIT (Netherlands)	100	4,236
Nyfosa AB (Sweden)*	600	3,764
Omega Healthcare Investors, Inc., REIT	2,240	82,320
Park Hotels & Resorts, Inc., REIT	22,080	608,525
Piedmont Office Realty Trust, Inc., Class A, REIT	29,770	593,316
Public Storage, REIT	2,740	652,586
Raysum Co., Ltd. (Japan)	5,800	53,750
RDI REIT PLC (United Kingdom)	9,600	12,874
Realty Income Corp., REIT	7,400	510,378
Retail Value, Inc., REIT	2,729	94,969
Selvaag Bolig A.S.A. (Norway)	13,200	68,170
Simon Property Group, Inc., REIT	1,190	190,114
Soilbuild Business Space REIT (Singapore)	194,200	88,273
Takara Leben Co., Ltd. (Japan)	5,900	21,006
Tanger Factory Outlet Centers, Inc., REIT[2]	11,900	192,899
Taubman Centers, Inc., REIT	940	38,380
Vastned Retail, N.V., REIT (Netherlands)	100	3,229
Ventas, Inc., REIT	6,120	418,302
Weingarten Realty Investors, REIT	42,965	1,178,100
Wing Tai Holdings Ltd. (Singapore)	13,300	20,362
WP Carey, Inc., REIT	2,585	209,850
Total Real Estate		7,272,951
Utilities - 2.7%
Acciona, S.A. (Spain)	400	42,929
American Electric Power Co., Inc.	9,550	840,495
Atmos Energy Corp.	7,840	827,590
Avangrid, Inc.[2]	4,640	234,320
CenterPoint Energy, Inc.	19,755	565,586
Consolidated Edison, Inc.	8,580	752,294
Eversource Energy	8,230	623,505
Italgas S.P.A. (Italy)	5,000	33,605
Kenon Holdings, Ltd. (Singapore)	3,900	82,752
OGE Energy Corp.	10,760	457,946
Pinnacle West Capital Corp.	5,410	509,027
REN - Redes Energeticas Nacionais SGPS, S.A. (Portugal)	11,100	30,425
The Southern Co.	11,445	632,680
WEC Energy Group, Inc.	8,760	730,321

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 2.7% (continued)
Xcel Energy, Inc.	12,640	$751,953
Total Utilities		7,115,428
Total Common Stocks (Cost $128,112,443)		143,394,133

	Principal Amount
Corporate Bonds and Notes - 14.6%
Financials - 3.8%
Aflac, Inc. 4.000%, 10/15/46	$30,000	31,271
The Allstate Corp. 3.150%, 06/15/23	15,000	15,479
American Express Co.
3.400%, 02/27/23	435,000	450,625
4.050%, 12/03/42	350,000	383,719
Aon Corp. 5.000%, 09/30/20	20,000	20,669
Bank of America Corp., GMTN (3 month LIBOR + 1.370%)
3.593%, 07/21/28[3]	1,405,000	1,466,101
Brixmor Operating Partnership LP 3.850%, 02/01/25	25,000	25,776
Brown & Brown, Inc. 4.200%, 09/15/24	25,000	26,421
CBRE Services, Inc. 5.250%, 03/15/25	245,000	270,619
Crown Castle International Corp. 3.650%, 09/01/27	40,000	41,228
EPR Properties 4.750%, 12/15/26	25,000	26,474
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.510%), 3.691%, 06/05/28[3]	120,000	124,034
3.850%, 01/26/27	700,000	732,209
HCP, Inc. 4.200%, 03/01/24	30,000	31,770
Hospitality Properties Trust 5.250%, 02/15/26	25,000	25,697
Host Hotels & Resorts, LP
Series F, 4.500%, 02/01/26	255,000	269,729
6.000%, 10/01/21	25,000	26,525
JPMorgan Chase & Co.
2.950%, 10/01/26	490,000	499,222
3.200%, 01/25/23	820,000	842,025
Kemper Corp. 4.350%, 02/15/25	25,000	26,175
Lazard Group LLC
3.625%, 03/01/27	340,000	343,977
3.750%, 02/13/25	25,000	26,002

	Principal Amount	Value
Marsh & McLennan Cos., Inc.
4.375%, 03/15/29	$220,000	$242,925
4.750%, 03/15/39	370,000	425,162
4.900%, 03/15/49	30,000	35,586
Mastercard, Inc. 3.800%, 11/21/46	30,000	32,334
Mercury General Corp. 4.400%, 03/15/27	615,000	630,956
Morgan Stanley (3 month LIBOR + 1.340%) 3.591%, 07/22/28[3]	295,000	307,416
Old Republic International Corp. 3.875%, 08/26/26	250,000	257,255
Omega Healthcare Investors, Inc. 5.250%, 01/15/26	605,000	655,568
The Progressive Corp.
2.450%, 01/15/27	330,000	326,923
4.350%, 04/25/44	295,000	334,115
Selective Insurance Group, Inc. 5.375%, 03/01/49	25,000	27,522
Simon Property Group, LP 4.750%, 03/15/42	35,000	40,954
Synchrony Financial 3.950%, 12/01/27	375,000	374,914
VEREIT Operating Partnership LP 4.600%, 02/06/24	20,000	21,251
Visa, Inc.
2.750%, 09/15/27	240,000	244,988
2.800%, 12/14/22	40,000	40,985
4.150%, 12/14/35	240,000	276,210
Total Financials		9,980,811
Industrials - 8.9%
3M Co., MTN 1.625%, 09/19/21	20,000	19,784
AbbVie, Inc.
4.250%, 11/14/28	215,000	230,034
4.400%, 11/06/42	575,000	567,837
Advance Auto Parts, Inc. 4.500%, 12/01/23	25,000	26,842
Agilent Technologies, Inc. 3.875%, 07/15/23	30,000	31,398
Allegion US Holding Co., Inc. 3.550%, 10/01/27	25,000	24,669
Altria Group, Inc. 4.250%, 08/09/42	935,000	865,942
Amazon.com, Inc. 2.400%, 02/22/23	45,000	45,467
AmerisourceBergen Corp. 4.250%, 03/01/45	30,000	29,047
Amgen, Inc. 3.875%, 11/15/21	50,000	51,617

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 8.9% (continued)
Anheuser-Busch InBev Worldwide Inc. 8.200%, 01/15/39	$55,000	$83,035
Anthem, Inc.
3.500%, 08/15/24	235,000	244,212
4.625%, 05/15/42	40,000	43,625
Apple, Inc. 3.850%, 05/04/43	95,000	100,879
AstraZeneca PLC (United Kingdom) 2.375%, 06/12/22	35,000	35,115
AT&T Inc. 5.550%, 08/15/41	545,000	630,148
Automatic Data Processing, Inc.
2.250%, 09/15/20	20,000	20,017
3.375%, 09/15/25	10,000	10,596
AutoZone, Inc. 3.125%, 07/15/23	30,000	30,700
Barrick Gold Corp. (Canada) 5.250%, 04/01/42	20,000	23,497
BAT Capital Corp. 3.557%, 08/15/27	800,000	796,543
Baxter International, Inc. 3.500%, 08/15/46	30,000	28,239
Best Buy Co., Inc.
4.450%, 10/01/28	610,000	644,297
5.500%, 03/15/21	25,000	26,058
Biogen, Inc. 5.200%, 09/15/45	30,000	33,743
The Boeing Co.
1.875%, 06/15/23	275,000	270,138
2.800%, 03/01/27	410,000	412,819
BP Capital Markets PLC (United Kingdom)
2.500%, 11/06/22	55,000	55,345
3.994%, 09/26/23	295,000	314,037
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.500%, 01/15/28	360,000	342,096
Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	25,000	25,445
Cardinal Health, Inc. 4.600%, 03/15/43	35,000	33,144
Caterpillar Financial Services Corp., MTN 2.625%, 03/01/23	45,000	45,681
Cisco Systems, Inc. 2.600%, 02/28/23	45,000	45,709
Citrix Systems, Inc. 4.500%, 12/01/27	640,000	662,781
Coca-Cola Consolidated, Inc. 3.800%, 11/25/25	25,000	26,077
Comcast Corp. 3.150%, 02/15/28	450,000	462,277

	Principal Amount	Value
Comcast Corp. 4.150%, 10/15/28	$95,000	$104,792
ConocoPhillips Co. 4.950%, 03/15/26	465,000	531,492
CSX Corp.
3.400%, 08/01/24	25,000	26,183
3.700%, 10/30/20	655,000	665,703
Danaher Corp. 2.400%, 09/15/20	20,000	20,044
Darden Restaurants, Inc.
3.850%, 05/01/27	375,000	387,736
4.550%, 02/15/48	30,000	30,183
Delta Air Lines, Inc.
3.625%, 03/15/22	10,000	10,177
4.375%, 04/19/28	240,000	245,088
Devon Energy Corp. 5.600%, 07/15/41	30,000	35,670
Discovery Communications LLC 6.350%, 06/01/40	550,000	646,980
Dollar General Corp. 3.875%, 04/15/27	265,000	275,493
Domtar Corp. 4.400%, 04/01/22	10,000	10,407
DXC Technology Co. 4.750%, 04/15/27	25,000	26,620
eBay, Inc. 4.000%, 07/15/42	40,000	37,498
Eli Lilly & Co. 3.700%, 03/01/45	20,000	20,846
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	350,000	378,660
Emerson Electric Co. 2.625%, 12/01/21	30,000	30,361
The Estee Lauder Cos., Inc. 1.700%, 05/10/21	300,000	297,436
Fidelity National Information Services, Inc.
3.000%, 08/15/26	250,000	253,172
4.500%, 08/15/46	30,000	31,659
Fiserv, Inc. 3.500%, 10/01/22	30,000	30,924
Gilead Sciences, Inc.
2.950%, 03/01/27	770,000	780,943
3.250%, 09/01/22	50,000	51,408
HCA, Inc. 5.500%, 06/15/47	15,000	16,049
Hess Corp. 4.300%, 04/01/27	30,000	31,145
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	495,000	539,674
The Home Depot, Inc. 2.700%, 04/01/23	50,000	51,137

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 8.9% (continued)
Honeywell International, Inc. 2.500%, 11/01/26	$10,000	$9,976
HP, Inc.
3.750%, 12/01/20	20,000	20,344
4.050%, 09/15/22	350,000	365,809
Ingersoll-Rand Global Holding Co., Ltd. 5.750%, 06/15/43	450,000	556,020
Intel Corp. 4.800%, 10/01/41	20,000	23,641
International Business Machines Corp. 4.000%, 06/20/42[2]	65,000	67,145
Juniper Networks, Inc. 4.500%, 03/15/24	25,000	26,733
Keysight Technologies, Inc. 4.600%, 04/06/27	590,000	631,372
Kinder Morgan, Inc. 4.300%, 03/01/28	50,000	53,636
KLA-Tencor Corp. 4.125%, 11/01/21	25,000	25,894
Kohl’s Corp. 4.250%, 07/17/25	25,000	26,015
The Kroger Co. 5.400%, 07/15/40	475,000	514,939
Lockheed Martin Corp. 3.550%, 01/15/26	40,000	42,546
Lowe’s Cos., Inc. 4.650%, 04/15/42	35,000	37,440
LYB International Finance BV (Netherlands) 5.250%, 07/15/43	30,000	33,442
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23[2]	30,000	29,397
McDonald’s Corp., MTN 4.875%, 07/15/40	40,000	44,496
Medtronic, Inc. 3.625%, 03/15/24	45,000	47,763
Merck & Co., Inc.
2.800%, 05/18/23	35,000	35,868
3.600%, 09/15/42	680,000	696,431
Micron Technology, Inc. 5.500%, 02/01/25	335,000	346,306
Microsoft Corp. 3.300%, 02/06/27	85,000	90,396
NetApp, Inc. 3.375%, 06/15/21	25,000	25,303
Nordstrom, Inc. 4.000%, 03/15/27[2]	30,000	30,412
Norfolk Southern Corp.
2.903%, 02/15/23	20,000	20,421
3.850%, 01/15/24	230,000	242,858

	Principal Amount	Value
Norfolk Southern Corp. 4.837%, 10/01/41	$15,000	$17,400
Novartis Capital Corp.
3.100%, 05/17/27	530,000	549,809
3.700%, 09/21/42	30,000	31,491
NVR, Inc. 3.950%, 09/15/22	25,000	25,967
Occidental Petroleum Corp. 4.625%, 06/15/45	220,000	235,006
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.600%, 04/15/26	30,000	30,714
Oracle Corp. 3.250%, 11/15/27	80,000	83,842
O’Reilly Automotive, Inc. 4.350%, 06/01/28	30,000	32,464
Pfizer, Inc.
3.000%, 12/15/26	50,000	51,628
3.600%, 09/15/28	290,000	309,220
Philip Morris International, Inc.
2.625%, 03/06/23	45,000	45,461
4.375%, 11/15/41	715,000	754,169
Praxair, Inc. 3.000%, 09/01/21	30,000	30,525
QUALCOMM, Inc. 4.800%, 05/20/45	605,000	679,971
Ralph Lauren Corp. 2.625%, 08/18/20	25,000	25,090
Reliance Steel & Aluminum Co. 4.500%, 04/15/23	25,000	26,266
RPM International, Inc. 3.750%, 03/15/27	30,000	30,230
S&P Global, Inc. 3.300%, 08/14/20	30,000	30,320
Shell International Finance BV (Netherlands)
2.250%, 01/06/23	60,000	60,165
2.500%, 09/12/26	660,000	656,678
The Sherwin-Williams Co. 4.000%, 12/15/42	35,000	34,014
Southern Copper Corp. (Peru) 3.875%, 04/23/25	440,000	458,680
Steelcase, Inc. 5.125%, 01/18/29	25,000	27,296
Target Corp.
2.500%, 04/15/26[2]	300,000	302,121
4.000%, 07/01/42	240,000	261,124
TC PipeLines LP 4.375%, 03/13/25	25,000	26,361
Tech Data Corp. 3.700%, 02/15/22	25,000	25,439
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	35,000	37,534

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 8.9% (continued)
The TJX Cos., Inc. 2.250%, 09/15/26	$30,000	$29,464
Total System Services, Inc. 4.800%, 04/01/26	25,000	27,440
Toyota Motor Credit Corp., MTN 4.250%, 01/11/21	25,000	25,792
Union Pacific Corp. 3.646%, 02/15/24	10,000	10,507
Verisk Analytics, Inc. 5.500%, 06/15/45	25,000	29,370
Verizon Communications, Inc.
4.272%, 01/15/362	855,000	927,500
4.750%, 11/01/41	90,000	101,238
VF Corp. 3.500%, 09/01/21	25,000	25,645
VMware, Inc. 3.900%, 08/21/27	30,000	30,458
Walmart, Inc.
1.900%, 12/15/20	35,000	34,949
4.000%, 04/11/43	25,000	27,539
Waste Management, Inc. 4.750%, 06/30/20	30,000	30,733
WW Grainger, Inc. 4.600%, 06/15/45	450,000	501,907
Xilinx, Inc. 2.950%, 06/01/24	25,000	25,385
Zoetis, Inc. 3.450%, 11/13/20	30,000	30,387
Total Industrials		23,688,272
Utilities - 1.9%
Baker Hughes, a GE Co. LLC 5.125%, 09/15/40	295,000	325,478
BP Capital Markets America, Inc. 3.937%, 09/21/28	245,000	267,082
Dominion Energy, Inc. Series C 4.900%, 08/01/41	375,000	423,382
DPL, Inc. 4.350%, 04/15/291	450,000	458,466
Enterprise Products Operating LLC 3.900%, 02/15/24	20,000	21,199
Exelon Generation Co. LLC 5.750%, 10/01/41	305,000	338,866
Florida Power & Light Co. 2.750%, 06/01/23	40,000	40,776
Georgia Power Co. Series 10-C 4.750%, 09/01/40	730,000	796,990

	Principal Amount	Value
IPALCO Enterprises, Inc. 3.700%, 09/01/24	$25,000	$25,902
Kinder Morgan Energy Partners, LP 4.150%, 02/01/24	735,000	775,705
National Fuel Gas Co. 4.750%, 09/01/28	630,000	663,170
Oklahoma Gas & Electric Co. 4.150%, 04/01/47	25,000	26,440
PacifiCorp 4.100%, 02/01/42	25,000	26,874
Plains All American Pipeline, LP / PAA Finance Corp. 4.500%, 12/15/26	35,000	37,289
PPL Capital Funding, Inc. 3.100%, 05/15/26	310,000	307,974
Progress Energy, Inc. 6.000%, 12/01/39	400,000	500,269
Southern Power Co. 4.150%, 12/01/25	25,000	26,666
Total Utilities		5,062,528
Total Corporate Bonds and Notes (Cost $36,372,849)		38,731,611
U.S. Government and Agency Obligations - 30.4%
Fannie Mae - 4.7%
Federal National Mortgage Association
1.375%, 10/07/21	510,000	505,037
2.000%, 10/05/22	835,000	841,108
2.625%, 09/06/24	345,000	358,188
FNMA
2.000%, 01/01/30	45,530	45,490
2.500%, 04/01/28 to 05/01/43	1,451,393	1,454,364
3.000%, 03/01/42 to 01/01/47	1,331,628	1,351,109
3.500%, 11/01/25 to 08/01/48	2,266,498	2,331,314
4.000%, 12/01/21 to 02/01/49	3,345,439	3,465,451
4.500%, 06/01/39 to 12/01/48	1,549,133	1,636,945
5.000%, 09/01/33 to 10/01/41	236,968	257,771
5.500%, 02/01/35 to 05/01/39	110,755	122,032
Total Fannie Mae		12,368,809
Freddie Mac - 8.3%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	490,000	497,361
FHLMC Gold Pool
2.500%, 07/01/28 to 09/01/46	1,110,434	1,111,807
3.000%, 01/01/29 to 01/01/48	6,498,630	6,599,118
3.500%, 03/01/42 to 09/01/48	8,363,195	8,615,372
4.000%, 03/01/44 to 09/01/48	3,685,318	3,847,802
4.500%, 02/01/39 to 04/01/44	672,661	719,351
5.000%, 07/01/35 to 07/01/41	538,499	587,204
5.500%, 04/01/38 to 01/01/39	32,384	35,750
Total Freddie Mac		22,013,765

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Treasury Obligations - 17.4%
U.S. Treasury Bonds
2.750%, 08/15/47	$1,790,000	$1,868,522
3.000%, 02/15/48 to 02/15/49	3,195,000	3,504,359
3.125%, 05/15/48	1,110,000	1,245,780
U.S. Treasury Notes
1.125%, 07/31/21	3,305,000	3,262,977
1.375%, 08/31/20	1,150,000	1,143,037
1.500%, 01/31/22	4,100,000	4,077,578
1.625%, 07/31/20 to 04/30/23	4,310,000	4,295,493
1.750%, 11/15/20 to 06/30/22	4,700,000	4,701,586
1.875%, 11/30/21	1,730,000	1,735,676
2.000%, 02/28/21	2,260,000	2,267,151
2.125%, 12/31/21	1,810,000	1,827,711
2.250%, 04/30/21 to 11/15/24	8,540,000	8,706,532
2.375%, 08/15/24	3,415,000	3,515,716
2.500%, 08/15/23 to 05/15/24	3,190,000	3,294,277
2.625%, 06/15/21	870,000	884,664
Total U.S. Treasury Obligations		46,331,059
Total U.S. Government and Agency Obligations (Cost $79,077,687)		80,713,633

	Shares
Preferred Stock - 0.0%#
Industrials - 0.0%#
Sixt SE (Germany)	350	25,506
Total Preferred Stock (Cost $26,594)		25,506

	Principal Amount
Short-Term Investments - 1.2%
Joint Repurchase Agreements - 0.7%[4]
HSBC Securities USA, Inc., dated 06/28/19, due 07/01/19, 2.520% total to be received $1,000,210 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/21 - 06/01/49, totaling $1,020,000)	$1,000,000	1,000,000

*	Non-income producing security.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $625,980 or 0.2% of net assets.

[2]

Some of these securities, amounting to $9,585,906 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2019.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 06/28/19, due 07/01/19, 2.510% total to be received $900,769 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/18/19 - 09/09/49, totaling $918,593)	$900,581	$900,581
Total Joint Repurchase Agreements		1,900,581

	Shares
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[5]	464,496	464,496
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[5]	464,496	464,496
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[5]	478,572	478,572
Total Other Investment Companies		1,407,564
Total Short-Term Investments (Cost $3,308,145)		3,308,145
Total Investments - 100.2% (Cost $246,897,718)		266,173,028
Other Assets, less Liabilities - (0.2)%		(523,270)
Net Assets - 100.0%		$265,649,758

[5]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$23,426,124	$764,395	—	$24,190,519
Information Technology	22,887,018	597,898	—	23,484,916
Health Care	17,562,862	359,547	—	17,922,409
Industrials	15,441,122	1,124,126	—	16,565,248
Communication Services	11,523,819	330,051	—	11,853,870
Consumer Discretionary	11,032,861	643,089	—	11,675,950
Consumer Staples	10,793,318	327,416	—	11,120,734
Energy	6,953,729	365,098	—	7,318,827
Real Estate	6,723,135	549,816	—	7,272,951
Utilities	6,925,717	189,711	—	7,115,428
Materials	4,673,126	200,155	—	4,873,281
Corporate Bonds and Notes†	—	38,731,611	—	38,731,611
U.S. Government and Agency Obligations†	—	80,713,633	—	80,713,633
Preferred Stock††	—	25,506	—	25,506
Short-Term Investments
Joint Repurchase Agreements	—	1,900,581	—	1,900,581
Other Investment Companies	1,407,564	—	—	1,407,564

Total Investments in Securities	$139,350,395	$126,822,633	—	$266,173,028

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	0.2
Austria	0.0	#
Belgium	0.0	#
Bermuda	0.2
Canada	0.1
Denmark	0.1
Finland	0.0	#
France	0.1
Georgia	0.0	#
Germany	0.1
Gibraltar	0.0	#
Hong Kong	0.1
Ireland	1.0
Israel	0.1
Italy	0.0	#
Japan	0.8
Malta	0.0	#
Netherlands	0.5
New Zealand	0.0	#
Norway	0.1
Peru	0.2
Portugal	0.0	#
Russia	0.0	#
Singapore	0.1
Spain	0.0	#
Sweden	0.2
Switzerland	0.1
United Kingdom	0.8
United States	95.2

	100.0

#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	130.0
Asset-Backed Securities	4.1
Mortgage-Backed Securities	0.5
Short-Term Investments	8.3
Other Assets Less Liabilities[1]	(42.9)

[1]	Includes payable for delayed delivery securities.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	96.6
Aaa	3.1
A	0.0	[2]
Ba	0.1
B	0.2
Caa & lower	0.0	[2]
N/R	0.0	[2]

[1]	Includes market value of long-term fixed-income securities only.
[2]	Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 4.000%, 07/01/49, TBA 30 years	31.2
FNMA, 4.500%, 07/01/49, TBA 30 years	6.4
FNMA, 3.500%, 07/01/49, TBA 30 years	4.5
Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32	4.1
FNMA, 4.000%, 09/01/55	3.3
FNMA, 3.000%, 06/01/45	3.0
FNMA, 4.500%, 09/01/53	2.7
FNMA, 3.500%, 02/01/45	2.2
FNMA, 5.000%, 08/01/40	2.2
GNMA, 3.500%, 11/20/45	2.2

Top Ten as a Group	61.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal Amount	Value
Asset-Backed Security - 4.1%
Progress Residential Trust Series 2015-SFR2, Class A 2.740%, 06/12/32[1]	$2,944,204	$2,940,587
Total Asset-Backed Security (Cost $2,944,169)		2,940,587
Mortgage-Backed Securities - 0.5%
American Home Mortgage Assets Trust Series 2005-1, Class 1A1 4.357%, 11/25/35[2]	33,619	29,771
American Home Mortgage Investment Trust Series 2004-1, Class 4A (6 month LIBOR + 2.000%), 4.544%, 04/25/44[3]	75,682	75,174
Banc of America Funding Series 2004-B, Class 1A2 3.749%, 12/20/34[2]	58,636	47,357
GSR Mortgage Loan Trust Series 2004-5, Class 1A3 (U.S. Treasury Yield Curve CMT 1 year + 1.750%), 4.040%, 05/25/34[3]	7,146	7,141
Reperforming Loan REMIC Trust Series 2004-R2, Class 1AF1 (1 month LIBOR + 0.420%), 2.860%, 11/25/34[1,3]	50,592	46,172
Structured Asset Securities Corp. Series 2005-RF1, Class A (1 month LIBOR + 0.350%), 2.754%, 03/25/35[1,3]	133,299	123,139
Wells Fargo Mortgage Backed Securities Trust Series 2007-16, Class 1A1 6.000%, 12/28/37	46,854	46,923
Total Mortgage-Backed Securities (Cost $404,192)		375,677
U.S. Government and Agency Obligations -130.0%
Fannie Mae - 77.7%
FNMA
2.500%, 02/01/43	551,003	549,327
3.000%, TBA 30 years[4,5]	600,000	605,121
3.000%, 01/01/43 to 06/01/45	3,661,566	3,732,617
3.500%, 05/01/42 to 11/01/48	6,057,941	6,281,577
3.500%, TBA 30 years[4,5]	3,160,000	3,230,730
4.000%, TBA 30 years[4,5]	21,600,000	22,324,359
4.000%, 12/01/26 to 09/01/55	5,675,794	5,955,654
(6 month LIBOR + 1.600%), 4.314%, 06/01/34[3]	237,144	245,542
(12 month LIBOR + 1.655%), 4.497%, 08/01/34[3]	64,031	67,010
4.500%, 11/01/26 to 09/01/53	3,540,329	3,793,089
4.500%, TBA 30 years[4,5]	4,400,000	4,597,785
4.750%, 07/01/34 to 09/01/34	166,845	179,493
5.000%, 08/01/40	1,438,202	1,568,152
5.500%, 10/01/20 to 08/01/41	1,317,991	1,439,753
6.000%, 11/01/22 to 06/01/39	438,819	483,074
6.500%, 07/01/32	55,896	56,627
7.000%, 11/01/22	80,150	82,710

	Principal Amount	Value
FNMA REMICS
Series 2005-13, Class AF (1 month LIBOR + 0.400%), 2.804%, 03/25/35[3]	$161,105	$161,115
Series 1994-55, Class H 7.000%, 03/25/24	181,595	197,747
FNMA REMICS Whole Loan
Series 2003-W4, Class 4A 7.500%, 10/25/42[2]	42,785	48,504
Total Fannie Mae		55,599,986
Freddie Mac - 14.0%
FHLMC
(U.S. Treasury Yield Curve CMT 1 year + 2.224%), 4.715%, 11/01/33[3]	244,847	257,470
FHLMC Gold Pool
3.000%, 10/01/42 to 06/01/45	1,792,846	1,829,565
3.500%, 04/01/32 to 05/01/49	2,875,165	2,981,245
4.000%, 09/01/31	231,954	242,455
4.500%, 05/01/23 to 09/01/41	1,143,845	1,222,405
5.000%, 10/01/19 to 06/01/41	1,571,518	1,713,899
5.500%, 07/01/23 to 01/01/39	1,142,065	1,253,073
6.000%, 09/01/21 to 01/01/24	69,484	71,303
7.000%, 07/01/19	122	122
7.500%, 07/01/34	378,611	440,514
Total Freddie Mac		10,012,051
Ginnie Mae - 36.5%
GNMA
3.000%, 11/15/42 to 06/20/45	2,541,641	2,600,494
3.500%, 08/15/43 to 11/20/45	6,286,820	6,505,454
4.000%, 06/20/43 to 04/20/47	10,676,260	11,224,843
4.500%, 05/15/39 to 02/15/46	1,949,986	2,104,353
5.000%, 12/15/35 to 12/15/45	2,735,251	3,001,820
5.500%, 10/15/39 to 11/15/39	632,997	695,064
7.500%, 11/15/31	2,741	2,846
Total Ginnie Mae		26,134,874
Interest Only Strip - 1.8%
FHLMC
Series 212, Class IO 6.000%, 05/15/31	593	121
FHLMC REMICS
Series 2380, Class SI (7.900% minus 1 month LIBOR, Cap 7.900%, Floor 0.000%), 5.506%, 06/15/31[3]	5,547	1,170
Series 2922, Class SE (6.750% minus 1 month LIBOR, Cap 6.750%, Floor 0.000%), 4.356%, 02/15/35[3]	55,997	10,398
Series 2934, Class HI 5.000%, 02/15/20	1,818	16
Series 2934, Class KI 5.000%, 02/15/20	974	6
Series 2965, Class SA (6.050% minus 1 month LIBOR, Cap 6.050%, Floor 0.000%), 3.656%, 05/15/32[3]	117,402	17,016
Series 2967, Class JI 5.000%, 04/15/20	5,141	60

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip—1.8% (continued)
FHLMC REMICS
Series 2980, Class SL (6.700% minus 1 month LIBOR, Cap 6.700%, Floor 0.000%), 4.306%, 11/15/34[3]	$94,521	$23,685
Series 3065, Class DI (6.620% minus 1 month LIBOR, Cap 6.620%, Floor 0.000%), 4.226%, 04/15/35[3]	150,931	24,770
Series 3308, Class S (7.200% minus 1 month LIBOR, Cap 7.200%, Floor 0.000%), 4.806%, 03/15/32[3]	108,436	21,132
Series 3424, Class XI (6.570% minus 1 month LIBOR, Cap 6.570%, Floor 0.000%), 4.176%, 05/15/36[3]	137,091	23,764
Series 3489, Class SD (7.800% minus 1 month LIBOR, Cap 7.800%, Floor 0.000%), 5.406%, 06/15/32[3]	60,373	12,397
Series 3882, Class AI 5.000%, 06/15/26	3,327	67
Series 3927, Class AI 4.500%, 08/15/26	142,903	10,311
Series 4097, Class CI 3.000%, 08/15/27	187,563	14,593
Series 4123, Class DI 3.000%, 10/15/27	485,187	38,396
Series 4395, Class TI 4.000%, 05/15/26	320,422	24,739
FNMA
Series 222, Class 2 7.000%, 06/25/23	2,463	252
Series 351, Class 5 5.000%, 04/25/34	17,167	2,844
Series 351, Class 3 5.000%, 04/25/34	35,585	5,716
Series 351, Class 4 5.000%, 04/25/34	20,253	3,709
FNMA REMICS
Series 2004-51, Class SX (7.120% minus 1 month LIBOR, Cap 7.120%, Floor 0.000%), 4.716%, 07/25/34[3]	61,530	12,106
Series 2004-64, Class SW (7.050% minus 1 month LIBOR, Cap 7.050%, Floor 0.000%), 4.646%, 08/25/34[3]	198,777	36,521
Series 2005-12, Class SC (6.750% minus 1 month LIBOR, Cap 6.750%, Floor 0.000%), 4.346%, 03/25/35[3]	84,010	13,892
Series 2005-45, Class SR (6.720% minus 1 month LIBOR, Cap 6.720%, Floor 0.000%), 4.316%, 06/25/35[3]	155,634	29,138
Series 2005-65, Class KI (7.000% minus 1 month LIBOR, Cap 7.000%, Floor 0.000%), 4.596%, 08/25/35[3]	365,908	66,008
Series 2005-89, Class S (6.700% minus 1 month LIBOR, Cap 6.700%, Floor 0.000%), 4.296%, 10/25/35[3]	376,726	69,684
Series 2006-3, Class SA (6.150% minus 1 month LIBOR, Cap 6.150%, Floor 0.000%), 3.746%, 03/25/36[3]	75,235	11,662

	Principal Amount	Value
FNMA REMICS
Series 2007-75, Class JI (6.545% minus 1 month LIBOR, Cap 6.545%, Floor 0.000%), 4.141%, 08/25/37[3]	$71,354	$13,620
Series 2008-86, Class IO 4.500%, 03/25/23	187	1
Series 2009-31, Class PI 5.000%, 11/25/38	421,377	51,120
Series 2010-121, Class IO 5.000%, 10/25/25	300	3
Series 2010-65, Class IO 5.000%, 09/25/20	11,329	170
Series 2011-124, Class IC 3.500%, 09/25/21	23,627	178
Series 2011-88, Class WI 3.500%, 09/25/26	145,537	11,893
Series 2012-126, Class SJ (5.000% minus 1 month LIBOR, Cap 5.000%, Floor 0.000%), 2.596%, 11/25/42[3]	403,574	56,393
Series 2012-130, Class UI 3.000%, 12/25/27	235,947	17,499
Series 2012-150, Class BI 3.000%, 01/25/28	184,341	14,306
Series 2013-5, Class YI 3.000%, 02/25/28	253,453	19,464
GNMA
Series 2011-167, Class IO 5.000%, 12/16/20	3,825	71
Series 2011-32, Class KS (12.100% minus 2 times 1 month LIBOR, Cap 12.100%, Floor 0.000%), 7.312%, 06/16/34[3]	30,333	563
Series 2011-94, Class IS (6.700% minus 1 month LIBOR, Cap 6.700%, Floor 0.000%), 4.306%, 06/16/36[3]	129,174	13,320
Series 2012-103, Class IB 3.500%, 04/20/40	122,085	9,138
Series 2012-140, Class IC 3.500%, 11/20/42	394,397	68,981
Series 2012-34, Class KS (6.050% minus 1 month LIBOR, Cap 6.050%, Floor 0.000%), 3.656%, 03/16/42[3]	313,972	70,931
Series 2012-69, Class QI 4.000%, 03/16/41	159,563	21,842
Series 2014-173, Class AI 4.000%, 11/20/38	90,177	2,658
Series 2016-108, Class QI 4.000%, 08/20/46	261,168	54,627
Series 2016-118, Class DS (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 09/20/46[3]	283,808	54,452
Series 2016-145, Class UI 3.500%, 10/20/46	361,154	64,737
Series 2016-17, Class JS (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 02/20/46[3]	283,828	45,334
Series 2016-20, Class SB (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 02/20/46[3]	300,173	50,197

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 1.8% (continued)
GNMA
Series 2016-46, Class JI 4.500%, 04/20/46	$172,083	$34,314
Series 2016-5, Class CS (6.150% minus 1 month LIBOR, Cap 6.150%, Floor 0.000%), 3.767%, 01/20/46[3]	273,008	49,809
Series 2016-81, Class IO 4.000%, 06/20/46	334,281	58,431
Series 2016-88, Class SM (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 07/20/46[3]	291,425	50,895
Total Interest Only Strip		1,309,120
Total U.S. Government and Agency Obligations (Cost $92,272,096)		93,056,031

	Shares	Value
Short-Term Investments—8.3%
Other Investment Companies—8.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[6]	1,952,457	$1,952,457
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[6]	1,952,457	1,952,457
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[6]	2,011,623	2,011,623
Total Short-Term Investments (Cost $5,916,537)		5,916,537
Total Investments—142.9% (Cost $101,536,994)		102,288,832
Other Assets, less Liabilities—(42.9)%		(30,716,601)
Net Assets—100.0%		$71,572,231

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $3,109,898 or 4.3% of net assets.

[2]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2019.
[4]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2019, amounted to $30,757,995, or 43.0% of net assets.
[5]

TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

[6]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
GSR	Goldman Sachs REMIC
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Intermediate Government Fund

Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year Interest Rate Swap	USD	15	Short	09/16/19	$(1,642,500)	$(18,257)
2-Year U.S. Treasury Note	USD	3	Short	09/30/19	(645,539)	(3,742)
5-Year Interest Rate Swap	USD	23	Short	09/16/19	(2,439,438)	(17,548)
5-Year U.S. Treasury Note	USD	30	Short	09/30/19	(3,544,688)	(47,730)

					Total	$(87,277)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	—	$2,940,587	—	$2,940,587
Mortgage-Backed Securities	—	375,677	—	375,677
U.S. Government and Agency Obligations†	—	93,056,031	—	93,056,031
Short-Term Investments
Other Investment Companies	$5,916,537	—	—	5,916,537

Total Investments in Securities	$5,916,537	$96,372,295	—	$102,288,832

Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	$(87,277)	—	—	$(87,277)

Total Financial Derivative Instruments	$(87,277)	—	—	$(87,277)

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at June 30, 2019:

	Asset Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Fair Value
Interest rate contracts	Cash deposited with broker for futures contracts[1]	$79,501

[1]	Amount represents cash with futures broker and unrealized appreciation/depreciation on open futures contracts. See Note 8 for additional information.

For the six months ended June 30, 2019, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Interest rate contracts	Net realized loss on futures contracts	$(447,792)	Net change in unrealized appreciation/ depreciation on futures contracts	$59,414

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	87.3
Asset-Backed Securities	2.0
Mortgage-Backed Securities	0.2
Short-Term Investments	16.6
Other Assets Less Liabilities[1]	(6.1)

[1]	Includes payable for delayed delivery securities.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	97.5
Aaa	2.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
GNMA, 6.000%, 01/15/36	3.9
FNMA, 4.500%, 07/01/49, TBA 30 years	3.8
FNMA, 4.000%, 07/01/49, TBA 30 years	3.6
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3.3
FNMA, 4.500%, 04/01/35	2.6
FNMA, 5.500%, 05/01/34	2.5
FHLMC Gold Pool, 4.500%, 03/01/42	2.3
FNMA, 5.500%, 08/01/41	2.0
FNMA, 4.500%, 04/01/39	1.9
FNMA, 5.000%, 08/01/40	1.8

Top Ten as a Group	27.7

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal Amount	Value
Asset-Backed Securities - 2.0%
Home Partners of America Trust Series 2017-1, Class A (1 month LIBOR + 0.817%), 3.211%, 07/17/34[1,2]	$1,602,052	$1,600,187
Series 2018-1, Class A (1 month LIBOR + 0.900%), 3.294%, 07/17/37[1,2]	921,380	916,803
Total Asset-Backed Securities (Cost $2,527,364)		2,516,990
Mortgage-Backed Security - 0.2%
Angel Oak Mortgage Trust
Series 2017-2, Class A1 2.478, 07/25/47[1,3]	216,735	216,197
Total Mortgage-Backed Security (Cost $216,733)		216,197
U.S. Government and Agency Obligations -87.3%
Fannie Mae - 59.1%
FNMA
3.000%, 05/01/26	526,798	537,558
4.000%, 04/01/25 to 09/01/48	3,737,044	3,889,507
4.000%, TBA 30 years[4,5]	4,260,000	4,402,860
(12 month LIBOR + 1.425%), 4.175%, 09/01/33[2]	256,329	268,558
(6 month LIBOR + 1.500%), 4.301%, 02/01/33[2]	497,523	512,745
(6 month LIBOR + 1.600%), 4.314%, 06/01/34[2]	297,519	308,056
(6 month LIBOR + 1.560%), 4.416%, 08/01/33[2]	189,508	195,721
(12 month LIBOR + 1.618%), 4.419%, 10/01/35[2]	621,150	648,366
(12 month LIBOR + 1.598%), 4.476%, 12/01/33[2]	241,107	251,295
(12 month LIBOR + 1.730%), 4.480%, 06/01/35[2]	54,433	57,328
(12 month LIBOR + 1.655%), 4.497%, 08/01/34[2]	80,039	83,763
4.500%, TBA 30 years[4,5]	4,400,000	4,597,785
4.500%, 10/01/19 to 11/01/56	10,352,106	11,096,639
(12 month LIBOR + 1.654%), 4.508%, 07/01/34[2]	581,718	610,284
(U.S. Treasury Yield Curve CMT 1 year + 2.120%), 4.580%, 09/01/33[2]	151,602	156,460
(U.S. Treasury Yield Curve CMT 1 year + 2.105%), 4.622%, 05/01/33[2]	618,764	650,827
(U.S. Treasury Yield Curve CMT 1 year + 2.204%), 4.628%, 06/01/33[2]	148,183	154,496
(U.S. Treasury Yield Curve CMT 1 year + 2.176%), 4.637%, 12/01/34[2]	560,267	586,682
(12 month LIBOR + 1.724%), 4.688%, 04/01/37[2]	1,675,169	1,747,635
(12 month LIBOR + 1.820%), 4.695%, 08/01/35[2]	571,700	602,844
(12 month LIBOR + 1.615%), 4.703%, 03/01/34[2]	109,885	115,229
(U.S. Treasury Yield Curve CMT 1 year + 2.025%), 4.718%, 01/01/34[2]	381,213	400,400
(U.S. Treasury Yield Curve CMT 1 year + 2.360%), 4.743%, 11/01/34[2]	1,392,346	1,474,946
(12 month LIBOR + 1.804%), 4.753%, 06/01/34[2]	860,219	907,008
(U.S. Treasury Yield Curve CMT 1 year + 2.220%), 4.777%, 05/01/34[2]	1,044,634	1,103,823
(U.S. Treasury Yield Curve CMT 1 year + 2.303%), 4.814%, 12/01/34[2]	962,699	1,017,816
(U.S. Treasury Yield Curve CMT 1 year + 2.380%), 4.825%, 01/01/36[2]	1,708,116	1,795,096

	Principal Amount	Value
FNMA
(U.S. Treasury Yield Curve CMT 1 year + 2.332%), 4.834%, 04/01/34[2]	$229,512	$242,437
(U.S. Treasury Yield Curve CMT 1 year + 2.332%), 4.861%, 04/01/34[2]	186,309	194,555
(12 month LIBOR + 1.857%), 4.907%, 01/01/36[2]	16,736	17,678
(12 month LIBOR + 1.810%), 4.909%, 01/01/33[2]	461,255	483,404
(12 month LIBOR + 1.800%), 4.921%, 01/01/34[2]	616,661	648,715
5.000%, 10/01/19 to 07/01/48	11,831,744	12,722,908
5.500%, 01/01/24 to 08/01/41	7,952,484	8,738,008
6.000%, 09/01/21 to 08/01/37	2,974,375	3,266,840
6.500%, 12/01/28 to 08/01/32	1,773,185	1,999,718
7.000%, 11/01/22	298,737	308,281
7.500%, 08/01/33 to 09/01/33	40,483	48,492
FNMA Grantor Trust
Series 2003-T4, Class 1A (1 month LIBOR + 0.220%), 2.622%, 09/26/33[2]	55,350	55,167
Series 2002-T5, Class A1 (1 month LIBOR + 0.240%), 2.644%, 05/25/32[2]	91,780	90,743
FNMA REMICS
Series 2011-60, Class UC 2.500%, 09/25/39	67,701	68,096
Series 2007-56, Class FN (1 month LIBOR + 0.370%), 2.774%, 06/25/37[2]	102,303	102,179
Series 2002-47, Class FD (1 month LIBOR + 0.400%), 2.804%, 08/25/32[2]	237,173	237,744
Series 2005-13, Class AF (1 month LIBOR + 0.400%), 2.804%, 03/25/35[2]	300,317	300,335
Series 2003-2, Class FA (1 month LIBOR + 0.500%), 2.904%, 02/25/33[2]	198,836	200,221
Series 2001-63, Class FA (1 month LIBOR + 0.550%), 2.932%, 12/18/31[2]	226,422	225,288
Series 2011-101, Class KA 3.000%, 01/25/30	587,780	590,307
Series 2010-8, Class FY (1 month LIBOR + 0.750%), 3.154%, 02/25/40[2]	583,091	592,525
Series 2008-59, Class KB 4.500%, 07/25/23	500	501
Series 2004-53, Class NC 5.500%, 07/25/24	126,705	132,636
Series 2005-19, Class PA 5.500%, 07/25/34	29,900	30,188
Series 2005-58, Class EP 5.500%, 07/25/35	102,083	111,052
Series 2005-68, Class PC 5.500%, 07/25/35	41,449	41,968
Series 2005-68, Class PB 5.750%, 07/25/35	3,551	3,570
Series 1994-31, Class ZC 6.500%, 02/25/24	152,387	161,051

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Fannie Mae - 59.1% (continued)
FNMA REMICS Whole Loan
Series 2005-W2, Class A1 (1 month LIBOR + 0.200%), 2.604%, 05/25/35[2]	$464,744	$463,641
Series 2003-W13, Class AV2 (1 month LIBOR + 0.280%), 2.710%, 10/25/33[2]	6,663	6,496
Series 2004-W14, Class 1AF (1 month LIBOR + 0.400%), 2.804%, 07/25/44[2]	1,253,800	1,240,877
Series 2004-W5, Class F1 (1 month LIBOR + 0.450%), 2.854%, 02/25/47[2]	270,887	267,825
Series 2003-W1, Class 2A 5.865%, 12/25/42[3]	12,232	13,502
Series 2003-W4, Class 4A 7.500%, 10/25/42[3]	256,712	291,027
Total Fannie Mae		72,071,702
Freddie Mac - 18.3%
FHLMC
(U.S. Treasury Yield Curve CMT 1 year + 2.000%), 4.500%, 11/01/33[2]	431,811	451,016
(U.S. Treasury Yield Curve CMT 1 year + 2.219%), 4.591%, 10/01/33[2]	389,845	409,929
(U.S. Treasury Yield Curve CMT 1 year + 2.225%), 4.602%, 10/01/33[2]	510,930	537,056
(U.S. Treasury Yield Curve CMT 1 year + 2.158%), 4.644%, 10/01/28[2]	10,408	10,742
(U.S. Treasury Yield Curve CMT 1 year + 2.225%), 4.704%, 11/01/33[2]	414,753	436,522
(12 month LIBOR + 1.819%), 4.716%, 09/01/33[2]	797,246	836,469
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 4.724%, 05/01/34[2]	950,686	1,002,968
(U.S. Treasury Yield Curve CMT 1 year + 2.230%), 4.725%, 12/01/33[2]	672,992	708,825
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 4.786%, 04/01/34[2]	235,838	249,174
(U.S. Treasury Yield Curve CMT 1 year + 2.396%), 4.805%, 02/01/23[2]	24,814	25,778
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 4.896%, 03/01/34[2]	922,565	974,259
(U.S. Treasury Yield Curve CMT 1 year + 2.462%), 4.987%, 06/01/35[2]	243,324	257,086
5.000%, 07/01/48	409,966	454,505
(U.S. Treasury Yield Curve CMT 1 year + 2.693%), 5.212%, 05/01/35[2]	487,666	520,412
FHLMC Gold Pool
2.000%, 01/01/23	157,949	158,041
2.500%, 06/01/22 to 05/01/23	398,725	402,822
4.000%, 12/01/44	2,087,441	2,173,898
4.500%, 10/01/20 to 03/01/42	4,584,279	4,905,382
5.000%, 09/01/19 to 08/01/20	58,284	59,661
5.500%, 12/01/32 to 08/01/40	3,872,819	4,296,091
6.000%, 02/01/22 to 01/01/24	952,956	981,664
6.500%, 10/01/23	46,804	47,718
7.000%, 07/01/19	103	103
7.500%, 03/01/33	122,950	143,962

	Principal Amount	Value
FHLMC REMICS
Series 4305, Class KN 2.500%, 03/15/38	$413,125	$412,810
Series 3153, Class UG (1 month LIBOR + 0.450%), 2.844%, 05/15/36[2]	1,264,405	1,268,945
Series 3501, Class FC (1 month LIBOR + 1.150%), 3.544%, 01/15/39[2]	514,259	531,223
Series 3535, Class CA 4.000%, 05/15/24	29	29
Series 3609, Class LA 4.000%, 12/15/24	5,360	5,370
Series 3632, Class AG 4.000%, 06/15/38	57,902	58,154
Series 3653, Class JK 5.000%, 11/15/38	43,155	43,650
Total Freddie Mac		22,364,264
Ginnie Mae - 4.0%
GNMA
Series 2014-60, Class DA 1.500%, 03/20/39	56,575	56,505
6.000%, 01/15/36	4,184,844	4,773,975
Total Ginnie Mae		4,830,480
U.S. Treasury Obligations - 3.3%
United States Treasury Inflation Indexed Bonds 2.375%, 01/15/27	3,459,429	3,995,723
Interest Only Strip - 2.6%
FHLMC REMICS
Series 2922, Class SE (6.750% minus 1 month LIBOR, Cap 6.750%, Floor 0.000%), 4.356%, 02/15/35[2]	126,220	23,437
Series 2934, Class HI 5.000%, 02/15/20	2,597	23
Series 2934, Class KI 5.000%, 02/15/20	1,137	7
Series 2965, Class SA (6.050% minus 1 month LIBOR, Cap 6.050%, Floor 0.000%), 3.656%, 05/15/32[2]	290,701	42,133
Series 2967, Class JI 5.000%, 04/15/20	12,098	142
Series 2980, Class SL (6.700% minus 1 month LIBOR, Cap 6.700%, Floor 0.000%), 4.306%, 11/15/34[2]	208,593	52,269
Series 2981, Class SU (7.800% minus 1 month LIBOR, Cap 7.800%, Floor 0.000%), 5.406%, 05/15/30[2]	146,820	24,695
Series 3065, Class DI (6.620% minus 1 month LIBOR, Cap 6.620%, Floor 0.000%), 4.226%, 04/15/35[2]	461,385	75,720
Series 3308, Class S (7.200% minus 1 month LIBOR, Cap 7.200%, Floor 0.000%), 4.806%, 03/15/32[2]	245,979	47,937
Series 3424, Class XI (6.570% minus 1 month LIBOR, Cap 6.570%, Floor 0.000%), 4.176%, 05/15/36[2]	357,096	61,902

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 2.6% (continued)
FHLMC REMICS
Series 3489, Class SD (7.800% minus 1 month LIBOR, Cap 7.800%, Floor 0.000%), 5.406%, 06/15/32[2]	$135,117	$27,744
Series 3882, Class AI 5.000%, 06/15/26	2,661	53
Series 3927, Class AI 4.500%, 08/15/26	111,412	8,039
Series 4097, Class CI 3.000%, 08/15/27	144,712	11,259
Series 4123, Class DI 3.000%, 10/15/27	376,489	29,794
Series 4395, Class TI 4.000%, 05/15/26	372,456	28,757
FNMA
Series 306, Class IO 8.000%, 05/25/30	42,501	11,059
FNMA REMICS
Series 2004-51, Class SX (7.120% minus 1 month LIBOR, Cap 7.120%, Floor 0.000%), 4.716%, 07/25/34[2]	154,422	30,382
Series 2004-64, Class SW (7.050% minus 1 month LIBOR, Cap 7.050%, Floor 0.000%), 4.646%, 08/25/34[2]	457,418	84,042
Series 2004-66, Class SE (6.500% minus 1 month LIBOR, Cap 6.500%, Floor 0.000%), 4.096%, 09/25/34[2]	69,778	11,403
Series 2005-12, Class SC (6.750% minus 1 month LIBOR, Cap 6.750%, Floor 0.000%), 4.346%, 03/25/35[2]	160,515	26,543
Series 2005-45, Class SR (6.720% minus 1 month LIBOR, Cap 6.720%, Floor 0.000%), 4.316%, 06/25/35[2]	383,480	71,797
Series 2005-65, Class KI (7.000% minus 1 month LIBOR, Cap 7.000%, Floor 0.000%), 4.596%, 08/25/35[2]	912,611	164,630
Series 2005-66, Class GS (6.850% minus 1 month LIBOR, Cap 6.850%, Floor 0.000%), 4.446%, 07/25/20[2]	2,571	26
Series 2006-3, Class SA (6.150% minus 1 month LIBOR, Cap 6.150%, Floor 0.000%), 3.746%, 03/25/36[2]	174,123	26,991
Series 2007-75, Class JI (6.545% minus 1 month LIBOR, Cap 6.545%, Floor 0.000%), 4.141%, 08/25/37[2]	85,607	16,340
Series 2007-85, Class SI (6.460% minus 1 month LIBOR, Cap 6.460%, Floor 0.000%), 4.056%, 09/25/37[2]	187,369	32,657
Series 2008-86, Class IO 4.500%, 03/25/23	468	3
Series 2008-87, Class AS (7.650% minus 1 month LIBOR, Cap 7.650%, Floor 0.000%), 5.220%, 07/25/33[2]	498,787	100,973
Series 2009-31, Class PI 5.000%, 11/25/38	490,210	59,470
Series 2010-105, Class IO 5.000%, 08/25/20	13,174	105

	Principal Amount	Value
FNMA REMICS
Series 2010-121, Class IO 5.000%, 10/25/25	$805	$7
Series 2010-65, Class IO 5.000%, 09/25/20	29,286	441
Series 2010-68, Class SJ (6.550% minus 1 month LIBOR, Cap 6.550%, Floor 0.000%), 4.146%, 07/25/40[2]	206,663	42,250
Series 2011-124, Class IC 3.500%, 09/25/21	112,028	844
Series 2011-63, Class AS (5.920% minus 1 month LIBOR, Cap 5.920%, Floor 0.000%), 3.516%, 07/25/41[2]	231,652	39,763
Series 2011-88, Class WI 3.500%, 09/25/26	427,029	34,897
Series 2012-126, Class SJ (5.000% minus 1 month LIBOR, Cap 5.000%, Floor 0.000%), 2.596%, 11/25/42[2]	2,654,241	370,887
Series 2012-130, Class UI 3.000%, 12/25/27	175,030	12,981
Series 2012-150, Class BI 3.000%, 01/25/28	181,916	14,118
Series 2013-5, Class YI 3.000%, 02/25/28	196,692	15,105
GNMA
Series 2011-167, Class IO 5.000%, 12/16/20	22,529	416
Series 2011-32, Class KS (12.100% minus 2 times 1 month LIBOR, Cap 12.100%, Floor 0.000%), 7.312%, 06/16/34[2]	73,691	1,368
Series 2011-94, Class IS (6.700% minus 1 month LIBOR, Cap 6.700%, Floor 0.000%), 4.306%, 06/16/36[2]	290,219	29,926
Series 2012-101, Class AI 3.500%, 08/20/27	182,379	17,000
Series 2012-103, Class IB 3.500%, 04/20/40	531,469	39,778
Series 2012-140, Class IC 3.500%, 11/20/42	495,577	86,678
Series 2012-34, Class KS (6.050% minus 1 month LIBOR, Cap 6.050%, Floor 0.000%), 3.656%, 03/16/42[2]	2,411,107	544,703
Series 2012-69, Class QI 4.000%, 03/16/41	844,097	115,548
Series 2012-96, Class IC 3.000%, 08/20/27	439,039	37,525
Series 2013-5, Class BI 3.500%, 01/20/43	194,189	33,274
Series 2014-173, Class AI 4.000%, 11/20/38	85,646	2,524
Series 2016-108, Class QI 4.000%, 08/20/46	297,873	62,304
Series 2016-118, Class DS (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 09/20/46[2]	502,819	96,472
Series 2016-145, Class UI 3.500%, 10/20/46	431,564	77,358

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip - 2.6% (continued)
GNMA
Series 2016-17, Class JS (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 02/20/46[2]	$498,809	$79,671
Series 2016-20, Class SB (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 02/20/46[2]	509,624	85,223
Series 2016-46, Class JI 4.500%, 04/20/46	194,732	38,830
Series 2016-5, Class CS (6.150% minus 1 month LIBOR, Cap 6.150%, Floor 0.000%), 3.767%, 01/20/46[2]	471,284	85,983
Series 2016-81, Class IO 4.000%, 06/20/46	380,165	66,451
Series 2016-88, Class SM (6.100% minus 1 month LIBOR, Cap 6.100%, Floor 0.000%), 3.717%, 07/20/46[2]	512,160	89,445
Total Interest Only Strip		3,192,102
Total U.S. Government and Agency Obligations (Cost $104,634,993)		106,454,271
Short-Term Investments - 16.6%
U.S. Government and Agency Obligations - 4.9%
FHLB, 0.558, 07/09/19[6]	3,000,000	2,998,467

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $2,733,187 or 2.2% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2019.
[3]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2019, amounted to $9,000,645, or 7.4% of net assets.
[5]

TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

	Principal Amount	Value
FHLB, 1.934, 08/20/19[6]	$3,000,000	$2,990,812
Total U.S. Government and Agency Obligations		5,989,279
U.S. Government Obligation - 2.5%
U.S. Treasury Bills, 1.630%, 07/23/19[6]	3,000,000	2,996,196

	Shares
Other Investment Companies - 9.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[7]	3,712,840	3,712,840
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[7]	3,712,841	3,712,841
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[7]	3,825,351	3,825,351
Total Other Investment Companies		11,251,032
Total Short-Term Investments (Cost $20,236,507)		20,236,507
Total Investments - 106.1% (Cost $127,615,597)		129,423,965
Other Assets, less Liabilities - (6.1)%		(7,455,723)
Net Assets - 100.0%		$121,968,242

[6]	Represents yield to maturity at June 30, 2019.
[7]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	25	Long	09/19/19	$3,199,219	$61,590
5-Year U.S. Treasury Note	USD	23	Long	09/30/19	2,717,594	36,181
10-Year Interest Rate Swap	USD	50	Short	09/16/19	(5,475,000)	(64,101)
2-Year U.S. Treasury Note	USD	4	Short	09/30/19	(860,719)	(4,989)
5-Year Interest Rate Swap	USD	116	Short	09/16/19	(12,303,250)	(88,503)
90-Day Euro Futures	USD	17	Short	09/16/19	(4,164,788)	(26,319)
90-Day Euro Futures	USD	17	Short	03/16/20	(4,177,325)	(43,119)
90-Day Euro Futures	USD	17	Short	03/15/21	(4,184,975)	(55,019)
90-Day Euro Futures	USD	17	Short	03/14/22	(4,180,300)	(52,856)
90-Day Euro Futures	USD	17	Short	06/15/20	(4,181,150)	(48,043)
90-Day Euro Futures	USD	17	Short	06/14/21	(4,183,700)	(54,243)
90-Day Euro Futures	USD	17	Short	06/13/22	(4,178,600)	(51,656)
90-Day Euro Futures	USD	17	Short	09/14/20	(4,183,912)	(51,831)
90-Day Euro Futures	USD	17	Short	09/13/21	(4,182,850)	(54,106)
90-Day Euro Futures	USD	17	Short	09/19/22	(4,177,113)	(50,844)
90-Day Euro Futures	USD	17	Short	12/14/20	(4,183,912)	(53,281)
90-Day Euro Futures	USD	17	Short	12/13/21	(4,181,362)	(53,631)
90-Day Euro Futures	USD	14	Short	12/19/22	(3,438,750)	(44,411)
90-Day Euro Futures	USD	17	Short	12/16/19	(4,168,825)	(33,456)
U.S. Ultra Treasury Bond	USD	11	Short	09/19/19	(1,953,188)	(69,495)

					Total	$(802,132)

The accompanying notes are an integral part of these financial statements.

AMG Managers Amundi Short Duration Government Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$2,516,990	—	$2,516,990
Mortgage-Backed Security	—	216,197	—	216,197
U.S. Government and Agency Obligations†	—	106,454,271	—	106,454,271
Short-Term Investments
U.S. Government and Agency Obligations	—	5,989,279	—	5,989,279
U.S. Government Obligation	—	2,996,196	—	2,996,196
Other Investment Companies	$11,251,032	—	—	11,251,032

Total Investments in Securities	$11,251,032	$118,172,933	—	$129,423,965

Financial Derivative Instruments - Assets
Interest Rate Futures Contracts	$97,771	—	—	$97,771
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	(899,903)	—	—	(899,903)

Total Financial Derivative Instruments	$(802,132)	—	—	$(802,132)

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at June 30, 2019:

	Asset Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Cash deposited with broker for futures contracts[1]	$426,397

[1]	Amount represents cash with futures broker and unrealized appreciation/depreciation on open futures contracts. See Note 8 for additional information.

For the six months ended June 30, 2019, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Interest rate contracts	Net realized loss on futures contracts	$(1,323,050)	Net change in unrealized appreciation/ depreciation on futures contracts	$(177,812)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

	AMG Chicago Equity Partners Balanced Fund	AMG Managers Amundi Intermediate Government Fund	AMG Managers Amundi Short Duration Government Fund
Assets:
Investments at value[1] (including securities on loan valued at $9,585,906, $0, and $0, respectively)	$266,173,028	$102,288,832	$129,423,965
Cash deposit with brokers for futures contracts (see Note 8)	—	79,501	426,397
Foreign currency[2]	13,859	—	—
Receivable for investments sold	17,123,918	—	—
Dividend, interest and other receivables	939,165	276,826	451,576
Receivable for paydowns	—	1,278	249,710
Receivable for Fund shares sold	153,505	22,891	600,775
Receivable from affiliate	10,759	13,451	11,004
Prepaid expenses and other assets	30,909	21,074	25,798
Total assets	284,445,143	102,703,853	131,189,225
Liabilities:
Payable upon return of securities loaned	1,900,581	—	—
Payable for investments purchased	16,528,803	—	—
Payable for delayed delivery investments purchased	—	30,776,802	9,018,779
Payable for Fund shares repurchased	61,236	221,549	45,101
Cash collateral due to broker	—	7,000	—
Accrued expenses:
Investment advisory and management fees	129,787	28,574	40,013
Administrative fees	32,447	8,929	15,005
Distribution fees	15,385	—	—
Shareholder service fees	14,485	8,224	12,389
Other	112,661	80,544	89,696
Total liabilities	18,795,385	31,131,622	9,220,983
Net Assets	$265,649,758	$71,572,231	$121,968,242
[1] Investments at cost	$246,897,718	$101,536,994	$127,615,597
[2] Foreign currency at cost	$13,870	—	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Chicago Equity Partners Balanced Fund	AMG Managers Amundi Intermediate Government Fund	AMG Managers Amundi Short Duration Government Fund
Net Assets Represent:
Paid-in capital	$241,031,509	$74,659,407	$128,564,530
Total distributable earnings (loss)	24,618,249	(3,087,176)	(6,596,288)
Net Assets	$265,649,758	$71,572,231	$121,968,242
Class N:
Net Assets	$75,481,772	$63,565,910	$90,468,060
Shares outstanding	4,442,163	5,946,932	9,576,509
Net asset value, offering and redemption price per share	$16.99	$10.69	$9.45
Class I:
Net Assets	$181,827,740	$6,937,160	$30,688,660
Shares outstanding	10,593,531	648,907	3,249,982
Net asset value, offering and redemption price per share	$17.16	$10.69	$9.44
Class Z:
Net Assets	$8,340,246	$1,069,161	$811,522
Shares outstanding	486,044	100,070	85,877
Net asset value, offering and redemption price per share	$17.16	$10.68	$9.45

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2019

	AMG Chicago Equity Partners Balanced Fund	AMG Managers Amundi Intermediate Government Fund	AMG Managers Amundi Short Duration Government Fund
Investment Income:
Dividend income	$1,484,667	$95,941	$98,028
Interest income	1,902,279	1,022,295	1,526,222
Securities lending income	10,009	—	—
Foreign withholding tax	(21,520)	—	—
Total investment income	3,375,435	1,118,236	1,624,250
Expenses:
Investment advisory and management fees	768,939	180,333	257,021
Administrative fees	192,235	56,354	96,383
Distribution fees—Class N	92,946	—	—
Shareholder servicing fees—Class N	—	50,402	70,913
Shareholder servicing fees—Class I	79,868	1,715	8,300
Custodian fees	70,130	30,376	33,011
Registration fees	31,619	26,942	31,433
Professional fees	26,879	28,418	29,992
Reports to shareholders	17,621	10,072	12,088
Transfer agent fees	17,178	2,298	2,909
Trustee fees and expenses	11,041	3,421	5,765
Miscellaneous	5,331	2,213	2,957
Total expenses before offsets	1,313,787	392,544	550,772
Expense reimbursements	(63,613)	(62,414)	—
Expense reductions	(8,089)	—	—
Fee waivers	—	(18,785)	(70,681)
Net expenses	1,242,085	311,345	480,091
Net investment income	2,133,350	806,891	1,144,159
Net Realized and Unrealized Gain:
Net realized gain on investments	3,460,813	1,075,551	15,658
Net realized loss on futures contracts	—	(447,792)	(1,323,050)
Net realized loss on foreign currency transactions	(1,954)	—	—
Net change in unrealized appreciation/depreciation on investments	21,304,753	1,435,063	2,581,502
Net change in unrealized appreciation/depreciation on futures contracts	—	59,414	(177,812)
Net change in unrealized appreciation/depreciation on foreign currency translations	39	—	—
Net realized and unrealized gain	24,763,651	2,122,236	1,096,298
Net increase in net assets resulting from operations	$26,897,001	$2,929,127	$2,240,457

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG Chicago Equity Partners Balanced Fund		AMG Managers Amundi Intermediate Government Fund		AMG Managers Amundi Short Duration Government Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From
Operations:
Net investment income	$2,133,350	$2,559,166	$806,891	$1,767,052	$1,144,159	$2,479,504
Net realized gain (loss) on investments	3,458,859	11,430,725	627,759	(1,211,694)	(1,307,392)	867,307
Net change in unrealized appreciation/depreciation on investments	21,304,792	(23,698,513)	1,494,477	(1,291,711)	2,403,690	(2,207,801)
Net increase (decrease) in net assets resulting from operations	26,897,001	(9,708,622)	2,929,127	(736,353)	2,240,457	1,139,010
Distributions to Shareholders:
Class N	(630,159)	(4,965,289)	(689,705)	(1,592,224)	(790,933)	(2,084,939)
Class I	(1,609,211)	(11,086,856)	(74,439)	(150,473)	(290,100)	(572,925)
Class Z	(82,036)	(569,332)	(11,956)	(23,260)	(7,054)	(13,176)
Total distributions to shareholders	(2,321,406)	(16,621,477)	(776,100)	(1,765,957)	(1,088,087)	(2,671,040)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(9,179,322)	80,294,870	(11,359,629)	(25,204,554)	(12,466,321)	(25,238,503)
Total increase (decrease) in net assets	15,396,273	53,964,771	(9,206,602)	(27,706,864)	(11,313,951)	(26,770,533)
Net Assets:
Beginning of period	250,253,485	196,288,714	80,778,833	108,485,697	133,282,193	160,052,726
End of period	$265,649,758	$250,253,485	$71,572,231	$80,778,833	$121,968,242	$133,282,193

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)	For the fiscal years ended December 31,
Class N		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$15.45	$17.03	$15.45	$14.92	$15.09	$15.13
Income (loss) from Investment Operations:
Net investment income[2,3]	0.13	0.18	0.10	0.14 [4]	0.10 [5]	0.11
Net realized and unrealized gain (loss) on investments	1.55	(0.67)	2.30	0.54	0.23	1.37
Total income (loss) from investment operations	1.68	(0.49)	2.40	0.68	0.33	1.48
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.16)	(0.11)	(0.14)	(0.11)	(0.11)
Net realized gain on investments	—	(0.93)	(0.71)	(0.01)	(0.39)	(1.41)
Total distributions to shareholders	(0.14)	(1.09)	(0.82)	(0.15)	(0.50)	(1.52)
Net Asset Value, End of Period	$16.99	$15.45	$17.03	$15.45	$14.92	$15.09
Total Return[3,6]	10.90%[7]	(2.89)%	15.54%	4.59%	2.19%	9.69%
Ratio of net expenses to average net assets[8]	1.09%[9]	1.08%	1.09%	1.08%	1.08%	1.07%
Ratio of gross expenses to average net assets[10]	1.14%[9]	1.15%	1.14%	1.25%	1.36%	1.40%
Ratio of net investment income to average net assets[3]	1.55%[9]	1.02%	0.63%	0.94%	0.64%	0.70%
Portfolio turnover	62%[7]	80%	75%	119%	105%	92%
Net assets end of period (000’s) omitted	$75,482	$75,271	$74,315	$92,502	$94,476	$41,751

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019 (unaudited)	For the fiscal years ended December 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$15.60	$17.19	$15.59	$15.05	$15.23	$15.26
Income (loss) from Investment Operations:
Net investment income[2,3]	0.14	0.21	0.13	0.17 [4]	0.12 [5]	0.15
Net realized and unrealized gain (loss) on investments	1.57	(0.68)	2.31	0.54	0.23	1.37
Total income (loss) from investment operations	1.71	(0.47)	2.44	0.71	0.35	1.52
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.19)	(0.13)	(0.16)	(0.14)	(0.13)
Net realized gain on investments	—	(0.93)	(0.71)	(0.01)	(0.39)	(1.42)
Total distributions to shareholders	(0.15)	(1.12)	(0.84)	(0.17)	(0.53)	(1.55)
Net Asset Value, End of Period	$17.16	$15.60	$17.19	$15.59	$15.05	$15.23
Total Return[3,6]	11.07%[7]	(2.77)%	15.71%	4.79%	2.29%	9.93%
Ratio of net expenses to average net assets[8]	0.93%[9]	0.92%	0.94%	0.93%	0.93%	0.86%
Ratio of gross expenses to average net assets[10]	0.98%[9]	0.99%	0.99%	1.10%	1.21%	1.20%
Ratio of net investment income to average net assets[3]	1.70%[9]	1.18%	0.78%	1.09%	0.80%	0.91%
Portfolio turnover	62%[7]	80%	75%	119%	105%	92%
Net assets end of period (000’s) omitted	$181,828	$166,554	$114,913	$75,890	$60,798	$14,481

AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended December 31,
	June 30, 2019
Class Z	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$15.60	$17.19	$15.58	$15.05	$15.22	$15.26
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.22	0.15	0.18 [4]	0.14 [5]	0.15
Net realized and unrealized gain (loss) on investments	1.57	(0.67)	2.32	0.54	0.23	1.38
Total income (loss) from investment operations	1.72	(0.45)	2.47	0.72	0.37	1.53
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.21)	(0.15)	(0.18)	(0.15)	(0.15)
Net realized gain on investments	—	(0.93)	(0.71)	(0.01)	(0.39)	(1.42)
Total distributions to shareholders	(0.16)	(1.14)	(0.86)	(0.19)	(0.54)	(1.57)
Net Asset Value, End of Period	$17.16	$15.60	$17.19	$15.58	$15.05	$15.22
Total Return[3,6]	11.06%[7]	(2.68)%	15.90%	4.82%	2.44%	9.97%
Ratio of net expenses to average net assets[8]	0.84%[9]	0.83%	0.84%	0.83%	0.83%	0.82%
Ratio of gross expenses to average net assets[10]	0.89%[9]	0.90%	0.89%	1.00%	1.09%	1.15%
Ratio of net investment income to average net assets[3]	1.80%[9]	1.27%	0.88%	1.20%	0.89%	0.95%
Portfolio turnover	62%[7]	80%	75%	119%	105%	92%
Net assets end of period (000’s) omitted	$8,340	$8,429	$7,060	$5,796	$1,709	$12,401

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.16 for Class N, Class I, and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.11, and $0.13 for Class N, Class I and Class Z shares, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2019 and 0.01%, less than 0.01%, 0.01%, 0.01% and 0.02% for the fiscal years ended 2018, 2017, 2016, 2015 and 2014, respectively.

[9]	Annualized.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$10.39	$10.62	$10.65	$10.81	$10.96	$10.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.20	0.16	0.14	0.11	0.17
Net realized and unrealized gain (loss) on investments	0.30	(0.23)	0.02	0.01	0.01	0.54
Total income (loss) from investment operations	0.41	(0.03)	0.18	0.15	0.12	0.71
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.20)	(0.19)	(0.13)	(0.10)	(0.17)
Net realized gain on investments	—	—	—	(0.18)	(0.17)	(0.22)
Paid in capital	—	—	(0.02)	—	—	—
Total distributions to shareholders	(0.11)	(0.20)	(0.21)	(0.31)	(0.27)	(0.39)
Net Asset Value, End of Period	$10.69	$10.39	$10.62	$10.65	$10.81	$10.96
Total Return[4]	3.95%[5,6]	(0.27)%[6]	1.68%[6]	1.42%[6]	1.09%	6.73%
Ratio of net expenses to average net assets	0.84%[7]	0.84%	0.84%	0.88%	0.88%	0.89%
Ratio of gross expenses to average net assets[8]	1.06%[7]	0.98%	0.99%	0.93%	0.92%	0.96%
Ratio of net investment income to average net assets[4]	2.14%[7]	1.89%	1.46%	1.32%	0.99%	1.54%
Portfolio turnover	1%[5]	0%[9]	10%	17%	21%	11%
Net assets end of period (000’s) omitted	$63,566	$72,766	$104,847	$166,411	$192,039	$174,138

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class I	(unaudited)	2018	2017[10]
Net Asset Value, Beginning of Period	$10.39	$10.62	$10.70
Income (loss) from Investment Operations:
Net investment income[3,4]	0.12	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.29	(0.23)	(0.03)
Total income (loss) from investment operations	0.41	(0.02)	0.12
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.21)	(0.18)
Paid in capital	—	—	(0.02)
Total distributions to shareholders	(0.11)	(0.21)	(0.20)
Net Asset Value, End of Period	$10.69	$10.39	$10.62
Total Return[4]	4.00%[5,6]	(0.17)%[6]	1.15%[5,6]
Ratio of net expenses to average net assets	0.74%[7]	0.74%	0.72%[7]
Ratio of gross expenses to average net assets[8]	0.96%[7]	0.88%	0.88%[7]
Ratio of net investment income to average net assets[4]	2.24%[7]	1.99%	1.68%[7]
Portfolio turnover	1%[5]	0%[9]	10%
Net assets end of period (000’s) omitted	$6,937	$6,897	$2,313

AMG Managers Amundi Intermediate Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[10]
Net Asset Value, Beginning of Period	$10.38	$10.62	$10.70
Income (loss) from Investment Operations:
Net investment income[3,4]	0.12	0.21	0.16
Net realized and unrealized gain (loss) on investments	0.30	(0.24)	(0.04)
Total income (loss) from investment operations	0.42	(0.03)	0.12
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.21)	(0.18)
Paid in capital	—	—	(0.02)
Total distributions to shareholders	(0.12)	(0.21)	(0.20)
Net Asset Value, End of Period	$10.68	$10.38	$10.62
Total Return[4]	4.02%[5,6]	(0.22)%[6]	1.15%[5,6]
Ratio of net expenses to average net assets	0.69%[7]	0.69%	0.69%[7]
Ratio of gross expenses to average net assets[8]	0.91%[7]	0.83%	0.85%[7]
Ratio of net investment income to average net assets[4]	2.29%[7]	2.04%	1.72%[7]
Portfolio turnover	1%[5]	0%[9]	10%
Net assets end of period (000’s) omitted	$1,069	$1,117	$1,326

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than 0.5%.
[10]	Commencement of operations was February 27, 2017.

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal year ended December 31,
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$9.37	$9.47	$9.63	$9.62	$9.65	$9.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.08	0.16	0.10	0.16	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.08	(0.09)	(0.04)	(0.05)	(0.03)	0.01
Total income (loss) from investment operations	0.16	0.07	0.06	0.11	(0.01)	0.06
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.17)	(0.22)	(0.10)	(0.02)	(0.05)
Net Asset Value, End of Period	$9.45	$9.37	$9.47	$9.63	$9.62	$9.65
Total Return[4,5]	1.70%[6]	0.74%	0.58%	1.10%	(0.15)%	0.60%
Ratio of net expenses to average net assets	0.77%[7]	0.74%	0.74%	0.80%	0.79%	0.80%
Ratio of gross expenses to average net assets[8]	0.88%[7]	0.85%	0.83%	0.80%	0.79%	0.80%
Ratio of net investment income to average net assets[4]	1.75%[7]	1.65%	1.07%	1.69%	0.25%	0.47%
Portfolio turnover	4%[6]	14%	20%	37%	51%	41%
Net assets end of period (000’s) omitted	$90,468	$99,524	$135,620	$234,569	$395,306	$385,246

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class I	(unaudited)	2018	2017[9]
Net Asset Value, Beginning of Period	$9.36	$9.46	$9.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.09	0.16	0.11
Net realized and unrealized gain (loss) on investments	0.07	(0.08)	(0.08)
Total income from investment operations	0.16	0.08	0.03
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.18)	(0.21)
Net Asset Value, End of Period	$9.44	$9.36	$9.46
Total Return[4,5]	1.75%[6]	0.84%	0.31%[6]
Ratio of net expenses to average net assets	0.67%[7]	0.64%	0.62%[7]
Ratio of gross expenses to average net assets[8]	0.78%[7]	0.75%	0.73%[7]
Ratio of net investment income to average net assets[4]	1.85%[7]	1.75%	1.41%[7]
Portfolio turnover	4%[6]	14%	20%
Net assets end of period (000’s) omitted	$30,689	$33,038	$23,757

AMG Managers Amundi Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[9]
Net Asset Value, Beginning of Period	$9.37	$9.47	$9.64
Income (loss) from Investment Operations:
Net investment income[3,4]	0.09	0.17	0.12
Net realized and unrealized gain (loss) on investments	0.08	(0.09)	(0.08)
Total income from investment operations	0.17	0.08	0.04
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.18)	(0.21)
Net Asset Value, End of Period	$9.45	$9.37	$9.47
Total Return[4,5]	1.78%[6]	0.89%	0.44%[6]
Ratio of net expenses to average net assets	0.62%[7]	0.59%	0.57%[7]
Ratio of gross expenses to average net assets[8]	0.73%[7]	0.70%	0.68%[7]
Ratio of net investment income to average net assets[4]	1.90%[7]	1.80%	1.46%[7]
Portfolio turnover	4%[6]	14%	20%
Net assets end of period (000’s) omitted	$812	$720	$675

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Commencement of operations was on February 27, 2017.

Notes to Financial Statements (unaudited)

June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds II (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Chicago Equity Partners Balanced Fund (“Balanced”), AMG Managers Amundi Intermediate Government Fund (“Intermediate Government”) and AMG Managers Amundi Short Duration Government Fund (“Short Duration”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Balanced had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2019, the impact on the expenses and expense ratios, if any, was $8,089 or less than 0.01% of average net assets.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to redesignation of dividends paid, foreign currency and tax adjustments relating to corporate actions. Temporary differences are due to capital loss deferrals on straddles, qualified late-year loss deferrals, wash sales and capital loss carryforwards not yet utilized.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Balanced	$246,897,718	$22,024,499	$(2,749,189)	$19,275,310
Intermediate Government	101,536,994	1,039,490	(287,652)	751,838
Short Duration	127,615,597	2,105,010	(296,642)	1,808,368

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Total
Intermediate Government	$98,490	$3,492,422	$3,590,912
Short Duration	417,832	5,410,646	5,828,478

As of December 31, 2018, Balanced had no capital loss carryovers for federal income tax purposes. Should Balanced incur net capital losses for the fiscal year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Balanced				Intermediate Government
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	494,247	$8,116,124	1,829,410	$31,862,118	685,600	$7,197,200	1,508,515	$15,684,417
Reinvestment of distributions	33,984	565,234	275,306	4,281,568	58,093	611,048	136,575	1,413,662
Cost of shares repurchased	(958,395)	(15,682,031)	(1,595,686)	(27,737,463)	(1,802,400)	(18,931,572)	(4,507,368)	(46,771,107)

Net increase (decrease)	(430,164)	$(7,000,673)	509,030	$8,406,223	(1,058,707)	$(11,123,324)	(2,862,278)	$(29,673,028)

Class I:
Proceeds from sale of shares	1,833,549	$30,271,942	5,399,926	$94,484,167	100,609	$1,055,168	831,734	$8,636,946
Reinvestment of distributions	44,240	743,652	364,983	5,735,369	7,072	74,439	14,551	150,473
Cost of shares repurchased	(1,958,607)	(32,285,264)	(1,775,098)	(30,603,938)	(122,657)	(1,288,033)	(400,115)	(4,136,899)

Net increase (decrease)	(80,818)	$(1,269,670)	3,989,811	$69,615,598	(14,976)	$(158,426)	446,170	$4,650,520

Class Z:
Proceeds from sale of shares	24,597	$407,453	183,387	$3,281,181	5,150	$53,861	13,037	$135,483
Reinvestment of distributions	4,687	78,711	33,709	529,976	1,137	11,956	2,249	23,260
Cost of shares repurchased	(83,575)	(1,395,143)	(87,554)	(1,538,108)	(13,761)	(143,696)	(32,636)	(340,789)

Net increase (decrease)	(54,291)	$(908,979)	129,542	$2,273,049	(7,474)	$(77,879)	(17,350)	$(182,046)

Notes to Financial Statements (continued)

	Short Duration
	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,010,090	$9,514,480	2,561,424	$24,214,558
Reinvestment of distributions	82,688	778,960	217,861	2,054,398
Cost of shares repurchased	(2,142,503)	(20,189,291)	(6,477,199)	(61,190,958)

Net decrease	(1,049,725)	$(9,895,851)	(3,697,914)	$(34,922,002)

Class I:
Proceeds from sale of shares	1,412,768	$13,284,295	2,341,950	$22,119,771
Reinvestment of distributions	11,484	108,148	24,973	235,383
Cost of shares repurchased	(1,703,532)	(16,048,257)	(1,348,324)	(12,723,634)

Net increase (decrease)	(279,280)	$(2,655,814)	1,018,599	$9,631,520

Class Z:
Proceeds from sale of shares	13,937	$131,582	13,154	$124,228
Reinvestment of distributions	748	7,054	1,397	13,176
Cost of shares repurchased	(5,645)	(53,292)	(9,015)	(85,425)

Net increase	9,040	$85,344	5,536	$51,979

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2019, the market value of Repurchase Agreements outstanding for Balanced was $1,900,581.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The Funds may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under

Notes to Financial Statements (continued)

the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

k. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Funds’ Statement of Assets and Liabilities. For financial reporting purposes, the Funds do not offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Balanced is managed by Chicago Equity Partners, LLC (“CEP”) and Intermediate Government and Short Duration are managed by Amundi Pioneer Institutional Asset Management, Inc. AMG indirectly owns a majority interest in CEP.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Balanced	0.60%
Intermediate Government	0.48%
Short Duration	0.40%

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Balanced and Intermediate Government to the annual rate of 0.84% and 0.74%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

The Investment Manager has contractually agreed, through May 1, 2020, to waive Intermediate Government’s management fee by 0.05%, from 0.48% to 0.43%, and Short Duration’s management fee by 0.11%, from 0.40% to 0.29%. For the six months ended June 30, 2019, the management fee for Intermediate Government and Short Duration was reduced by $18,785 and $70,681, respectively.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause a Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Balanced	Intermediate Government
Less than 1 year	$172,173	$106,739
1-2 years	75,267	130,560
2-3 years	165,084	100,572

Total	$412,524	$337,871

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Notes to Financial Statements (continued)

Balanced has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N of Intermediate Government and Short Duration, and Class I of Balanced, Intermediate Government and Short Duration, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N shares of Intermediate Government and Short Duration and Class I shares of Balanced, Intermediate Government and Short Duration may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

	Maximum Annual Amount	Actual Amount
Fund	Approved	Incurred
Balanced
Class I	0.10%	0.09%
Intermediate Government
Class N	0.15%	0.15%
Class I	0.05%	0.05%
Short Duration
Class N	0.15%	0.15%
Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, Intermediate Government lent a maximum of $4,508,566 for two days earning interest of $718. The interest income amount is included in the Statement of Operations as interest income. Balanced borrowed a maximum of $4,671,076 for two days paying interest of $845. The interest expense amount is included in the Statement of Operations as miscellaneous expense. For the six months ended June 30, 2019, Short Duration neither borrowed from nor lent to other funds in the AMG Funds family. At June 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Balanced	$102,565,973	$115,692,656
Intermediate Government	437,842	402,130
Short Duration	1,728,817	2,048,850

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2019 were as follows:

	U.S. Government Obligations
Fund	Purchases	Sales
Balanced	$56,875,602	$50,984,896
Intermediate Government	714,260	4,062,329
Short Duration	2,574,453	17,153,257

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Balanced	$9,585,906	$1,900,581	$9,368,058	$11,268,639

Additionally, Balanced sold two securities for $6,710,805, which were still out on loan as of June 30, 2019. The proceeds are reflected in the Statement of Assets & Liabilities under Receivable for investments sold.

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Fund	Collateral Type	Coupon Range		Maturity Date Range
Balanced	U.S. Treasury Obligations	0.000	%-8.750%	07/16/19-11/15/48

5. FOREIGN SECURITIES

Balanced invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended June 30, 2019, the average quarterly balances of derivative financial instruments outstanding were as follows:

	Intermediate Government	Short Duration
Financial Futures Contracts
Average number of contracts purchased	4	50
Average number of contracts sold	85	467
Average notional value of contracts purchased	$574,891	$6,029,329
Average notional value of contracts sold	$9,556,873	$85,507,820

8. FUTURES CONTRACTS

Intermediate Government and Short Duration purchased and sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Funds depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Funds must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Funds.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

As of June 30, 2019, Intermediate Government had an amount of $79,501 with the futures broker. The amount consisted of $166,778 in cash deposited with the futures broker and unrealized depreciation of $87,277 on open futures contracts. Intermediate Government used $57,100 of cash collateral to cover initial margin requirements.

As of June 30, 2019, Short Duration had an amount of $426,397 with the futures broker. The amount consisted of $1,228,529 in cash deposited with the futures broker and unrealized depreciation of $802,132 on open futures contracts. Short Duration used $254,090 of cash collateral to cover initial margin requirements.

9. RISKS ASSOCIATED WITH COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The net asset values of a Fund may be sensitive to interest rate fluctuations because a Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or

Notes to Financial Statements (continued)

mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

10. DOLLAR ROLL AGREEMENTS

The Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

11. STRIPPED SECURITIES

Intermediate Government and Short Duration may invest in stripped securities (“STRIPS”) for hedging purposes to protect the Funds’ portfolios against interest rate fluctuations. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting the Funds’ ability to buy or sell those securities at any particular time.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
Fund	Assets and Liabilities	Amount	Balance	Received	Amount
Balanced
HSBC Securities USA, Inc.,	$1,000,000	—	$1,000,000	$1,000,000	—
RBC Dominion Securities, Inc.,	900,581	—	900,581	900,581	—

Total	$1,900,581	—	$1,900,581	$1,900,581	—

Notes to Financial Statements (continued)

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements, except that effective August 1, 2019, the Investment Manager has contractually agreed, through at least May 1, 2021, to waive management fees and/or pay or reimburse Short Duration’s expenses in order to limit total annual operating expenses

(exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of Short Duration to the annual rate of 0.70% of the Fund’s average daily net assets. Please refer to the current prospectus for additional information.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds II (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Amundi Intermediate Government Fund, AMG Managers Amundi Short Duration Government Fund and AMG Chicago Equity Partners Balanced Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the applicable Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisers under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel.

Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisers; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, any Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. With respect to AMG Chicago Equity Partners Balanced Fund, the Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Managers Amundi Intermediate Government Fund and AMG Chicago Equity Partners Balanced Fund and to implement a contractual expense limitation, effective August 1, 2019, for AMG Managers Amundi Short Duration Government Fund. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadviser, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding each Subadviser’s organizational and management structure and each Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of each Subadviser with respect to its ability to provide the services required under its

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadvisory Agreement. The Trustees also considered each Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring each Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for AMG Managers Amundi Intermediate Government Fund and AMG Chicago Equity Partners

Balanced Fund and to implement a contractual expense limitation, effective August 1, 2019, for AMG Managers Amundi Short Duration Government Fund.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to Amundi Pioneer Institutional Asset Management,

Inc. (“Amundi”), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with Amundi. In addition, the Trustees considered other potential benefits of the subadvisory relationship to Amundi, including, among others, the indirect benefits that Amundi may receive from its relationship with a Fund, including any so-called “fallout benefits” to Amundi, such as reputational value derived from Amundi serving as Subadviser to a Fund, which bears Amundi’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by Amundi and the profitability to Amundi of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by Amundi to be a material factor in their deliberations at this time.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to Chicago Equity Partners, LLC (“CEP”), the Trustees noted that CEP is an affiliate of the Investment Manager, and the Trustees reviewed information regarding the cost to CEP of providing subadvisory services to AMG Chicago Equity Partners Balanced Fund and the resulting profitability from such relationship. The Trustees noted that, because CEP is an affiliate of the Investment Manager, a portion of CEP’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services CEP provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to CEP is reasonable and that CEP is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadviser.

AMG MANAGERS AMUNDI SHORT DURATION GOVERNMENT FUND

FUND PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the ICE BofAML U.S. 6-Month Treasury Bill Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and any actions being taken to address such underperformance. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable fee waivers) as of March 31, 2019 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that, effective August 1, 2019, the Investment Manager has contractually agreed, through May 1, 2021, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.70%. In addition, the Trustees noted that the Investment Manager has contractually agreed, through May 1, 2020, to waive the Fund’s advisory fee by 0.11%, from 0.40% to 0.29%. The Trustees also took into account management’s discussion of the Fund’s expenses, including the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG MANAGERS AMUNDI INTERMEDIATE GOVERNMENT FUND

FUND PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below, above, above and above, respectively, the median performance of the Peer Group and below, below, below and above, respectively, the performance of the Fund Benchmark, the FTSE Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent underperformance relative to the Fund Benchmark. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and in the top quartile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.74%. In addition, the Trustees noted that the Investment Manager has contractually agreed, through May 1, 2020, to waive the Fund’s advisory fee by 0.05%, from 0.48% to 0.43%. The Trustees also took into account management’s discussion of the Fund’s expenses, including the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG CHICAGO EQUITY PARTNERS BALANCED FUND

FUND PERFORMANCE

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, a Composite Index (60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the

Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement and (b) the Investment Manager and each Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	57

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063019 SAR009

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2019

AMG GW&K Enhanced Core Bond ESG Fund

(formerly AMG GW&K Enhanced Core Bond Fund)

Class N: MFDAX    |     Class I: MFDSX    |     Class Z: MFDYX

AMG GW&K Municipal Bond Fund

Class N: GWMTX    |    Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX    |    Class I: GWMEX    |    Class Z: GWMZX

AMG GW&K Small Cap Core Fund

Class N: GWETX    |    Class I: GWEIX    |    Class Z: GWEZX

AMG GW&K Small/Mid Cap Fund

Class N: GWGVX    |    Class I: GWGIX    |    Class Z: GWGZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com |	063019 SAR019

AMG Funds

Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Enhanced Core Bond ESG Fund	5

AMG GW&K Municipal Bond Fund	9

AMG GW&K Municipal Enhanced Yield Fund	14

AMG GW&K Small Cap Core Fund	18

AMG GW&K Small/Mid Cap Fund	22

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	27

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	28

Detail of changes in assets for the past two fiscal periods

Financial Highlights	30

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	44

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG GW&K Enhanced Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.73%	$1,000	$1,075	$3.75
Class I	0.55%	$1,000	$1,075	$2.83
Class Z	0.48%	$1,000	$1,076	$2.47

Based on Hypothetical 5% Annual Return
Class N	0.73%	$1,000	$1,021	$3.66
Class I	0.55%	$1,000	$1,022	$2.76
Class Z	0.48%	$1,000	$1,022	$2.41
AMG GW&K Municipal Bond Fund
Based on Actual Fund Return
Class N	0.71%	$1,000	$1,054	$3.62
Class I	0.39%	$1,000	$1,056	$1.99

Based on Hypothetical 5% Annual Return
Class N	0.71%	$1,000	$1,021	$3.56
Class I	0.39%	$1,000	$1,023	$1.96
AMG GW&K Municipal Enhanced Yield Fund
Based on Actual Fund Return
Class N	0.99%	$1,000	$1,077	$5.10
Class I	0.64%	$1,000	$1,079	$3.30
Class Z	0.59%	$1,000	$1,080	$3.04

Based on Hypothetical 5% Annual Return
Class N	0.99%	$1,000	$1,020	$4.96
Class I	0.64%	$1,000	$1,022	$3.21
Class Z	0.59%	$1,000	$1,022	$2.96

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG GW&K Small Cap Core Fund
Based on Actual Fund Return
Class N	1.30%	$1,000	$1,191	$7.06
Class I	0.95%	$1,000	$1,193	$5.17
Class Z	0.90%	$1,000	$1,193	$4.89

Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Small/Mid Cap Fund
Based on Actual Fund Return
Class N	1.10%	$1,000	$1,209	$6.03
Class I	0.95%	$1,000	$1,210	$5.21
Class Z	0.85%	$1,000	$1,211	$4.66

Based on Hypothetical 5% Annual Return
Class N	1.10%	$1,000	$1,019	$5.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Enhanced Core Bond ESG Fund[2,3,4,5,6,7,8]
Class N	7.45%	8.40%	1.81%	4.96%	5.31%	01/02/97
Class I	7.51%	8.68%	2.01%	—	2.49%	11/30/12
Class Z	7.55%	8.63%	2.07%	5.23%	5.69%	01/02/97

Bloomberg Barclays U.S. Aggregate Bond Index[18]	6.11%	7.87%	2.95%	3.90%	5.14%	01/02/97	†
AMG GW&K Municipal Bond Fund2, [3,9,10,11]
Class N	5.41%	7.34%	2.97%	4.31%	4.31%	06/30/09
Class I	5.62%	7.72%	3.39%	4.78%	4.78%	06/30/09

Bloomberg Barclays 10-Year Municipal Bond Index[19]	5.36%	7.63%	3.81%	4.95%	4.94%	06/30/09	†
AMG GW&K Municipal Enhanced Yield Fund2, [3,5,9,10,11,12,13]
Class N	7.71%	7.62%	5.01%	—	6.77%	07/27/09
Class I	7.87%	8.00%	5.46%	7.32%	4.98%	12/30/05
Class Z	8.01%	8.09%	—	—	6.84%	02/24/17

Bloomberg Barclays U.S. Municipal Bond BAA Index[20]	6.63%	8.30%	5.22%	6.26%	4.18%	12/30/05	†
AMG GW&K Small Cap Core Fund2, [14]
Class N	19.12%	(2.52%)	7.35%	14.00%	8.12%	12/10/96
Class I	19.33%	(2.20%)	7.77%	—	13.78%	07/27/09
Class Z	19.32%	(2.16%)	—	—	7.41%	02/24/17

Russell 2000® Index[21]	16.98%	(3.31%)	7.06%	13.45%	8.14%	12/10/96	†
AMG GW&K Small/Mid Cap Fund2, [14,15,16,17]
Class N	20.92%	5.55%	—	—	8.52%	02/24/17
Class I	21.02%	5.66%	—	—	5.91%	06/30/15
Class Z	21.10%	5.84%	—	—	8.79%	02/24/17

Russell 2500® Index[22]	19.25%	1.77%	7.66%	14.44%	8.10%	06/30/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[6]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[7]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[8]

Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments

3

Fund Performance

Periods ended June 30, 2019 (continued)

are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.
[9]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[10]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[11]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[12]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[13]	The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund.
[14]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[15]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[16]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[17]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[18]

The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[19]

The Bloomberg Barclays 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg Barclays 10-Year Municipal Bond Index is unmanaged, is not available for investment and does not incur expenses.

[20]

The Bloomberg Barclays U.S. Municipal Bond BAA Index is a subset of the Bloomberg Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg Barclays U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg Barclays U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

[21]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[22]

The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Enhanced Core Bond ESG Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	45.1
Corporate Bonds and Notes	42.9
Municipal Bonds	7.7
Short-Term Investments	4.9
Other Assets Less Liabilities	(0.6)

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	47.0
Aaa	1.1
Aa	11.3
A	13.6
Baa	13.8
Ba	13.2

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FNMA, 4.000%, 10/01/43	7.4
FNMA, 4.500%, 04/01/41	5.2
United States Treasury Bonds, 4.500%, 02/15/36	4.5
FHLMC Gold Pool, 5.000%, 10/01/36	3.2
FNMA, 4.000%, 12/01/33	2.8
FNMA, 3.500%, 03/01/46	2.7
FNMA, 3.500%, 11/01/42	2.6
FNMA, 4.500%, 05/01/39	2.6
United States Treasury Bonds, 3.500%, 02/15/39	2.0
Verizon Communications, Inc., 3.875%, 02/08/29	2.0

Top Ten as a Group	35.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Enhanced Core Bond ESG Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal Amount	Value
Corporate Bonds and Notes - 42.9%
Financials - 13.4%
Aircastle, Ltd. 5.000%, 04/01/23	$170,000	$179,978
Ally Financial, Inc. 8.000%, 11/01/31	257,000	340,965
American Tower Corp. 4.400%, 02/15/26	337,000	364,448
Bank of America Corp., MTN 3.875%, 08/01/25	502,000	537,714
Boston Properties, LP 3.400%, 06/21/29	355,000	364,077
CIT Group, Inc. 6.125%, 03/09/28	296,000	337,440
CyrusOne, LP / CyrusOne Finance Corp. 5.000%, 03/15/24	174,000	179,220
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	524,000	537,356
Host Hotels & Resorts, LP Series C 4.750%, 03/01/23	313,000	331,809
Iron Mountain US Holdings, Inc. 5.375%, 06/01/26[1]	171,000	172,496
JPMorgan Chase & Co. 2.950%, 10/01/26	369,000	375,945
MGM Resorts International 7.750%, 03/15/22	308,000	344,190
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	345,000	359,415
Visa, Inc. 4.300%, 12/14/45	324,000	384,325
Total Financials		4,809,378
Industrials - 29.5%
The ADT Security Corp. 6.250%, 10/15/21	167,000	177,438
AT&T, Inc. 4.250%, 03/01/27	333,000	357,200
Automatic Data Processing, Inc. 3.375%, 09/15/25	496,000	525,547
Ball Corp. 4.875%, 03/15/26[2]	172,000	183,180
Briggs & Stratton Corp. 6.875%, 12/15/20	335,000	350,075
CDW LLC / CDW Finance Corp.
5.000%, 09/01/25	20,000	20,888
5.500%, 12/01/24	321,000	344,754
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 07/23/25	331,000	359,631

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	$305,000	$340,456
Clearwater Paper Corp. 4.500%, 02/01/23[2]	217,000	207,235
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	298,000	311,038
Crown Americas LLC / Crown Americas Capital Corp. V 4.250%, 09/30/26[2]	62,000	63,473
CVS Health Corp. 5.125%, 07/20/45	313,000	334,298
Exelon Corp. 4.950%, 06/15/35	250,000	280,160
Fidelity National Information Services, Inc. Series 10Y 4.250%, 05/15/28	333,000	363,388
The George Washington University Series 2018 4.126%, 09/15/48	493,000	554,402
HCA, Inc. 5.000%, 03/15/24	320,000	348,987
Hilton Domestic Operating Co, Inc. 4.250%, 09/01/24	332,000	337,810
Kaiser Foundation Hospitals 3.150%, 05/01/27	337,000	347,761
L Brands, Inc. 5.625%, 02/15/22	116,000	121,668
Lennar Corp.
4.750%, 05/30/25	20,000	21,275
4.750%, 11/15/22	319,000	334,950
McDonald’s Corp., MTN 3.700%, 01/30/26	352,000	374,494
Microsoft Corp. 3.750%, 02/12/45	332,000	361,724
Murphy Oil USA, Inc. 6.000%, 08/15/23	167,000	172,219
Netflix, Inc. 4.375%, 11/15/26	175,000	179,428
Northrop Grumman Corp. 3.200%, 02/01/27	367,000	376,903
NuStar Logistics, LP 6.750%, 02/01/21	162,000	170,100
Owens Corning 4.200%, 12/15/22	327,000	340,536
Parker-Hannifin Corp. 3.250%, 06/14/29	332,000	345,064
PulteGroup, Inc. 5.500%, 03/01/26	155,000	167,981
RELX Capital, Inc. 4.000%, 03/18/29	347,000	367,582

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Enhanced Core Bond ESG Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 29.5% (continued)
T-Mobile USA, Inc., Contingent Value Bond 0.000%, *,3,4	$207,000	$0
Toll Brothers Finance Corp. 4.375%, 04/15/23	154,000	159,968
Verizon Communications, Inc. 3.875%, 02/08/29	677,000	726,795
Waste Management, Inc. 3.450%, 06/15/29	326,000	343,925
WESCO Distribution, Inc. 5.375%, 06/15/24	175,000	180,250
Total Industrials		10,552,583
Total Corporate Bonds and Notes (Cost $14,819,952)		15,361,961
Municipal Bonds - 7.7%
California State General Obligation, School Improvements 7.550%, 04/01/39	435,000	689,501
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	490,000	523,834
JobsOhio Beverage System, Series B 3.985%, 01/01/29	315,000	343,092
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	420,000	536,693
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	235,000	328,605
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	315,000	334,177
Total Municipal Bonds (Cost $2,629,097)		2,755,902
U.S. Government and Agency Obligations - 45.1%
Fannie Mae - 28.2%
FNMA
3.000%, 03/01/47	364,132	368,823
3.500%, 11/01/42 to 03/01/46	1,804,183	1,873,605
4.000%, 12/01/33 to 10/01/43	3,466,708	3,655,735
4.500%, 05/01/39 to 08/01/48	3,638,200	3,899,125
5.000%, 11/01/43	281,677	308,038
Total Fannie Mae		10,105,326
Freddie Mac - 6.9%
FHLMC Gold Pool
3.500%, 02/01/30	434,998	452,801

	Principal Amount	Value
FHLMC Gold Pool
5.000%, 10/01/36	$1,049,503	$1,148,961
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	490,000	521,943
Series K076, Class A2 3.900%, 04/25/28	310,000	345,017
Total Freddie Mac		2,468,722
U.S. Treasury Obligations - 10.0%
United States Treasury Bonds
3.500%, 02/15/39	615,000	730,733
4.500%, 02/15/36	1,217,000	1,605,964
United States Treasury Notes
2.000%, 11/30/22	654,000	659,991
6.250%, 08/15/23	496,000	584,641
Total U.S. Treasury Obligations		3,581,329
Total U.S. Government and Agency Obligations (Cost $15,970,346)		16,155,377
Short-Term Investments - 4.9%
Joint Repurchase Agreements - 1.3%[5]
BNP Paribas S.A., dated 06/28/19, due 07/01/19, 2.480% total to be received $465,723 (collateralized by various U.S. Treasuries, 0.000% - 8.125%, 06/30/19 - 02/15/49, totaling $474,940)	465,627	465,627

	Shares
Other Investment Companies - 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[6]	431,859	431,859
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[6]	431,859	431,859
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[6]	444,945	444,945
Total Other Investment Companies		1,308,663
Total Short-Term Investments (Cost $1,774,290)		1,774,290
Total Investments - 100.6% (Cost $35,193,685)		36,047,530
Other Assets, less Liabilities - (0.6)%		(217,593)
Net Assets - 100.0%		$35,829,937

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Enhanced Core Bond ESG Fund

Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $172,496 or 0.5% of net assets.

[2]	Some of these securities, amounting to $449,349 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[3]	Escrow shares.
[4]	Security’s value was determined by using significant unobservable inputs.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$15,361,961	$0	$15,361,961
Municipal Bonds†	—	2,755,902	—	2,755,902
U.S. Government and Agency Obligations†	—	16,155,377	—	16,155,377
Short-Term Investments
Joint Repurchase Agreements	—	465,627	—	465,627
Other Investment Companies	$1,308,663	—	—	1,308,663

Total Investments in Securities	$1,308,663	$34,738,867	$0	$36,047,530

†

All corporate bonds and notes, mortgage-backed securities, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, mortgage-backed securities, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

At June 30, 2019, the Level 3 corporate bond was received as a result of a corporate action on June 12, 2019. The security’s value was determined by using significant unobservable inputs.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Municipal Bond Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN
% of
Category	Net Assets
Transportation	27.3
Utilities	23.5
General Obligation	20.6
Public Services	7.7
Healthcare	7.5
Utilities	2.5
Industrial Development	2.3
Education	2.2
State and Non-State Appropriated Tobacco	1.0
Short-Term Investments	4.9
Other Assets Less Liabilities	0.5

Rating	% of Market Value[1]
Aaa	29.4
Aa	47.3
A	21.4
Baa	1.9

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS
% of
Security Name	Net Assets
State of Maryland, Series B, General Obligation, 5.000%, 08/01/25	3.1
Wisconsin State Revenue, Department of Transportation, Series 2, Revenue, 5.000%, 07/01/29	2.7
North Carolina State Limited Obligation, Series B, Revenue, 5.000%, 05/01/28	2.0
Iowa Finance Authority, State Revolving Fund Green Bond, Revenue, 5.000%, 08/01/30	2.0
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, Revenue, 5.000%, 11/15/27	1.9
State of Maryland, Department of Transportation, Revenue, 5.000%, 09/01/29	1.6
State of Maryland, Department of Transportation, Revenue, 5.000%, 10/01/28	1.6
New Mexico Finance Authority, Subordinate, Series A, Revenue, 5.000%, 06/15/28	1.5
Texas Transportation Commission Fund, Series A, General Obligation, 5.000%, 04/01/27	1.5
Michigan Finance Authority, Henry Ford Health System, Revenue, 5.000%, 11/15/29	1.4

Top Ten as a Group	19.3

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal
	Amount	Value
Municipal Bonds - 94.6%
Arizona - 1.9%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,030,000	$6,164,014
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,776,600
Total Arizona		17,940,614
California - 5.4%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,165,346
5.000%, 02/01/30	1,630,000	1,946,285
5.000%, 02/01/31	900,000	1,067,319
5.000%, 02/01/32	1,855,000	2,188,232
San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/34	5,000,000	6,186,950
5.000%, 05/01/35	5,800,000	7,143,396
State of California
5.000%, 08/01/29	7,235,000	8,891,236
5.000%, 09/01/29	5,075,000	6,246,716
5.000%, 04/01/32	5,000,000	6,745,750
State of California, Series C 5.000%, 09/01/26	7,715,000	9,364,159
Total California		50,945,389
Colorado - 0.7%
Regional Transportation District County COPS, Series A 5.000%, 06/01/24	6,000,000	6,784,320
Connecticut - 2.9%
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 08/01/24	5,340,000	6,225,746
5.000%, 01/01/30	10,170,000	12,402,518
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,048,900
Total Connecticut		27,677,164
District of Columbia - 4.2%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	5,475,000	6,112,345
District of Columbia, Series A
5.000%, 06/01/30	6,020,000	7,277,398
5.000%, 10/15/30	5,000,000	6,399,900
District of Columbia, Series B 5.000%, 06/01/31	10,065,000	12,622,013

	Principal
	Amount	Value
Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	$5,525,000	$6,938,792
Total District of Columbia		39,350,448
Florida - 4.9%
Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,654,352
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,500,000	6,728,095
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,515,000	5,354,745
Orange County Health Facilities Authority, Series G
5.000%, 10/01/25 [1]	4,000,000	4,793,320
5.000%, 10/01/26 [1]	3,000,000	3,667,680
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,580,389
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	6,193,674
Total Florida		45,972,255
Georgia - 1.3%
Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	6,125,151
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	5,450,000	6,034,567
Total Georgia		12,159,718
Illinois - 7.2%
Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	12,438,339
Chicago O’Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	11,946,400
5.000%, 01/01/38	5,500,000	6,525,860
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,288,990
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,565,000	11,161,685
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,050,000	12,539,285
Total Illinois		67,900,559
Indiana - 1.5%
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,750,000	6,151,060

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value
Indiana - 1.5% (continued)
Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	$6,070,000	$7,515,388
Total Indiana		13,666,448
Iowa - 2.5%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,010,000	18,644,671
State of Iowa, Series A 5.000%, 06/01/25	4,000,000	4,799,280
Total Iowa		23,443,951
Kentucky - 0.7%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,415,000	6,455,005
Maryland - 7.1%
State of Maryland, Department of Transportation
5.000%, 10/01/28	12,065,000	14,857,927
5.000%, 09/01/29	12,100,000	15,091,362
State of Maryland, Series B 5.000%, 08/01/25	24,115,000	29,145,630
State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,728,600
Total Maryland		66,823,519
Massachusetts - 1.8%
Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,277,114
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,050,000	7,349,359
Total Massachusetts		16,626,473
Michigan - 3.5%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,725,573
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,859,722
State of Michigan 5.000%, 03/15/27	10,000,000	12,392,200
Total Michigan		32,977,495
Minnesota - 1.0%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	3,130,000	3,797,066

	Principal
	Amount	Value
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	$5,000,000	$5,934,800
Total Minnesota		9,731,866
Missouri - 0.7%
University of Missouri, Series A 5.000%, 11/01/26	5,495,000	6,456,900
Nebraska - 0.6%
University of Nebraska Facilities Corp. 5.000%, 07/15/25	5,000,000	6,029,900
New Jersey - 0.5%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,049,873
New Mexico - 1.5%
New Mexico Finance Authority, Subordinate, Series A 5.000%, 06/15/28	11,425,000	14,455,710
New York - 11.2%
Long Island Power Authority 5.000%, 09/01/35	5,000,000	6,164,250
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	17,731,462
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,519,993
5.000%, 11/15/27	5,000,000	5,549,800
5.000%, 11/15/28	4,750,000	5,694,442
New York City General Obligation, Series I 5.000%, 08/01/24	5,000,000	5,555,250
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,070,000	6,365,385
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,535,000	11,436,088
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,708,767
5.000%, 12/15/27	5,640,000	6,311,668
5.000%, 03/15/31	7,500,000	9,459,975
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,345,000	5,833,373
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,370,000	9,924,142
Total New York		105,254,595
North Carolina - 2.0%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,255,000	18,962,728

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ohio - 2.9%
Ohio State General Obligation, Series A 5.000%, 09/01/26	$7,090,000	$8,788,906
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,172,450
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A 5.000%, 06/01/25	10,050,000	12,096,180
Total Ohio		27,057,536
Oregon - 2.4%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,920,900
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,973,506
Total Oregon		22,894,406
Pennsylvania - 2.6%
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,500,000	6,897,935
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,870,000	9,488,859
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,552,399
Total Pennsylvania		24,939,193
Texas - 11.8%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,668,986
City of Austin TX Water & Wastewater System Revenue 5.000%, 11/15/26	5,100,000	6,318,186
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,300,000	11,333,817
Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,639,922
Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,375,271
North Texas Municipal Water District Water System Revenue, Refunding And Improvement 5.000%, 09/01/29	7,350,000	8,941,422
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,424,736

	Principal Amount	Value
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	$2,000,000	$2,351,200
5.000%, 01/01/32	4,010,000	4,794,276
North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,938,994
State of Texas, Transportation Commission Mobility Fund 5.000%, 10/01/26	10,510,000	12,200,218
Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,776,010
Texas Water Development Board, State Revolving Fund 5.000%, 08/01/26	5,395,000	6,651,064
Total Texas		111,414,102
Utah - 1.9%
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	4,268,443
5.000%, 07/01/30	6,585,000	8,086,512
Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	6,007,133
Total Utah		18,362,088
Virginia - 1.3%
Virginia Public Building Authority, Series B 5.000%, 08/01/25	10,310,000	12,447,469
Washington - 5.4%
Energy Northwest Electric Revenue, Bonneville Power 5.000%, 07/01/25	10,225,000	12,312,740
Energy Northwest Nuclear Revenue, Project 3, Series A 5.000%, 07/01/25	7,965,000	9,591,294
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,932,956
State of Washington, Series R-2015C 5.000%, 07/01/28	10,195,000	12,021,842
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	8,159,557
Total Washington		51,018,389
West Virginia - 0.5%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,437,638
Wisconsin - 2.7%
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	25,328,114
Total Municipal Bonds (Cost $854,670,855)		892,563,865

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Short-Term Investments - 4.9%
Other Investment Companies - 4.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25% [2]	15,381,694	$15,381,694
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35% [2]	15,381,693	15,381,693
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32% [2]	15,847,805	15,847,805
Total Short-Term Investments (Cost $46,611,192)		46,611,192

[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at June 30, 2019, amounted to $8,461,000, or 0.9% of net assets.
[2]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Total Investments - 99.5% (Cost $901,282,047)		$939,175,057
Other Assets, less Liabilities - 0.5%		4,646,053
Net Assets - 100.0%		$943,821,110

COPS	Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$892,563,865	—	$892,563,865
Short-Term Investments
Other Investment Companies	$46,611,192	—	—	46,611,192

Total Investments in Securities	$46,611,192	$892,563,865	—	$939,175,057

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Municipal Enhanced Yield Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Transportation	29.7
Healthcare	28.5
Utilities	12.5
Public Services	6.9
General Obligation	6.3
State and Non-State Appropriated Tobacco	6.2
Education	3.2
Industrial Development	1.3
Short-Term Investments	5.0
Other Assets Less Liabilities	0.4

Rating	% of Market Value[1]
Aa	9.1
A	44.8
Baa	46.1

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
California Municipal Finance Authority, Senior Lien-LINXS APM Project, Revenue, 5.000%, 12/31/43	3.4
New Jersey Economic Development Authority, Series DDD, Revenue, 5.000%, 06/15/42	3.3
Central Texas Turnpike System, Series C, Revenue, 5.000%, 08/15/42	3.2
Chicago O’Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/48	3.2
New York Transportation Development Corp., Laguardia Airport Terminal B, Revenue, 5.000%, 07/01/46	3.0
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A, Revenue, 5.000%, 12/01/44	2.9
City of Minneapolis MN, Fairview Health Services, Series A, Revenue, 5.000%, 11/15/49	2.8
New Orleans Aviation Board, General Airport North Terminal, Series B, Revenue, 5.000%, 01/01/48	2.7
Central Plains Energy Project Project #3, Series A, Revenue, 5.000%, 09/01/42	2.7
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Revenue, 5.000%, 06/15/52	2.6

Top Ten as a Group	29.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal Amount	Value
Municipal Bonds - 94.6%
California - 8.2%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	$2,500,000	$2,867,375
California Municipal Finance Authority, Senior Lien-LINXS APM Project 5.000%, 12/31/43	7,175,000	8,394,033
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,516,420
5.000%, 05/15/48	4,600,000	5,375,974
Total California		20,153,802
Colorado - 2.4%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	4,005,000	5,905,332
Connecticut - 4.8%
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/38	5,000,000	5,916,050
State of Connecticut, Series E
5.000%, 09/15/35	2,425,000	2,921,858
5.000%, 09/15/37	2,500,000	2,989,525
Total Connecticut		11,827,433
Florida - 7.3%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A 5.000%, 12/01/44	6,420,000	7,181,284
Miami Beach Health Facilities Authority Mt. Sinai Medical Center 5.000%, 11/15/39	5,220,000	5,816,594
Orange County Health Facilities Authority, Orlando Health Inc., Series A 5.000%, 10/01/39	4,280,000	4,952,944
Total Florida		17,950,822
Illinois - 10.9%
Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	6,750,000	7,870,230
Illinois State General Obligation 5.500%, 07/01/38	3,245,000	3,541,723
Illinois State General Obligation, Series D 5.000%, 11/01/26	5,225,000	6,002,741
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A 5.000%, 06/15/42	2,950,000	3,089,771

	Principal Amount	Value
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	$6,090,000	$6,359,970
Total Illinois		26,864,435
Indiana - 2.3%
Indiana Health & Educational Facilities Financing Authority, Ascension Senior Credit Group 5.000%, 11/15/46	5,000,000	5,788,400
Louisiana - 5.0%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation 5.000%, 05/15/47	5,285,000	5,829,144
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	5,830,000	6,624,162
Total Louisiana		12,453,306
Massachusetts - 4.9%
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement & Accelerated 5.000%, 06/01/47	3,260,000	3,849,604
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/41	2,250,000	2,536,312
5.000%, 10/01/48	5,000,000	5,601,850
Total Massachusetts		11,987,766
Michigan - 3.3%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/41	4,070,000	4,707,036
Michigan State Hospital Finance Authority, Ascension Senior Credit Group 5.000%, 11/15/46	3,000,000	3,473,040
Total Michigan		8,180,076
Minnesota - 5.1%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/49	5,910,000	6,930,834
Duluth Economic Development Authority, Essentia Health Obligated Group 5.000%, 02/15/48	5,000,000	5,777,800
Total Minnesota		12,708,634
Nebraska - 2.7%
Central Plains Energy Project Project #3, Series A 5.000%, 09/01/42	5,000,000	6,618,750

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 8.0%
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	$7,365,000	$8,218,235
New Jersey Transportation Trust Fund Authority, Transportation System, Series A 5.000%, 12/15/34	2,500,000	2,906,700
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	2,500,000	2,793,075
5.250%, 06/01/46	3,285,000	3,741,287
Tobacco Settlement Financing Corp. Series B 5.000%, 06/01/46	2,000,000	2,147,080
Total New Jersey		19,806,377
New York - 6.7%
New York State Dormitory Authority, Series A 5.000%, 03/15/45	4,990,000	5,961,004
New York Transportation Development Corp., Delta Air Lines, Inc.—Laguardia 5.000%, 01/01/31	2,645,000	3,165,166
New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	6,820,000	7,489,724
Total New York		16,615,894
Oklahoma - 3.6%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,975,000	3,489,259
5.500%, 08/15/52	4,500,000	5,351,985
Total Oklahoma		8,841,244
Rhode Island - 2.7%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,204,980
5.000%, 06/01/40	3,985,000	4,348,392
Total Rhode Island		6,553,372
Texas - 11.8%
Central Texas Regional Mobility Authority
5.000%, 01/01/40	1,650,000	1,878,707
5.000%, 01/01/46	3,750,000	4,237,350
Central Texas Turnpike System, Series C 5.000%, 08/15/42	7,115,000	7,906,117

[1]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Principal Amount	Value
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A 5.500%, 04/01/53	$4,010,000	$4,500,944
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health 5.000%, 11/15/45	2,000,000	2,288,400
Texas Private Activity Bond Surface Transportation Corp., Senior Lien—Blueridge Transport
5.000%, 12/31/40	3,630,000	4,033,184
5.000%, 12/31/45	3,880,000	4,294,345
Total Texas		29,139,047
Virginia - 2.5%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,818,975
5.000%, 12/31/52	3,060,000	3,445,805
Total Virginia		6,264,780
West Virginia - 2.4%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/43	5,200,000	6,018,792
Total Municipal Bonds (Cost $220,880,129)		233,678,262
	Shares
Short-Term Investments - 5.0%
Other Investment Companies - 5.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25% [1]	4,059,879	4,059,879
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35% [1]	4,059,879	4,059,879
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32% [1]	4,182,905	4,182,905
Total Short-Term Investments (Cost $12,302,663)		12,302,663
Total Investments - 99.6% (Cost $233,182,792)		245,980,925
Other Assets, less Liabilities - 0.4%		1,010,792
Net Assets - 100.0%		$246,991,717

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$233,678,262	—	$233,678,262
Short-Term Investments
Other Investment Companies	$12,302,663	—	—	12,302,663

Total Investments in Securities	$12,302,663	$233,678,262	—	$245,980,925

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small Cap Core Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	18.1
Health Care	16.9
Financials	15.2
Information Technology	14.6
Consumer Discretionary	14.5
Real Estate	4.9
Materials	4.7
Consumer Staples	4.3
Utilities	2.9
Energy	2.1
Short-Term Investments	2.8
Other Assets Less Liabilities	(1.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Grand Canyon Education, Inc.	2.8
ICU Medical, Inc.	2.7
Catalent, Inc.	2.4
HubSpot, Inc.	2.1
RBC Bearings, Inc.	2.1
Performance Food Group Co.	2.0
Lithia Motors, Inc., Class A	2.0
Five Below, Inc.	2.0
Syneos Health, Inc.	1.8
Globus Medical, Inc., Class A	1.8

Top Ten as a Group	21.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 14.5%
Churchill Downs, Inc.[1]	54,355	$6,254,630
Chuy’s Holdings, Inc.*	86,820	1,989,914
Five Below, Inc.*	68,564	8,229,051
Grand Canyon Education, Inc.*	99,921	11,692,756
Helen of Troy, Ltd.*	30,011	3,919,137
Lithia Motors, Inc., Class A1	69,288	8,230,029
Oxford Industries, Inc.[1]	51,356	3,892,785
Skyline Champion Corp.*,1	190,830	5,224,925
Texas Roadhouse, Inc.	126,089	6,767,197
Tupperware Brands Corp.	53,846	1,024,689
Wolverine World Wide, Inc.	127,069	3,499,480
Total Consumer Discretionary		60,724,593
Consumer Staples - 4.3%
Central Garden & Pet Co.*,1	79,702	2,147,969
Central Garden & Pet Co., Class A*	156,837	3,864,464
Performance Food Group Co.*	214,623	8,591,359
WD-40 Co.[1]	21,734	3,456,575
Total Consumer Staples		18,060,367
Energy - 2.1%
Dril-Quip, Inc.*,1	41,890	2,010,720
Forum Energy Technologies, Inc.*	150,652	515,230
Matador Resources Co.*,1	310,224	6,167,253
Total Energy		8,693,203
Financials - 15.2%
Ameris Bancorp	157,363	6,167,056
AMERISAFE, Inc.	89,285	5,693,704
Cathay General Bancorp	151,173	5,428,622
Cohen & Steers, Inc.[1]	99,263	5,106,089
Glacier Bancorp, Inc.	155,789	6,317,244
IBERIABANK Corp.	49,997	3,792,272
Meridian Bancorp, Inc.	154,470	2,763,468
Pacific Premier Bancorp, Inc.	159,095	4,912,854
PRA Group, Inc.*,1	102,224	2,876,583
ProAssurance Corp.	51,966	1,876,492
Stifel Financial Corp.	97,419	5,753,566
Texas Capital Bancshares, Inc.*	76,556	4,698,242
United Bankshares, Inc. [1]	93,073	3,452,078
Webster Financial Corp.	106,724	5,098,206
Total Financials		63,936,476
Health Care - 16.9%
AtriCure, Inc.*	127,213	3,796,036

	Shares	Value
Cambrex Corp.*,1	82,769	$3,874,417
Cantel Medical Corp.[1]	80,584	6,498,294
Catalent, Inc.*,1	187,623	10,171,043
Globus Medical, Inc., Class A*	178,566	7,553,342
ICU Medical, Inc.*	45,450	11,449,309
Insulet Corp.*,1	32,632	3,895,608
LHC Group, Inc.*	52,414	6,267,666
Medidata Solutions, Inc.*	54,125	4,898,854
Syneos Health, Inc.*,1	149,262	7,625,795
Wright Medical Group, N.V. (Netherlands)*	170,941	5,097,461
Total Health Care		71,127,825
Industrials - 18.1%
AAR Corp.	120,373	4,428,523
Alamo Group, Inc.	49,224	4,918,954
Allegiant Travel Co.[1]	36,289	5,207,472
Heartland Express, Inc.	210,483	3,803,428
Helios Technologies, Inc.	82,972	3,850,731
ICF International, Inc.	74,009	5,387,855
John Bean Technologies Corp.[1]	38,455	4,658,054
Mobile Mini, Inc.	110,807	3,371,857
Patrick Industries, Inc.*,1	93,749	4,611,513
Primoris Services Corp.	216,968	4,541,140
RBC Bearings, Inc.*	51,581	8,604,227
Ritchie Bros. Auctioneers, Inc. (Canada)	187,427	6,226,325
SiteOne Landscape Supply, Inc.*,1	84,705	5,870,056
Universal Forest Products, Inc.	136,623	5,199,871
US Ecology, Inc.	87,211	5,192,543
Total Industrials		75,872,549
Information Technology - 14.6%
Entegris, Inc.[1]	148,049	5,525,189
ExlService Holdings, Inc.*	68,437	4,525,739
Globant SA (Argentina)*	15,388	1,554,957
HubSpot, Inc.*	52,232	8,906,601
MACOM Technology Solutions Holdings, Inc.*,1	139,733	2,114,160
Novanta, Inc.*	36,451	3,437,329
Paylocity Holding Corp.*	75,571	7,090,071
Power Integrations, Inc.	40,041	3,210,487
Proofpoint, Inc.*	43,515	5,232,679
Rogers Corp.*,1	33,506	5,782,466
Silicon Laboratories, Inc.*	72,689	7,516,043
Virtusa Corp.*	139,726	6,208,026
Total Information Technology		61,103,747

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.7%
Balchem Corp.	51,145	$5,112,966
Compass Minerals International, Inc.[1]	41,860	2,300,207
PolyOne Corp.	192,891	6,054,848
Silgan Holdings, Inc.	206,735	6,326,091
Total Materials		19,794,112
Real Estate - 4.9%
National Health Investors, Inc., REIT	62,516	4,878,123
Pebblebrook Hotel Trust, REIT	131,138	3,695,469
QTS Realty Trust, Inc., Class A, REIT	130,793	6,040,021
STAG Industrial, Inc., REIT	195,863	5,922,897
Total Real Estate		20,536,510
Utilities - 2.9%
IDACORP, Inc.	53,149	5,337,754
NorthWestern Corp.	96,492	6,961,898
Total Utilities		12,299,652
Total Common Stocks (Cost $353,059,736)		412,149,034

	Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 1.0%[2]
Bank of Montreal, dated 06/28/19, due 07/01/19, 2.500% total to be received $1,000,208 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 08/15/19 - 05/20/68, totaling $1,020,000)	$1,000,000	1,000,000
Barclays Capital, Inc., dated 06/28/19, due 07/01/19, 2.450% total to be received $104,253 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 2.750%, 05/15/24 - 08/15/47, totaling $106,317)	104,232	104,232

*	Non-income producing security.
[1]

Some of these securities, amounting to $89,671,691 or 21.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $1,000,211 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $1,000,208 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 06/28/19, due 07/01/19, 2.520% total to be received $1,000,210 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/11/19 - 05/20/69, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		4,104,232

	Shares
Other Investment Companies - 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[3]	2,572,915	2,572,915
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[3]	2,572,915	2,572,915
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[3]	2,650,882	2,650,882
Total Other Investment Companies		7,796,712
Total Short-Term Investments (Cost $11,900,945)		11,900,944
Total Investments - 101.0% (Cost $364,960,681)		424,049,978
Other Assets, less Liabilities - (1.0)%		(4,293,264)
Net Assets - 100.0%		$419,756,714

[3]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$412,149,034	—	—	$412,149,034
Short-Term Investments
Joint Repurchase Agreements	—	$4,104,232	—	4,104,232
Other Investment Companies	7,796,712	—	—	7,796,712

Total Investments in Securities	$419,945,746	$4,104,232	—	$424,049,978

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small/Mid Cap Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Sector	%of Net Assets
Information Technology	19.1
Industrials	16.5
Consumer Discretionary	15.1
Health Care	14.0
Financials	12.4
Real Estate	8.7
Materials	7.0
Energy	2.4
Utilities	2.4
Consumer Staples	1.0
Short-Term Investments	2.2
Other Assets Less Liabilities	(0.8)

TOP TEN HOLDINGS

Security Name	%of Net Assets
MarketAxess Holdings, Inc.	2.7
Zebra Technologies Corp., Class A	2.5
Gartner, Inc.	2.3
Booz Allen Hamilton Holding Corp.	2.3
RPM International, Inc.	2.2
Exponent, Inc.	2.2
West Pharmaceutical Services, Inc.	2.2
STERIS PLC	2.0
RBC Bearings, Inc.	2.0
Gardner Denver Holdings, Inc.	1.8

Top Ten as a Group	22.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 15.1%
BJ’s Restaurants, Inc.	35,175	$1,545,590
Burlington Stores, Inc.*	11,813	2,009,982
Carter’s, Inc.[1]	18,880	1,841,555
Cavco Industries, Inc.*	13,236	2,085,199
Dorman Products, Inc.*,1	27,730	2,416,392
Five Below, Inc.*	23,044	2,765,741
Grand Canyon Education, Inc.*	15,229	1,782,098
Lithia Motors, Inc., Class A	14,648	1,739,889
The Michaels Cos., Inc.*,1	58,236	506,653
Polaris Industries, Inc.	20,847	1,901,872
Pool Corp.	9,535	1,821,185
Texas Roadhouse, Inc.	32,256	1,731,180
Vail Resorts, Inc.	9,305	2,076,690
Total Consumer Discretionary		24,224,026
Consumer Staples - 1.0%
BJ’s Wholesale Club Holdings, Inc.*	58,895	1,554,828
Energy - 2.4%
Callon Petroleum Co.*,1	140,825	928,037
Dril-Quip, Inc.*,1	11,641	558,768
Matador Resources Co.*,1	58,316	1,159,322
Parsley Energy, Inc., Class A*	66,700	1,267,967
Total Energy		3,914,094
Financials - 12.4%
Artisan Partners Asset Management, Inc., Class A	25,836	711,007
Atlantic Union Bankshares Corp.[1]	44,629	1,576,743
Chemical Financial Corp.[1]	34,384	1,413,526
Glacier Bancorp, Inc.	37,244	1,510,244
James River Group Holdings, Ltd. (Bermuda)	39,012	1,829,663
MarketAxess Holdings, Inc.	13,529	4,348,491
Pinnacle Financial Partners, Inc.	38,214	2,196,541
Signature Bank	18,307	2,212,218
Webster Financial Corp.	35,653	1,703,144
Western Alliance Bancorp*	50,677	2,266,275
Total Financials		19,767,852
Health Care - 14.0%
Acadia Healthcare Co., Inc.*,1	45,493	1,589,980
Bio-Rad Laboratories, Inc., Class A*	7,218	2,256,275
Catalent, Inc.*	51,365	2,784,497
ICU Medical, Inc.*	10,770	2,713,071
Insulet Corp.*,1	9,050	1,080,389
Jazz Pharmaceuticals PLC (Ireland)*	10,848	1,546,491

	Shares	Value
Neurocrine Biosciences, Inc.*	18,875	$1,593,616
Premier, Inc., Class A*	54,487	2,130,986
STERIS PLC	21,672	3,226,527
West Pharmaceutical Services, Inc.	27,406	3,429,861
Total Health Care		22,351,693
Industrials - 16.5%
Exponent, Inc.	59,848	3,503,502
Gardner Denver Holdings, Inc.*	83,164	2,877,474
Graco, Inc.	36,191	1,816,064
Hexcel Corp.	30,095	2,434,084
Lincoln Electric Holdings, Inc.	18,296	1,506,127
The Middleby Corp.*,1	11,194	1,519,026
Nordson Corp.	14,308	2,021,863
RBC Bearings, Inc.*	19,190	3,201,084
Ritchie Bros. Auctioneers, Inc. (Canada)	52,414	1,741,193
Schneider National, Inc., Class B	62,107	1,132,832
The Toro Co.	42,243	2,826,057
Wabtec Corp.[1]	25,882	1,857,292
Total Industrials		26,436,598
Information Technology - 19.1%
ANSYS, Inc.*	11,559	2,367,514
Booz Allen Hamilton Holding Corp.	55,516	3,675,714
Cognex Corp.	52,344	2,511,465
Entegris, Inc.	29,700	1,108,404
Envestnet, Inc.*	22,545	1,541,402
EPAM Systems, Inc.*	9,038	1,564,478
Gartner, Inc.*	22,886	3,683,273
Power Integrations, Inc.	17,941	1,438,509
Rapid7, Inc.*	40,870	2,363,921
Silicon Laboratories, Inc.*	17,966	1,857,684
SS&C Technologies Holdings, Inc.	49,532	2,853,539
Tyler Technologies, Inc.*	7,571	1,635,487
Zebra Technologies Corp., Class A*	19,218	4,025,979
Total Information Technology		30,627,369
Materials - 7.0%
AptarGroup, Inc.	12,421	1,544,427
Berry Global Group, Inc.*	35,513	1,867,629
Eagle Materials, Inc.	18,958	1,757,406
Quaker Chemical Corp.[1]	12,351	2,505,771
RPM International, Inc.	57,417	3,508,753
Total Materials		11,183,986
Real Estate - 8.7%
American Campus Communities, Inc., REIT	58,091	2,681,481

The accompanying notes are an integral part of these financial statements.

23

AMG GW&K Small/Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 8.7% (continued)
CoreSite Realty Corp., REIT	15,176	$1,747,820
Easterly Government Properties, Inc., REIT	96,135	1,741,005
Mid-America Apartment Communities, Inc., REIT	14,049	1,654,410
Physicians Realty Trust, REIT	98,995	1,726,473
Summit Hotel Properties, Inc., REIT [1]	146,298	1,678,038
Sun Communities, Inc., REIT	21,427	2,746,727
Total Real Estate		13,975,954
Utilities - 2.4%
OGE Energy Corp.	42,672	1,816,120
Portland General Electric Co.	36,505	1,977,476
Total Utilities		3,793,596
Total Common Stocks (Cost $145,319,291)		157,829,996

	Principal Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.1%[2]
RBC Dominion Securities, Inc., dated 06/28/19, due 07/01/19, 2.510% total to be received $112,198 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/18/19 - 09/09/49, totaling $114,418)	$112,175	112,175

*	Non-income producing security.
[1]

Some of these securities, amounting to $17,956,393 or 11.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

	Shares	Value
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[3]	1,106,783	$1,106,783
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[3]	1,106,783	1,106,783
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[3]	1,140,322	1,140,322
Total Other Investment Companies		3,353,888
Total Short-Term Investments (Cost $3,466,063)		3,466,063
Total Investments - 100.8% (Cost $148,785,354)		161,296,059
Other Assets, less Liabilities - (0.8)%		(1,242,579)
Net Assets - 100.0%		$160,053,480

[3]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$157,829,996	—	—	$157,829,996
Short-Term Investments
Joint Repurchase Agreements	—	$112,175	—	112,175
Other Investment Companies	3,353,888	—	—	3,353,888

Total Investments in Securities	$161,183,884	$112,175	—	$161,296,059

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

24

Statement of Assets and Liabilities (unaudited)

June 30, 2019

	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Assets:
Investments at value[1] (including securities on loan valued at $449,349, $0, $0, $89,671,691, and $17,956,393, respectively)	$36,047,530	$939,175,057	$245,980,925	$424,049,978	$161,296,059
Receivable for investments sold	371,997	—	—	1,163,066	—
Receivable for delayed delivery investments sold	—	—	3,737,930	—	—
Dividend, interest and other receivables	288,962	11,496,517	2,895,282	400,092	95,297
Receivable for Fund shares sold	6,245	1,722,703	328,927	173,872	110,782
Receivable from affiliate	12,742	53,267	17,452	5,467	5,854
Prepaid expenses and other assets	28,171	54,930	21,651	25,526	27,495
Total assets	36,755,647	952,502,474	252,982,167	425,818,001	161,535,487
Liabilities:
Payable upon return of securities loaned	465,627	—	—	4,104,232	112,175
Payable for investments purchased	389,881	12,563	—	981,254	1,134,723
Payable for delayed delivery investments purchased	—	8,033,600	3,702,755	—	—
Payable for Fund shares repurchased	13,866	160,444	2,101,103	587,159	86,911
Accrued expenses:
Investment advisory and management fees	8,917	166,267	91,408	236,013	83,407
Administrative fees	4,458	119,307	30,469	50,574	19,248
Distribution fees	3,193	3,939	1,585	2,017	21
Shareholder service fees	376	40,793	10,786	13,697	7,058
Other	39,392	144,451	52,344	86,341	38,464
Total liabilities	925,710	8,681,364	5,990,450	6,061,287	1,482,007
Net Assets	$35,829,937	$943,821,110	$246,991,717	$419,756,714	$160,053,480
[1] Investments at cost	$35,193,685	$901,282,047	$233,182,792	$364,960,681	$148,785,354

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (continued)

	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Net Assets Represent:
Paid-in capital	$39,570,670	$906,273,206	$232,932,010	$332,903,193	$149,321,875
Total distributable earnings (loss)	(3,740,733)	37,547,904	14,059,707	86,853,521	10,731,605
Net Assets	$35,829,937	$943,821,110	$246,991,717	$419,756,714	$160,053,480
Class N:
Net Assets	$15,718,172	$19,508,167	$5,867,745	$9,684,965	$107,215
Shares outstanding	1,571,531	1,625,551	569,332	386,635	8,874
Net asset value, offering and redemption price per share	$10.00	$12.00	$10.31	$25.05	$12.08
Class I:
Net Assets	$6,938,979	$924,312,943	$241,007,197	$311,064,063	$88,333,881
Shares outstanding	691,296	76,602,208	23,997,213	12,199,200	7,304,100
Net asset value, offering and redemption price per share	$10.04	$12.07	$10.04	$25.50	$12.09
Class Z:
Net Assets	$13,172,786	—	$116,775	$99,007,686	$71,612,384
Shares outstanding	1,312,902	—	11,630	3,881,852	5,915,305
Net asset value, offering and redemption price per share	$10.03	—	$10.04	$25.51	$12.11

The accompanying notes are an integral part of these financial statements.

26

Statement of Operations (unaudited)

For the six months ended June 30, 2019

	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund	AMG GW&K Small Cap Core Fund	AMG GW&K Small/Mid Cap Fund
Investment Income:
Dividend income	$7,828	$230,608	$105,194	$2,100,030	$933,958
Interest income	604,838	11,276,447	4,119,712	—	1,440
Securities lending income	923	—	—	39,766	9,285
Foreign withholding tax	—	—	—	(10,728)	(2,842)
Total investment income	613,589	11,507,055	4,224,906	2,129,068	941,841
Expenses:
Investment advisory and management fees	54,405	1,015,778	508,297	1,462,386	482,994
Administrative fees	27,202	729,291	169,432	313,369	111,460
Distribution fees—Class N	16,944	23,022	8,974	13,808	125
Distribution fees—Class C	8,775	—	—	—	—
Shareholder servicing fees—Class N	—	10,590	5,384	8,285	—
Shareholder servicing fees—Class I	2,290	238,493	54,655	78,151	39,458
Registration fees	31,462	38,740	27,307	30,104	21,355
Professional fees	25,093	47,606	25,052	27,431	19,447
Custodian fees	11,966	47,745	16,833	24,447	14,533
Reports to shareholders	4,232	20,026	4,648	16,576	2,814
Transfer agent fees	2,620	14,416	3,187	10,584	1,920
Trustee fees and expenses	1,595	42,385	9,316	19,631	6,017
Miscellaneous	1,905	12,869	3,538	9,341	2,489
Total expenses before offsets	188,489	2,240,961	836,623	2,014,113	702,612
Expense reimbursements	(73,432)	(315,797)	(101,177)	(31,422)	(31,422)
Expense reductions	—	—	—	(20,193)	(8,856)
Net expenses	115,057	1,925,164	735,446	1,962,498	662,334
Net investment income	498,532	9,581,891	3,489,460	166,570	279,507
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	83,683	5,441,300	1,581,432	19,641,451 [1]	(1,598,566)
Net change in unrealized appreciation/depreciation on investments	2,041,393	38,902,817	12,373,825	54,762,258	28,276,259
Net realized and unrealized gain	2,125,076	44,344,117	13,955,257	74,403,709	26,677,693
Net increase in net assets resulting from operations	$2,623,608	$53,926,008	$17,444,717	$74,570,279	$26,957,200

[1]	Includes realized gains of $12,622,827 relating to redemptions in-kind. See note 1(g) of the Notes to Financial Statement.

The accompanying notes are an integral part of these financial statements.

27

Statements of Changes in Net Assets

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K Municipal Bond Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$498,532	$1,054,750	$9,581,891	$19,317,449
Net realized gain (loss) on investments	83,683	(360,583)	5,441,300	(5,814,705)
Net change in unrealized appreciation/depreciation on investments	2,041,393	(1,421,270)	38,902,817	(7,335,635)
Net increase (decrease) in net assets resulting from operations	2,623,608	(727,103)	53,926,008	6,167,109
Distributions to Shareholders:
Class N	(180,717)	(351,771)	(155,970)	(340,725)
Class I	(95,033)	(153,460)	(9,397,615)	(19,323,073)
Class C1	(16,702)	(53,217)	—	—
Class Z	(202,452)	(489,194)	—	—
Total distributions to shareholders	(494,904)	(1,047,642)	(9,553,585)	(19,663,798)
Capital Share Transactions:[2]
Net decrease from capital share transactions	(2,673,932)	(10,573,766)	(58,549,172)	(103,417,159)
Total decrease in net assets	(545,228)	(12,348,511)	(14,176,749)	(116,913,848)
Net Assets:
Beginning of period	36,375,165	48,723,676	957,997,859	1,074,911,707
End of period	$35,829,937	$36,375,165	$943,821,110	$957,997,859

[1]	Effective May 31, 2019, Class C shares were converted into Class N shares.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG GW&K Municipal Enhanced Yield Fund		AMG GW&K Small Cap Core Fund		AMG GW&K Small/Mid Cap Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$3,489,460	$6,853,206	$166,570	$1,105,255	$279,507	$152,361
Net realized gain (loss) on investments	1,581,432	193,354	19,641,451	50,596,134	(1,598,566)	2,299,546
Net change in unrealized appreciation/depreciation on investments	12,373,825	(7,532,447)	54,762,258	(129,767,766)	28,276,259	(17,555,863)
Net increase (decrease) in net assets resulting from operations	17,444,717	(485,887)	74,570,279	(78,066,377)	26,957,200	(15,103,956)
Distributions to Shareholders:
Class N	(97,858)	(70,830)	—	(1,606,615)	—	(2,061)
Class I	(3,382,661)	(6,778,865)	—	(42,856,809)	—	(1,246,181)
Class Z	(1,738)	(3,511)	—	(10,281,471)	—	(1,634,280)
From paid-in capital:
Class N	—	(53,402)	—	—	—	—
Class I	—	(5,110,821)	—	—	—	—
Class Z	—	(2,647)	—	—	—	—
Total distributions to shareholders	(3,482,257)	(12,020,076)	—	(54,744,895)	—	(2,882,522)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	21,770,893	(11,809,532)	(63,729,055)	5,381,820	13,257,083	106,569,502
Total increase (decrease) in net assets	35,733,353	(24,315,495)	10,841,224	(127,429,452)	40,214,283	88,583,024
Net Assets:
Beginning of period	211,258,364	235,573,859	408,915,490	536,344,942	119,839,197	31,256,173
End of period	$246,991,717	$211,258,364	$419,756,714	$408,915,490	$160,053,480	$119,839,197

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

AMG GW&K Enhanced Core Bond ESG Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019[1] (unaudited)	For the fiscal years ended December 31,
Class N		2018	2017	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$9.43	$9.81	$9.67	$9.58	$10.22	$9.96
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.23	0.21	0.22	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.57	(0.38)	0.15	0.09	(0.64)	0.26
Total income (loss) from investment operations	0.70	(0.15)	0.36	0.31	(0.35)	0.55
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.23)	(0.22)	(0.22)	(0.29)	(0.29)
Net Asset Value, End of Period	$10.00	$9.43	$9.81	$9.67	$9.58	$10.22
Total Return[4]	7.45%[5,6]	(1.48)%[6]	3.76%[6]	3.26%	(3.51)%	5.58%[6]
Ratio of net expenses to average net assets	0.73%[7]	0.73%	0.75%	0.84%	0.84%	0.84%
Ratio of gross expenses to average net assets[8]	1.13%[7]	0.99%	1.04%	1.05%	1.07%	1.09%
Ratio of net investment income to average net assets[4]	2.80%[7]	2.45%	2.19%	2.27%	2.87%	2.82%
Portfolio turnover	30%[5]	26%	39%	88%	57%	22%
Net assets end of period (000’s) omitted	$15,718	$12,884	$16,027	$16,115	$20,203	$27,444

30

AMG GW&K Enhanced Core Bond ESG Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[9]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$9.47	$9.85	$9.70	$9.62	$10.26	$9.99
Income (loss) from Investment Operations:
Net investment income[3,4]	0.14	0.25	0.23	0.24	0.30	0.31
Net realized and unrealized gain (loss) on investments	0.57	(0.38)	0.16	0.08	(0.63)	0.27
Total income (loss) from investment operations	0.71	(0.13)	0.39	0.32	(0.33)	0.58
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.25)	(0.24)	(0.24)	(0.31)	(0.31)
Net Asset Value, End of Period	$10.04	$9.47	$9.85	$9.70	$9.62	$10.26
Total Return[4,6]	7.51%[5,6]	(1.27)%	4.03%	3.31%	(3.30)%	5.84%
Ratio of net expenses to average net assets	0.55%[7]	0.54%	0.61%	0.69%	0.67%	0.65%
Ratio of gross expenses to average net assets[8]	0.95%[7]	0.80%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets[4]	2.98%[7]	2.64%	2.32%	2.39%	2.96%	3.00%
Portfolio turnover	30%[5]	26%	39%	88%	57%	22%
Net assets end of period (000’s) omitted	$6,939	$5,967	$6,864	$37,952	$7,463	$2,480

31

AMG GW&K Enhanced Core Bond ESG Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended December 31,
	June 30, 2019
Class Z	(unaudited)	2018	2017[9]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$9.46	$9.84	$9.70	$9.61	$10.25	$9.99
Income (loss) from Investment Operations:
Net investment income[3,4]	0.15	0.26	0.24	0.25	0.31	0.31
Net realized and unrealized gain (loss) on investments	0.56	(0.38)	0.15	0.09	(0.63)	0.27
Total income (loss) from investment operations	0.71	(0.12)	0.39	0.34	(0.32)	0.58
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.26)	(0.25)	(0.25)	(0.32)	(0.32)
Net Asset Value, End of Period	$10.03	$9.46	$9.84	$9.70	$9.61	$10.25
Total Return[4]	7.55%[5,6]	(1.23)%[6]	4.01%[6]	3.52%	(3.15)%[6]	5.85%[6]
Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.50%	0.59%	0.59%	0.59%
Ratio of gross expenses to average net assets[8]	0.88%[7]	0.74%	0.79%	0.80%	0.82%	0.84%
Ratio of net investment income to average net assets[4]	3.05%[7]	2.70%	2.43%	2.51%	3.10%	3.05%
Portfolio turnover	30%[5]	26%	39%	88%	57%	22%
Net assets end of period (000’s) omitted	$13,173	$15,254	$21,271	$51,357	$47,402	$41,968

[1]	Effective May 31, 2019, Class C converted into Class N shares.
[2]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective February 27, 2017, Class I shares were renamed Class Z and Class S shares were renamed Class I.

32

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$11.48	$11.60	$11.25	$11.70	$11.61	$11.02
Income (loss) from Investment Operations:
Net investment income[2,3]	0.10	0.17	0.15	0.13	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.52	(0.11)	0.36	(0.25)	0.24	0.63
Total income (loss) from investment operations	0.62	0.06	0.51	(0.12)	0.39	0.81
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.18)	(0.15)	(0.12)	(0.15)	(0.18)
Net realized gain on investments	—	(0.00)[4]	(0.01)	(0.21)	(0.15)	(0.04)
Total distributions to shareholders	(0.10)	(0.18)	(0.16)	(0.33)	(0.30)	(0.22)
Net Asset Value, End of Period	$12.00	$11.48	$11.60	$11.25	$11.70	$11.61
Total Return[3,5]	5.41%[6]	0.54%	4.58%	(1.05)%	3.36%	7.39%
Ratio of net expenses to average net assets	0.71%[7]	0.71%	0.71%	0.71%	0.82%	0.80%
Ratio of gross expenses to average net assets[8]	0.77%[7]	0.77%	0.78%	0.95%	1.13%	1.12%
Ratio of net investment income to average net assets[3]	1.66%[7]	1.53%	1.31%	1.08%	1.28%	1.55%
Portfolio turnover	7%[6]	35%	27%	66%	78%	31%
Net assets end of period (000’s) omitted	$19,508	$17,445	$29,513	$31,406	$27,362	$23,572

33

AMG GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[9]	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$11.54	$11.66	$11.31	$11.77	$11.67	$11.08
Income (loss) from Investment Operations:
Net investment income[2,3]	0.12	0.21	0.19	0.17	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.53	(0.12)	0.36	(0.25)	0.24	0.63
Total income (loss) from investment operations	0.65	0.09	0.55	(0.08)	0.45	0.86
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.21)	(0.19)	(0.17)	(0.20)	(0.23)
Net realized gain on investments	—	(0.00)[4]	(0.01)	(0.21)	(0.15)	(0.04)
Total distributions to shareholders	(0.12)	(0.21)	(0.20)	(0.38)	(0.35)	(0.27)
Net Asset Value, End of Period	$12.07	$11.54	$11.66	$11.31	$11.77	$11.67
Total Return[3,5]	5.62%[6]	0.87%	4.90%	(0.70)%	3.94%	7.80%
Ratio of net expenses to average net assets	0.39%[7]	0.39%	0.37%	0.34%	0.34%	0.34%
Ratio of gross expenses to average net assets[8]	0.45%[7]	0.45%	0.45%	0.58%	0.65%	0.66%
Ratio of net investment income to average net assets[3]	1.98%[7]	1.85%	1.64%	1.45%	1.76%	2.00%
Portfolio turnover	7%[6]	35%	27%	66%	78%	31%
Net assets end of period (000’s) omitted	$924,313	$940,553	$1,045,399	$728,365	$655,760	$393,581

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

34

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$9.69	$10.02	$9.40	$10.08	$10.16	$8.98
Income (loss) from Investment Operations:
Net investment income[2,3]	0.14	0.27	0.26	0.25	0.30	0.34
Net realized and unrealized gain (loss) on investments	0.61	(0.33)	0.62	(0.23)	0.05	1.18
Total income (loss) from investment operations	0.75	(0.06)	0.88	0.02	0.35	1.52
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.15)	(0.26)	(0.25)	(0.30)	(0.34)
Net realized gain on investments	—	—	—	(0.45)	(0.13)	—
Paid in capital	—	(0.12)	—	—	—	—
Total distributions to shareholders	(0.13)	(0.27)	(0.26)	(0.70)	(0.43)	(0.34)
Net Asset Value, End of Period	$10.31	$9.69	$10.02	$9.40	$10.08	$10.16
Total Return[3,4]	7.71%[5]	(0.55)%	9.51%	0.10%	3.57%	17.14%
Ratio of net expenses to average net assets	0.99%[6]	0.99%	1.01%	1.14%	1.07%	1.00%
Ratio of gross expenses to average net assets[7]	1.08%[6]	1.08%	1.11%	1.30%	1.25%	1.19%
Ratio of net investment income to average net assets[3]	2.75%[6]	2.79%	2.67%	2.38%	2.98%	3.46%
Portfolio turnover	21%[5]	89%	67%	172%	120%	83%
Net assets end of period (000’s) omitted	$5,868	$7,283	$8,828	$4,184	$5,500	$8,507

35

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[8]	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$9.45	$10.01	$9.40	$10.07	$10.14	$8.97
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.31	0.30	0.30	0.34	0.37
Net realized and unrealized gain (loss) on investments	0.59	(0.32)	0.61	(0.22)	0.07	1.17
Total income (loss) from investment operations	0.74	(0.01)	0.91	0.08	0.41	1.54
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.31)	(0.30)	(0.30)	(0.35)	(0.37)
Net realized gain on investments	—	—	—	(0.45)	(0.13)	—
Paid in capital	—	(0.24)	—	—	—	—
Total distributions to shareholders	(0.15)	(0.55)	(0.30)	(0.75)	(0.48)	(0.37)
Net Asset Value, End of Period	$10.04	$9.45	$10.01	$9.40	$10.07	$10.14
Total Return[3,4]	7.87%[5]	(0.07)%	9.79%	0.70%	4.15%	17.45%
Ratio of net expenses to average net assets	0.64%[6]	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of gross expenses to average net assets[7]	0.73%[6]	0.73%	0.74%	0.80%	0.82%	0.83%
Ratio of net investment income to average net assets[3]	3.10%[6]	3.14%	3.05%	2.89%	3.42%	3.83%
Portfolio turnover	21%[5]	89%	67%	172%	120%	83%
Net assets end of period (000’s) omitted	$241,007	$203,867	$226,638	$195,193	$212,057	$226,284

36

AMG GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[9]
Net Asset Value, Beginning of Period	$9.44	$10.01	$9.49
Income (loss) from Investment Operations:
Net investment income[2,3]	0.15	0.31	0.25
Net realized and unrealized gain (loss) on investments	0.60	(0.32)	0.52
Total income (loss) from investment operations	0.75	(0.01)	0.77
Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.32)	(0.25)
Paid in capital	—	(0.24)	—
Total distributions to shareholders	(0.15)	(0.56)	(0.25)
Net Asset Value, End of Period	$10.04	$9.44	$10.01
Total Return[3,4]	8.01%[5]	(0.09)%	8.23%[5]
Ratio of net expenses to average net assets	0.59%[6]	0.59%	0.59%[6]
Ratio of gross expenses to average net assets[7]	0.68%[6]	0.68%	0.69%[6]
Ratio of net investment income to average net assets[3]	3.15%[6]	3.19%	3.07%[6]
Portfolio turnover	21%[5]	89%	67%
Net assets end of period (000’s) omitted	$117	$108	$108

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[9]	Commencement of operations was February 27, 2017.

37

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$21.03	$28.04	$24.57	$21.80	$23.39	$24.34
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	(0.03)	(0.04)	(0.06)[4]	0.00 [5,6]	(0.06)[7]	(0.07)[8]
Net realized and unrealized gain (loss) on investments	4.05	(3.95)	5.06	3.81	(0.64)	0.46
Total income (loss) from investment operations	4.02	(3.99)	5.00	3.81	(0.70)	0.39
Less Distributions to Shareholders from:
Net realized gain on investments	—	(3.02)	(1.53)	(1.04)	(0.89)	(1.34)
Net Asset Value, End of Period	$25.05	$21.03	$28.04	$24.57	$21.80	$23.39
Total Return[3,9]	19.12%[10]	(14.08)%	20.32%	17.44%	(3.02)%	1.53%
Ratio of net expenses to average net assets[11]	1.30%[12]	1.28%	1.32%	1.33%	1.35%	1.42%
Ratio of gross expenses to average net assets[13]	1.32%[12]	1.28%	1.33%	1.42%	1.46%	1.53%
Ratio of net investment income (loss) to average net assets[3]	(0.28)%[12]	(0.13)%	(0.21)%	0.01%	(0.24)%	(0.28)%
Portfolio turnover	8%[10]	25%	23%	19%	16%	26%
Net assets end of period (000’s) omitted	$9,685	$12,655	$24,989	$35,760	$35,691	$37,995

38

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017[14]	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$21.37	$28.42	$24.84	$22.04	$23.61	$24.49
Income (loss) from Investment Operations:
Net investment income[2,3]	0.01	0.06	0.07 [4]	0.10 [5]	0.04 [7]	0.07 [8]
Net realized and unrealized gain (loss) on investments	4.12	(4.03)	5.10	3.86	(0.65)	0.44
Total income (loss) from investment operations	4.13	(3.97)	5.17	3.96	(0.61)	0.51
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.06)	(0.10)	(0.05)	(0.04)
Net realized gain on investments	—	(3.02)	(1.53)	(1.06)	(0.91)	(1.35)
Total distributions to shareholders	—	(3.08)	(1.59)	(1.16)	(0.96)	(1.39)
Net Asset Value, End of Period	$25.50	$21.37	$28.42	$24.84	$22.04	$23.61
Total Return[3,9]	19.33%[10]	(13.83)%	20.79%	17.90%	(2.63)%	2.04%
Ratio of net expenses to average net assets[11]	0.95%[12]	0.95%	0.95%	0.94%	0.95%	0.95%
Ratio of gross expenses to average net assets[13]	0.97%[12]	0.95%	0.96%	1.03%	1.06%	1.07%
Ratio of net investment income to average net assets[3]	0.07%[12]	0.20%	0.24%	0.43%	0.17%	0.30%
Portfolio turnover	8%[10]	25%	23%	19%	16%	26%
Net assets end of period (000’s) omitted	$311,064	$311,252	$403,309	$367,972	$302,381	$291,301

39

AMG GW&K Small Cap Core Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[15]
Net Asset Value, Beginning of Period	$21.37	$28.42	$26.13
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.07	0.14 [4]
Net realized and unrealized gain (loss) on investments	4.12	(4.03)	3.75
Total income (loss) from investment operations	4.14	(3.96)	3.89
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.07)
Net realized gain on investments	—	(3.02)	(1.53)
Total distributions to shareholders	—	(3.09)	(1.60)
Net Asset Value, End of Period	$25.51	$21.37	$28.42
Total Return[3,9]	19.32%[10]	(13.73)%	14.87%[10]
Ratio of net expenses to average net assets[11]	0.90%[12]	0.90%	0.90%[12]
Ratio of gross expenses to average net assets[13]	0.92%[12]	0.90%	0.91%[12]
Ratio of net investment income to average net assets[3]	0.12%[12]	0.25%	0.56%[12]
Portfolio turnover	8%[10]	25%	23%
Net assets end of period (000’s) omitted	$99,008	$85,009	$108,047

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.12), $0.01, and $0.09 for Class N, Class I and Class Z shares, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.06) and $0.04 for Class N and Class I, respectively.
[6]	Less than $0.005 per share.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.05) and $0.05 for Class N, and Class I, respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11) and $0.03 for the Class N, and Class I respectively.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Not annualized.
[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2019, fiscal year ended 2018 and period ended December 31, 2017.
[12]	Annualized.
[13]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[14]	Effective June 23, 2017, Class S shares were converted to Class I shares.
[15]	Commencement of operations was on February 27, 2017.

40

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	years ended	period ended
	June 30, 2019	December 31,	December 31,
Class N	(unaudited)	2018	2017[1]
Net Asset Value, Beginning of Period	$9.99	$11.15	$10.35
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.01	(0.01)	0.01 [4]
Net realized and unrealized gain (loss) on investments	2.08	(0.91)	0.94
Total income (loss) from investment operations	2.09	(0.92)	0.95
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.24)	(0.15)
Net Asset Value, End of Period	$12.08	$9.99	$11.15
Total Return[3,5]	20.92%[6]	(8.25)%	9.17%[6]
Ratio of net expenses to average net assets[7]	1.09%[8]	1.09%	1.10%[8]
Ratio of gross expenses to average net assets[9]	1.14%[8]	1.16%	1.71%[8]
Ratio of net investment income (loss) to average net assets[3]	0.17%[8]	(0.09)%	0.12%[8]
Portfolio turnover	10%[6]	53%	38%
Net assets end of period (000’s) omitted	$107	$89	$11

41

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six				For the fiscal
	months ended				period ended
	June 30, 2019	For the fiscal years ended December 31,			December 31,
Class I	(unaudited)	2018	2017	2016[10]	2015[11]
Net Asset Value, Beginning of Period	$9.99	$11.15	$9.80	$8.95	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.02	0.01	0.03 [4]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	2.08	(0.92)	1.48	0.89	(1.03)
Total income (loss) from investment operations	2.10	(0.91)	1.51	0.86	(1.05)
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	(0.01)	(0.01)	—
Net realized gain on investments	—	(0.24)	(0.15)	—	—
Total distributions to shareholders	—	(0.25)	(0.16)	(0.01)	—
Net Asset Value, End of Period	$12.09	$9.99	$11.15	$9.80	$8.95
Total Return[3,5]	21.02%[6]	(8.15)%[5]	15.44%[5]	9.55%	(10.50)%[5,6]
Ratio of net expenses to average net assets[7]	0.94%[8]	0.94%	0.94%	0.95%	0.95%[8]
Ratio of gross expenses to average net assets[9]	0.99%[8]	1.01%	1.62%	4.60%	11.39%[8]
Ratio of net investment income (loss) to average net assets[3]	0.32%[8]	0.06%	0.26%	(0.38)%	(0.39)%[8]
Portfolio turnover	10%[6]	53%	38%	48%	41%[6]
Net assets end of period (000’s) omitted	$88,334	$54,376	$24,266	$2	$1

42

AMG GW&K Small/Mid Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six	For the fiscal	For the fiscal
	months ended	year ended	period ended
	June 30, 2019	December 31,	December 31,
Class Z	(unaudited)	2018	2017[1]
Net Asset Value, Beginning of Period	$10.00	$11.15	$10.35
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.02	0.03 [4]
Net realized and unrealized gain (loss) on investments	2.09	(0.91)	0.94
Total income (loss) from investment operations	2.11	(0.89)	0.97
Less Distributions to Shareholders from:
Net investment income	—	(0.02)	(0.02)
Net realized gain on investments	—	(0.24)	(0.15)
Total distributions to shareholders	—	(0.26)	(0.17)
Net Asset Value, End of Period	$12.11	$10.00	$11.15
Total Return[3,5]	21.10%[6]	(7.98)%	9.34%[6]
Ratio of net expenses to average net assets[7]	0.84%[8]	0.84%	0.85%[8]
Ratio of gross expenses to average net assets[9]	0.89%[8]	0.91%	1.46%[8]
Ratio of net investment income to average net assets[3]	0.42%[8]	0.16%	0.37%[8]
Portfolio turnover	10%[6]	53%	38%
Net assets end of period (000’s) omitted	$71,612	$65,375	$6,980

[1]	Commencement of operations was on February 27, 2017.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $(0.01), $0.00, and $0.01 for Class N, Class I and Class Z, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2019, fiscal year ended 2018, and less than 0.01% for the fiscal year ended 2017.
[8]	Annualized.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Effective October 1, 2016, Institutional Class was renamed Class I.
[11]	Commencement of operations was on June 30, 2015.

43

Notes to Financial Statements (unaudited)

June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), AMG GW&K Small Cap Core Fund (“Small Cap Core”) and AMG GW&K Small/Mid Cap Fund (“Small/Mid Cap”) and AMG Funds II: AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) (formerly AMG GW&K Enchanced Core Bond Fund), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N and Class I shares, and Enhanced Core Bond ESG, Municipal Enhanced, Small Cap Core, and Small/Mid Cap offer Class Z shares. Effective May 31, 2019, Enhanced Core Bond ESG Class C shares were converted to Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Class C shares of Enhanced Core Bond ESG prior to converting to Class N Shares on May 31, 2019, were closed to all new investors and were not available for purchase by existing shareholders. Shareholders who redeemed Class C shares of the Fund were not subject to the deferred sales charges because they have been closed for longer than one year as described in the prospectus. Small Cap Core was closed to new investors. Please refer to Enhanced Core Bond ESG’s and Small Cap Core’s current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

44

Notes to Financial Statements (continued)

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core and Small/Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2019, the impact on the expense and expense ratios were as follows: Small Cap Core $20,193 or less than 0.01% of average net assets, and Small/Mid Cap $8,856 or 0.01% of average net assets, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to current year redesignation of dividends paid by the fund and return of capital. Temporary differences are primarily due to differences between book and tax treatment of losses for excise tax purposes and wash sales.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Enhanced Core Bond ESG	$35,193,685	$979,818	$(125,973)	$853,845
Municipal Bond	901,282,047	37,978,576	(85,566)	37,893,010
Municipal Enhanced	233,182,792	12,799,552	(1,419)	12,798,133
Small Cap Core	364,960,681	89,354,126	(30,264,829)	59,089,297
Small/Mid Cap	148,785,354	20,593,039	(8,082,334)	12,510,705

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with

45

Notes to Financial Statements (continued)

respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Total
Enhanced Core Bond ESG	$1,685,519	$2,997,514	$4,683,033
Municipal Bond	719,813	5,094,899	5,814,712
Municipal Enhanced	304,591	—	304,591

As of December 31, 2018, Small Cap Core and Small/Mid Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the six months ended June 30, 2019, Small Cap Core transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $47,933,644. For the purposes of U.S. GAAP, the transactions were treated as a sale of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Enhanced Core Bond ESG				Municipal Bond
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	167,110	$1,615,474	424,957	$4,049,618	328,580	$3,856,383	1,361,049	$15,628,138
Reinvestment of distributions	14,464	140,916	27,223	258,273	13,054	153,940	29,687	336,857
Cost of shares repurchased	(165,625)	(1,602,167)	(719,736)	(6,838,184)	(236,279)	(2,776,902)	(2,415,317)	(27,584,411)
Share Conversion	190,000	1,871,729	—	—	—	—	—	—

Net increase (decrease)	205,949	$2,025,952	(267,556)	$(2,530,293)	105,355	$1,233,421	(1,024,581)	$(11,619,416)

Class I:
Proceeds from sale of shares	245,156	$2,373,559	380,957	$3,660,749	12,697,362	$150,028,571	34,143,663	$390,076,652
Reinvestment of distributions	8,048	78,665	12,169	115,703	576,691	6,837,352	1,241,970	14,166,368
Cost of shares repurchased	(192,131)	(1,870,804)	(459,754)	(4,456,226)	(18,201,041)	(216,648,516)	(43,525,772)	(496,040,763)

Net increase (decrease)	61,073	$581,420	(66,628)	$(679,774)	(4,926,988)	$(59,782,593)	(8,140,139)	$(91,797,743)

Class C:[1]
Proceeds from sale of shares	81	$779	498	$4,748	—	—	—	—
Reinvestment of distributions	1,516	14,667	4,736	44,928	—	—	—	—
Cost of shares repurchased	(52,291)	(505,697)	(229,466)	(2,178,365)	—	—	—	—
Share Conversion	(190,108)	(1,871,729)	—	—	—	—	—	—

Net decrease	(240,802)	$(2,361,980)	(224,232)	$(2,128,689)	—	—	—	—

46

Notes to Financial Statements (continued)

		Enhanced Core Bond ESG				Municipal Bond
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	85,978	$834,011	112,597	$1,079,678	—	—	—	—
Reinvestment of distributions	13,816	134,877	32,270	307,362	—	—	—	—
Cost of shares repurchased	(398,867)	(3,888,212)	(693,811)	(6,622,050)	—	—	—	—

Net decrease	(299,073)	$(2,919,324)	(548,944)	$(5,235,010)	—	—	—	—

		Municipal Enhanced				Small Cap Core
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	509,304	$5,050,273	503,883	$4,895,415	18,388	$439,540	118,455	$3,333,417
Reinvestment of distributions	9,555	95,513	12,650	123,277	—	—	74,956	1,556,082
Cost of shares repurchased	(701,200)	(7,002,741)	(646,210)	(6,320,716)	(233,446)	(5,605,396)	(482,775)	(13,686,615)

Net decrease	(182,341)	$(1,856,955)	(129,677)	$(1,302,024)	(215,058)	$(5,165,856)	(289,364)	$(8,797,116)

Class I:
Proceeds from sale of shares	4,177,532	$40,669,552	3,422,201	$33,378,454	1,502,577	$35,929,035	3,424,698	$99,405,234
Reinvestment of distributions	179,071	1,748,730	618,327	5,929,747	—	—	1,913,334	40,371,352
Cost of shares repurchased	(1,941,267)	(18,792,172)	(5,104,631)	(49,821,867)	(3,866,957)	(92,196,087)[2]	(4,967,816)	(125,593,850)

Net increase (decrease)	2,415,336	$23,626,110	(1,064,103)	$(10,513,666)	(2,364,380)	$(56,267,052)	370,216	$14,182,736

Class Z:
Proceeds from sale of shares	—	—	—	—	53,203	$1,289,526	428,733	$11,243,997
Reinvestment of distributions	178	$1,738	642	$6,158	—	—	487,274	10,281,472
Cost of shares repurchased	—	—	—	—	(148,622)	(3,585,673)	(740,347)	(21,529,269)

Net increase (decrease)	178	$1,738	642	$6,158	(95,419)	$(2,296,147)	175,660	$(3,800)

47

Notes to Financial Statements (continued)

		Small/Mid Cap
	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	—	—	7,686	$90,000
Reinvestment of distributions	—	—	209	2,061

Net increase	—	—	7,895	$92,061

Class I:
Proceeds from sale of shares	2,466,501	$27,106,529	4,362,093	$49,100,133
Reinvestment of distributions	—	—	123,071	1,215,947
Cost of shares repurchased	(602,880)	(6,822,397)	(1,221,254)	(13,093,212)

Net increase	1,863,621	$20,284,132	3,263,910	$37,222,868

Class Z:
Proceeds from sale of shares	140,438	$1,597,477	8,619,193	$100,520,967
Reinvestment of distributions	—	—	165,413	1,634,280
Cost of shares repurchased	(762,162)	(8,624,526)	(2,873,377)	(32,900,674)

Net increase (decrease)	(621,724)	$(7,027,049)	5,911,229	$69,254,573

[1]	Effective May 31, 2019, Class C shares were converted into Class N shares.
[2]	Includes redemptions in-kind in the amount of $47,933,644.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2019, the market value of Repurchase Agreements outstanding for Enhanced Core Bond ESG, Small Cap Core and Small/Mid Cap were $465,627, $4,104,232 and $112,175, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedules of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who

48

Notes to Financial Statements (continued)

serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Enhanced Core Bond ESG	0.30%
Municipal Bond
on first $25 million	0.35%
on next $25 million	0.30%
on next $50 million	0.25%
on balance over $100 million	0.20%
Municipal Enhanced	0.45%
Small Cap Core	0.70%
Small/Mid Cap	0.65%

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Enhanced Core Bond ESG, Municipal Bond, Municipal Enhanced, Small Cap Core and Small/Mid Cap to the annual rate of 0.48%, 0.34%, 0.59%, 0.90% and 0.85%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause a Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Enhanced Core Bond ESG	Municipal Bond
Less than 1 year	$257,711	$1,265,508
1-2 years	137,384	695,245
2-3 years	126,357	605,845

Total	$521,452	$2,566,598

Expiration Period	Municipal Enhanced	Small Cap Core
Less than 1 year	$235,140	$144,121
1-2 years	220,700	33,765
2-3 years	186,388	31,421

Total	$642,228	$209,307

Expiration Period		Small/Mid Cap
Less than 1 year		$62,899
1-2 years		87,128
2-3 years		65,950

Total		$215,977

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund and Class C shares of Enhanced Core Bond ESG, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and Enhanced Core Bond ESG Class C shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% and 1.00%

49

Notes to Financial Statements (continued)

annually of each Fund’s average daily net assets attributable to the Class N shares and Enhanced Core Bond ESG Class C shares, respectively. The portion of payments made under the plan by Class N shares of each Fund and Class C shares of Enhanced Core Bond ESG for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For Enhanced Core Bond ESG’s Class I shares and for each of the Class N and Class I shares of Municipal Bond, Municipal Enhanced, Small Cap Core, and Small/Mid Cap, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Enhanced Core Bond ESG
Class I	0.10%	0.07%
Municipal Bond
Class N	0.15%	0.12%
Class I	0.05%	0.05%
Municipal Enhanced
Class N	0.15%	0.15%
Class I	0.05%	0.05%
Small Cap Core
Class N	0.15%	0.15%
Class I	0.05%	0.05%
Small/Mid Cap
Class N	0.15%	—
Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The

Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, Municipal Bond lent a maximum of $1,316,546 for one day earning interest of $117, Municipal Enhanced lent a maximum of $5,655,762 for two days earning interest of $637, and Small/Mid Cap lent a maximum of $2,809,656 for five days earning interest of $1,440. The interest income amount is included in the Statement of Operations as interest income. Small Cap Core borrowed a maximum of $14,519,499 for four days paying interest of $2,236. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Enhanced Core Bond ESG	$7,664,033	$11,153,745
Municipal Bond	71,595,926	172,988,869
Municipal Enhanced	60,229,734	45,510,057
Small Cap Core	35,091,921	65,371,523
Small/Mid Cap	31,819,490	14,938,328

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2019 were as follows:

	U.S. Government Obligations
Fund	Purchases	Sales
Enhanced Core Bond ESG	$3,080,335	$3,222,027

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for

50

Notes to Financial Statements (continued)

that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Enhanced Core Bond ESG	$449,349	$465,627	—	$465,627
Small Cap Core	89,671,691	4,104,232	$85,839,004	89,943,236
Small/Mid Cap	17,956,393	112,175	17,830,071	17,942,246

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Small Cap Core	U.S. Treasury Obligations	0.000%-8.750%	07/05/19-02/15/49
Small/Mid Cap	U.S. Treasury Obligations	0.000%-8.750%	07/23/19-02/15/49

5. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Enhanced Core Bond ESG
BNP Paribas S.A.	$465,627	—	$465,627	$465,627	—
Small Cap Core
Bank of Montreal	$1,000,000	—	$1,000,000	$1,000,000	—
Barclays Capital, Inc.	104,232	—	104,232	104,232	—
Cantor Fitzgerald Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—
Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—
Nomura Securities International, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$4,104,232	—	$4,104,232	$4,104,232	—

Small/Mid Cap
RBC Dominion Securities, Inc.	$112,175	—	$112,175	$112,175	—

7. SUBSEQUENT EVENTS

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements, except for effective July 31, 2019, Small Cap Core was re-opened to new investors.

51

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund (formerly AMG GW&K Enhanced Core Bond Fund), and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small/Mid Cap Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund and AMG GW&K Enhanced Core Bond ESG Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadviser under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the

52

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below, above, above and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and more recent underperformance relative to the Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Small/Mid Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2019 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2019 was above, above and below, respectively, the median performance for the Peer Group and above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2500® Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent improved performance. The Trustees also took into account the Fund’s relatively short performance history and the fact that the Fund made changes to its principal investment strategy in 2017. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above, below, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark. The Trustees noted that the Fund’s longer-term performance results compare favorably to the Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2019 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2019 was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark. The Trustees also noted that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period, in the top quintile relative to its Peer Group since inception, and in the top quartile relative to its Peer Group in the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above, above, below and above, respectively, the median performance of the Peer Group and above, above, below and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and the Fund Benchmark. The Trustees also noted that Class Z shares of the Fund ranked in the top decile relative to its Peer Group for the 10-year period and in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

53

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments made or to be made from the Subadviser to the Investment Manager, and other payments made or to be made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadviser from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.85%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

54

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the

Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory

Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

55

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300 Greenwich, CT 06830

800.835.3879

SUBADVISER

GW&K Investment Management, LLC 222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	57

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063019	SAR019

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 3, 2019